UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 27.6%
Capital Markets - 1.1%
Bank of New York Mellon Corp. (The)	70,540	$2,437,863
Goldman Sachs Group, Inc. (The)	13,300	2,125,473
State Street Corp.	26,720	1,744,014

		6,307,350

Commercial Banks - 10.2%
Bank of America Corp.	975,000	14,761,500
Citigroup, Inc.	258,300	12,287,331
Comerica, Inc.	70,970	3,404,431
Fifth Third Bancorp	55,790	1,154,295
JPMorgan Chase & Co.	184,040	10,227,103
PNC Financial Services Group, Inc. (The)	13,700	1,168,199
Regions Financial Corp.	72,360	737,348
Wells Fargo & Co.	256,600	13,030,148

		56,770,355

Consumer Finance - 3.3%
Capital One Financial Corp.	105,800	8,346,562
Discover Financial Services	100,050	5,915,957
SLM Corp.	458,807	3,950,328

		18,212,847

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc.-Class B (a)	39,080	5,015,527
McGraw Hill Financial, Inc.	9,150	748,196
Voya Financial, Inc.	125,610	4,496,838

		10,260,561

Insurance - 11.1%
Allstate Corp. (The)	80,360	4,681,773
American Financial Group, Inc./OH	84,140	4,912,093
American International Group, Inc.	194,400	10,511,208
AON PLC	71,200	6,403,728
Assurant, Inc.	66,370	4,500,550
Chubb Corp. (The)	59,810	5,541,994
Genworth Financial, Inc.-Class A (a)	261,800	4,447,982
Lincoln National Corp.	188,800	9,054,848
PartnerRe Ltd.	56,940	6,113,648
Travelers Cos., Inc. (The)	35,680	3,334,296
Unum Group	16,670	565,280
XL Group PLC	51,050	1,657,083

		61,724,483

		153,275,596

Energy - 13.4%
Energy Equipment & Services - 1.8%
Halliburton Co.	95,530	6,175,059
Nabors Industries Ltd.	142,800	3,745,644

		9,920,703

Oil, Gas & Consumable Fuels - 11.6%
Chesapeake Energy Corp.	37,210	1,068,671
Chevron Corp.	92,200	11,321,238

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	172,070	$17,298,197
Hess Corp.	116,790	10,662,927
Occidental Petroleum Corp.	105,010	10,468,447
Phillips 66	41,380	3,508,611
Valero Energy Corp.	181,760	10,187,648

		64,515,739

		74,436,442

Health Care - 13.2%
Biotechnology - 0.6%
Theravance, Inc. (a)(b)	36,350	1,041,428
Vertex Pharmaceuticals, Inc. (a)	32,520	2,349,895

		3,391,323

Health Care Equipment & Supplies - 2.1%
Covidien PLC	29,790	2,177,947
Medtronic, Inc.	151,510	9,246,655

		11,424,602

Health Care Providers & Services - 2.0%
Aetna, Inc.	79,708	6,181,355
Health Net, Inc./CA (a)	70,100	2,802,598
WellPoint, Inc.	18,870	2,044,753

		11,028,706

Pharmaceuticals - 8.5%
GlaxoSmithKline PLC (Sponsored ADR) (b)	108,180	5,835,229
Johnson & Johnson	174,770	17,732,164
Merck & Co., Inc.	78,390	4,535,646
Pfizer, Inc.	655,940	19,435,502

		47,538,541

		73,383,172

Consumer Discretionary - 13.1%
Auto Components - 2.6%
Dana Holding Corp.	177,400	3,927,636
Lear Corp.	26,000	2,289,300
Magna International, Inc. (New York)-Class A	27,820	2,846,542
TRW Automotive Holdings Corp. (a)	60,150	5,104,931

		14,168,409

Automobiles - 1.2%
Ford Motor Co.	405,670	6,669,215

Household Durables - 0.7%
PulteGroup, Inc.	204,100	3,992,196

Media - 3.0%
Gannett Co., Inc.	194,523	5,405,794
Liberty Global PLC-Series C (a)	129,925	5,560,790
Twenty-First Century Fox, Inc.-Class A	160,480	5,682,597

		16,649,181

Multiline Retail - 1.1%
Dillard’s, Inc.-Class A	12,930	1,457,858

Company	Shares	U.S. $ Value
Macy’s, Inc.	75,590	$4,527,085

		5,984,943

Specialty Retail - 4.5%
Foot Locker, Inc.	94,300	4,543,374
GameStop Corp.-Class A	150,200	5,685,070
Gap, Inc. (The)	74,080	3,054,318
Office Depot, Inc. (a)	907,800	4,647,936
TJX Cos., Inc. (The)	134,380	7,316,991

		25,247,689

		72,711,633

Information Technology - 13.0%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (a)	432,500	3,944,400
Cisco Systems, Inc.	150,800	3,712,696
Harris Corp.	64,670	4,995,757

		12,652,853

Computers & Peripherals - 3.8%
Apple, Inc.	13,740	8,697,420
Hewlett-Packard Co.	369,290	12,371,215

		21,068,635

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (a)	63,550	3,666,835

IT Services - 2.0%
Booz Allen Hamilton Holding Corp.	54,590	1,208,077
Western Union Co. (The)-Class W	174,560	2,822,635
Xerox Corp.	585,970	7,236,729

		11,267,441

Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	244,620	4,938,878
Intel Corp.	266,600	7,283,512
Micron Technology, Inc. (a)	120,200	3,436,518
NVIDIA Corp.	37,110	705,090

		16,363,998

Software - 1.3%
Electronic Arts, Inc. (a)	203,820	7,160,197

		72,179,959

Industrials - 6.1%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	22,940	2,788,357

Airlines - 0.5%
Delta Air Lines, Inc.	66,760	2,664,392

Construction & Engineering - 0.3%
URS Corp.	32,400	1,458,000

Industrial Conglomerates - 2.6%
General Electric Co.	542,100	14,522,859

Company	Shares	U.S. $ Value
Machinery - 2.2%
Caterpillar, Inc.	43,500	$4,447,005
Dover Corp.	49,800	4,341,564
ITT Corp.	61,600	2,690,688
Parker Hannifin Corp.	6,700	839,041

		12,318,298

		33,751,906

Utilities - 5.0%
Electric Utilities - 1.3%
Edison International	136,780	7,542,049

Gas Utilities - 1.7%
Atmos Energy Corp.	91,980	4,608,198
UGI Corp.	101,670	4,948,279

		9,556,477

Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	207,800	4,845,896

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	141,470	3,412,257
DTE Energy Co.	13,600	1,035,232
Sempra Energy	17,620	1,768,167

		6,215,656

		28,160,078

Consumer Staples - 3.2%
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	65,750	5,149,540
Kroger Co. (The)	177,400	8,469,076

		13,618,616

Household Products - 0.8%
Procter & Gamble Co. (The)	54,400	4,394,976

		18,013,592

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	340,970	12,094,206

Wireless Telecommunication Services - 0.5%
Vodafone Group PLC (Sponsored ADR)	84,057	2,942,835

		15,037,041

Materials - 1.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	3,200	778,592
Eastman Chemical Co.	15,400	1,359,204
LyondellBasell Industries NV-Class A	67,520	6,722,966

		8,860,762

Total Common Stocks (cost $412,416,039)		549,810,181

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c) (cost $8,746,990)	8,746,990	$8,746,990

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5%
(cost $421,163,029)		558,557,171

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $5,358,549)	5,358,549	5,358,549

Total Investments - 101.5% (cost $426,521,578) (d)		563,915,720
Other assets less liabilities - (1.5)%		(8,124,585)

Net Assets - 100.0%		$555,791,135

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $140,272,286 and gross unrealized depreciation of investments was $(2,878,144), resulting in net unrealized appreciation of $137,394,142.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$549,810,181		$	– 0	–	$	– 0	–	$549,810,181
Short-Term Investments	8,746,990			– 0	–		– 0	–	8,746,990
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,358,549			– 0	–		– 0	–	5,358,549

Total Investments in Securities	563,915,720			– 0	–		– 0	–	563,915,720
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$563,915,720		$	– 0	–	$	– 0	–	$563,915,720

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.5%
Information Technology - 25.7%
Communications Equipment - 1.4%
F5 Networks, Inc. (a)	71,620	$7,774,351

Computers & Peripherals - 4.5%
Apple, Inc.	39,730	25,149,090

Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp.-Class A	102,590	9,828,122

Internet Software & Services - 7.0%
CoStar Group, Inc. (a)	13,035	2,066,699
Facebook, Inc.-Class A (a)	136,320	8,629,056
Google, Inc.-Class A (a)	25,095	14,345,557
Google, Inc.-Class C (a)	25,095	14,077,793

		39,119,105

IT Services - 5.8%
Cognizant Technology Solutions Corp.-Class A (a)	181,480	8,821,743
Visa, Inc.-Class A	107,990	23,199,492

		32,021,235

Semiconductors & Semiconductor Equipment - 1.9%
Linear Technology Corp.	226,640	10,461,702

Software - 3.3%
ANSYS, Inc. (a)	71,700	5,266,365
FireEye, Inc. (a)(b)	73,980	2,431,723
Informatica Corp. (a)	100,707	3,684,869
NetSuite, Inc. (a)	39,684	3,194,165
ServiceNow, Inc. (a)	76,822	4,018,559

		18,595,681

		142,949,286

Health Care - 18.7%
Biotechnology - 9.3%
Biogen Idec, Inc. (a)	63,837	20,387,623
Gilead Sciences, Inc. (a)	268,890	21,836,557
Quintiles Transnational Holdings, Inc. (a)	188,679	9,618,855

		51,843,035

Health Care Equipment & Supplies - 1.9%
Intuitive Surgical, Inc. (a)	28,370	10,489,524

Health Care Providers & Services - 2.8%
McKesson Corp.	35,710	6,772,044
UnitedHealth Group, Inc.	110,715	8,816,236

		15,588,280

Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)	21,363	5,234,362

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.8%
Allergan, Inc./United States	124,370	$20,827,000

		103,982,201

Consumer Discretionary - 17.2%
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.	142,700	10,451,348

Internet & Catalog Retail - 2.9%
Priceline Group, Inc. (The) (a)	12,460	15,931,730

Leisure Equipment & Products - 1.4%
Polaris Industries, Inc.	58,030	7,481,228

Media - 6.0%
Comcast Corp.-Class A	379,300	19,799,460
Walt Disney Co. (The)	162,046	13,613,484

		33,412,944

Specialty Retail - 3.1%
Home Depot, Inc. (The)	155,300	12,459,719
O’Reilly Automotive, Inc. (a)	33,640	4,977,038

		17,436,757

Textiles, Apparel & Luxury Goods - 1.9%
Michael Kors Holdings Ltd. (a)	44,600	4,209,348
NIKE, Inc.-Class B	85,456	6,572,421

		10,781,769

		95,495,776

Consumer Staples - 13.5%
Beverages - 1.9%
Monster Beverage Corp. (a)	151,938	10,541,458

Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	73,980	8,583,160
CVS Caremark Corp.	211,150	16,537,268

		25,120,428

Food Products - 3.9%
Hershey Co. (The)	72,910	7,097,059
Keurig Green Mountain, Inc.	41,720	4,705,182
Mead Johnson Nutrition Co.-Class A	109,040	9,755,809

		21,558,050

Personal Products - 1.0%
Estee Lauder Cos., Inc. (The)-Class A	73,810	5,655,322

Tobacco - 2.2%
Philip Morris International, Inc.	137,265	12,153,443

		75,028,701

Industrials - 10.5%
Aerospace & Defense - 3.4%
Boeing Co. (The)	91,760	12,410,540

Company	Shares	U.S. $ Value
Precision Castparts Corp.	25,318	$6,404,948

		18,815,488

Airlines - 1.7%
Copa Holdings SA-Class A	68,180	9,744,967

Electrical Equipment - 1.6%
AMETEK, Inc.	162,741	8,638,292

Industrial Conglomerates - 2.8%
Danaher Corp.	195,879	15,362,790

Machinery - 1.0%
Parker Hannifin Corp.	46,340	5,803,158

		58,364,695

Financials - 3.8%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	20,753	3,914,016
BlackRock, Inc.-Class A	16,050	4,893,645

		8,807,661

Diversified Financial Services - 2.2%
IntercontinentalExchange Group, Inc.	62,411	12,257,520

		21,065,181

Energy - 2.3%
Energy Equipment & Services - 2.3%
Oceaneering International, Inc.	29,018	2,090,747
Schlumberger Ltd.	104,943	10,918,270

		13,009,017

Materials - 1.8%
Chemicals - 1.8%
Monsanto Co.	82,395	10,039,831

Total Common Stocks (cost $378,084,813)		519,934,688

SHORT-TERM INVESTMENTS - 6.4%
Investment Companies - 6.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c) (cost $35,626,644)	35,626,644	35,626,644

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $413,711,457)		555,561,332

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $2,626,290)	2,626,290	2,626,290

U.S. $ Value
Total Investments - 100.4% (cost $416,337,747) (d)	$558,187,622
Other assets less liabilities - (0.4)%	(1,980,804)

Net Assets - 100.0%	$556,206,818

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $144,220,848 and gross unrealized depreciation of investments was $(2,370,973), resulting in net unrealized appreciation of $141,849,875.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$519,934,688		$	– 0	–	$	– 0	–	$519,934,688
Short-Term Investments	35,626,644			– 0	–		– 0	–	35,626,644
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,626,290			– 0	–		– 0	–	2,626,290

Total Investments in Securities	558,187,622			– 0	–		– 0	–	558,187,622
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$558,187,622		$	– 0	–	$	– 0	–	$558,187,622

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.4%
Energy - 23.1%
Coal & Consumable Fuels - 0.2%
Cameco Corp.	13,248	$264,887
China Coal Energy Co., Ltd.-Class H (a)	140,700	80,196
China Shenhua Energy Co., Ltd.-Class H	113,570	311,234
Coal India Ltd.	16,760	105,186
CONSOL Energy, Inc.	7,674	338,961
Peabody Energy Corp.	9,052	146,280

		1,246,744

Integrated Oil & Gas - 15.4%
BG Group PLC	426,706	8,749,766
BP PLC	1,275,818	10,754,571
Chevron Corp.	147,305	18,087,581
ENI SpA	175,502	4,469,734
Exxon Mobil Corp.	289,020	29,055,180
Gazprom OAO (Sponsored ADR)	473,430	3,867,923
Hess Corp.	20,750	1,894,475
LUKOIL OAO (London) (Sponsored ADR)	27,630	1,562,753
PetroChina Co., Ltd.-Class H	3,164,000	3,777,889
Petroleo Brasileiro SA 1 (ADR)	208,630	2,941,683
Petroleo Brasileiro SA 2 (Sponsored ADR)	120,118	1,793,362
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	232,633	9,150,620
Royal Dutch Shell PLC-Class A	125,875	4,949,794
Royal Dutch Shell PLC-Class B	118,500	4,843,995
Statoil ASA	64,240	1,968,813
Suncor Energy, Inc. (Toronto)	48,503	1,866,670
Total SA (a)	169,330	11,888,073

		121,622,882

Oil & Gas Drilling - 0.2%
Nabors Industries Ltd.	31,410	823,884
Odfjell Drilling Ltd.	111,890	636,726

		1,460,610

Oil & Gas Equipment & Services - 0.8%
Aker Solutions ASA	101,550	1,786,709
Halliburton Co.	22,730	1,469,267
Helix Energy Solutions Group, Inc. (b)	34,790	813,390
Schlumberger Ltd.	21,690	2,256,628

		6,325,994

Oil & Gas Exploration & Production - 6.3%
Anadarko Petroleum Corp.	45,118	4,640,837
Apache Corp.	13,010	1,212,792
Cabot Oil & Gas Corp.	14,151	512,832
Canadian Natural Resources Ltd.	119,928	4,880,958
Chesapeake Energy Corp.	17,849	512,623
Cimarex Energy Co.	14,130	1,824,607
CNOOC Ltd.	597,800	1,021,543
Concho Resources, Inc. (b)	3,528	464,990
ConocoPhillips	60,001	4,796,480
Crescent Point Energy Corp. (a)	13,191	540,754
Det Norske Oljeselskap ASA (a) (b)	89,350	946,530
Devon Energy Corp.	12,935	955,897

Company	Shares	U.S. $ Value
EnCana Corp.	24,809	$577,725
EOG Resources, Inc.	41,274	4,366,789
EQT Corp.	5,053	540,065
Inpex Corp.	145,100	2,101,902
Lundin Petroleum AB (b)	48,970	958,620
Marathon Oil Corp.	23,360	856,378
MEG Energy Corp. (b)	29,970	1,045,896
Murphy Oil Corp.	21,983	1,355,692
Noble Energy, Inc.	36,298	2,615,997
Occidental Petroleum Corp.	72,226	7,200,210
Pioneer Natural Resources Co.	4,515	948,872
Range Resources Corp.	5,485	509,831
Rosetta Resources, Inc. (b)	13,830	651,808
Santos Ltd.	32,951	446,145
Southwestern Energy Co. (b)	11,794	536,273
Talisman Energy, Inc.	34,704	358,466
Tullow Oil PLC	30,581	432,934
Whiting Petroleum Corp. (b)	12,200	876,570
Woodside Petroleum Ltd.	21,292	836,852

		49,527,868

Oil & Gas Refining & Marketing - 0.2%
Valero Energy Corp.	31,320	1,755,486

		181,939,584

Equity: Other - 11.0%
Diversified/Specialty - 9.6%
Aedifica SA	899	62,254
Alam Sutera Realty Tbk PT	1,167,950	50,197
Alexandria Real Estate Equities, Inc.	2,358	179,420
Amata Corp. PCL	51,200	24,953
Armada Hoffler Properties, Inc.	65,944	637,019
Artis Real Estate Investment Trust	4,146	60,146
Axis Real Estate Investment Trust	38,300	40,172
Ayala Land, Inc.	1,199,682	825,906
Azrieli Group	3,719	120,795
Bakrieland Development Tbk PT (b)	3,227,600	13,823
Beni Stabili SpA (a)	84,473	74,644
BioMed Realty Trust, Inc.	6,338	137,535
British Land Co. PLC	287,794	3,453,219
Bumi Serpong Damai PT	693,000	95,877
Buzzi Unicem SpA	42,840	745,900
CA Immobilien Anlagen AG (b)	74,957	1,389,880
Canadian Real Estate Investment Trust	2,235	93,663
Capital Property Fund	528,785	524,941
CapitaLand Ltd.	252,000	641,675
Central Pattana PCL	137,600	196,991
Cheung Kong Holdings Ltd.	89,000	1,593,143
Ciputra Development Tbk PT	1,051,400	95,272
City Developments Ltd.	60,000	495,845
Cofinimmo	2,893	345,932
Conwert Immobilien Invest SE (b)	6,279	77,111
Country Garden Holdings Co., Ltd.	3,331,400	1,407,048
Dexus Property Group	565,861	588,209
Digital Realty Trust, Inc. (a)	17,695	1,017,463
DLF Ltd.	42,436	151,009
Dream Office Real Estate Investment Trust	37,071	996,947

Company	Shares	U.S. $ Value
Duke Realty Corp.	10,719	$189,726
East Japan Railway Co.	10,700	819,088
Eastern & Oriental Bhd	70,050	54,805
Eurobank Properties Real Estate Investment Co.	2,448	26,195
Even Construtora e Incorporadora SA	195,800	594,314
Evergrande Real Estate Group Ltd. (a)	563,750	253,635
Fibra Uno Administracion SA de CV	408,351	1,253,654
Fonciere Des Regions	3,305	330,817
Franshion Properties China Ltd.	363,200	108,850
Frasers Centrepoint Ltd.	318,000	492,322
Gecina SA	1,883	268,834
Globe Trade Centre SA (b)	23,247	61,377
GPT Group	154,046	559,505
Gramercy Property Trust, Inc.	327,280	1,921,134
Granite Real Estate Investment Trust (New York)	41,570	1,540,169
Granite Real Estate Investment Trust (Toronto)	1,560	57,261
Greentown China Holdings Ltd.	72,500	71,021
Growthpoint Properties Ltd.	419,968	932,901
Guangzhou R&F Properties Co., Ltd.-Class H	97,800	134,376
H&R Real Estate Investment Trust	8,827	190,005
Hang Lung Properties Ltd.	222,000	707,234
Hemfosa Fastigheter AB (b)	46,463	777,623
Henderson Land Development Co., Ltd.	179,500	1,169,888
Hui Xian Real Estate Investment Trust	201,100	109,517
Hulic Co., Ltd.	29,050	382,280
ICADE	10,543	1,055,294
IGB Corp. Bhd	86,500	73,766
IMMOFINANZ AG (b)	94,916	337,435
Japan Hotel REIT Investment Corp.	1,995	931,914
Kennedy Wilson Europe Real Estate PLC (b)	85,850	1,508,089
Kennedy-Wilson Holdings, Inc.	63,080	1,562,492
Keppel Land Ltd.	72,000	200,027
Kiwi Income Property Trust	104,794	106,783
KLCC Property Holdings Bhd	45,200	88,205
Klovern AB	151,052	808,386
Kungsleden AB	13,943	108,941
Land and Houses PCL	241,200	72,147
Land Securities Group PLC	163,670	2,933,837
Lend Lease Group	95,210	1,190,696
Lippo Karawaci Tbk PT	1,897,100	168,455
Longfor Properties Co., Ltd.	132,950	168,800
LPN Development PCL	438,200	214,896
Mah Sing Group Bhd	87,400	61,252
Malaysian Resources Corp. Bhd	80,900	40,316
Mapletree Greater China Commercial Trust (c)	180,500	128,886
Megaworld Corp.	1,019,650	109,858
Mexico Real Estate Management SA de CV (b)	60,090	113,809
Mitchells & Butlers PLC (b)	92,460	652,564
Mitsubishi Estate Co., Ltd.	188,000	4,591,756
Mitsui Fudosan Co., Ltd.	162,000	5,160,243
New World Development Co., Ltd.	1,147,048	1,316,768
Nomura Real Estate Master Fund, Inc.	430	491,051
Oberoi Realty Ltd.	7,800	32,164
Orco Property Group (b)	4,207	3,276
Pakuwon Jati Tbk PT	1,240,000	43,448
Poly Property Group Co., Ltd.	180,600	83,180
Pruksa Real Estate PCL	68,400	52,607
Quality Houses PCL	365,900	37,671

Company	Shares	U.S. $ Value
Redefine Properties Ltd.	300,552	$264,173
Regal Entertainment Group-Class A	75,940	1,481,589
Resilient Property Income Fund Ltd.	23,104	124,052
SA Corporate Real Estate Fund Nominees Pty Ltd.	179,900	69,522
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.-Class B (b)	50,480	75,972
Sino Land Co., Ltd.	298,000	461,287
SP Setia Bhd	82,750	75,214
Spirit Realty Capital, Inc.	59,108	667,329
Sponda Oyj	24,674	127,579
Sumitomo Realty & Development Co., Ltd.	87,000	3,757,632
Summarecon Agung Tbk PT	1,071,900	115,467
Sun Hung Kai Properties Ltd.	277,305	3,799,059
Suntec Real Estate Investment Trust	234,000	335,122
Supalai PCL	1,151,200	690,791
Swire Properties Ltd.	524,950	1,634,632
Taiheiyo Cement Corp.	106,000	401,842
Tokyu Fudosan Holdings Corp.	58,000	459,156
Top REIT, Inc.	107	493,805
Unite Group PLC (The)	19,890	140,797
Unitech Ltd. (b)	135,034	63,659
United Urban Investment Corp. (a)	233	373,498
UOL Group Ltd.	275,602	1,451,145
Vornado Realty Trust	9,987	1,069,408
Vukile Property Fund Ltd.	50,918	82,444
Wallenstam AB-Class B	10,218	175,560
WHA Corp. PCL	25,462	21,522
Wharf Holdings Ltd.	432,000	3,072,571
Wihlborgs Fastigheter AB	6,754	129,264
WP Carey, Inc.	2,774	176,537
Yuexiu Property Co., Ltd.	470,455	93,631

		75,476,791

Health Care - 1.3%
Chartwell Retirement Residences	77,960	759,253
First Real Estate Investment Trust	47,000	44,630
HCP, Inc.	34,006	1,419,751
Health Care REIT, Inc.	20,789	1,314,489
LTC Properties, Inc.	41,600	1,653,184
Medical Properties Trust, Inc.	129,535	1,751,313
Omega Healthcare Investors, Inc. (a)	64,188	2,367,895
Senior Housing Properties Trust	6,199	148,652
Ventas, Inc.	21,623	1,444,416

		10,903,583

Triple Net - 0.1%
National Retail Properties, Inc.	4,002	139,990
Realty Income Corp. (a)	6,843	296,302

		436,292

		86,816,666

Materials - 10.9%
Aluminum - 0.1%
Alcoa, Inc.	50,490	687,169
Alumina Ltd. (b)	116,127	155,222

Company	Shares	U.S. $ Value
Norsk Hydro ASA	63,354	$344,744

		1,187,135

Commodity Chemicals - 0.3%
Denki Kagaku Kogyo KK	197,000	718,374
LyondellBasell Industries NV - Class A	13,350	1,329,259

		2,047,633

Construction Materials - 0.1%
Anhui Conch Cement Co., Ltd. - Class H (a)	172,000	618,736

Diversified Chemicals - 0.4%
Arkema SA	10,750	1,100,197
Huntsman Corp.	69,520	1,855,489

		2,955,686

Diversified Metals & Mining - 4.8%
Anglo American PLC	65,962	1,613,805
Aurubis AG	12,770	695,952
BHP Billiton Ltd.	274,149	9,326,598
BHP Billiton PLC	99,928	3,133,040
Freeport-McMoRan Copper & Gold, Inc.	118,791	4,044,833
Glencore PLC (b)	1,181,513	6,416,389
KGHM Polska Miedz SA (b)	22,020	841,573
MMC Norilsk Nickel OJSC (ADR)	61,820	1,185,089
Rio Tinto Ltd.	20,528	1,135,657
Rio Tinto PLC	184,957	9,485,434

		37,878,370

Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc. (Toronto)	4,777	428,930
CF Industries Holdings, Inc.	1,897	461,559
Monsanto Co.	44,596	5,434,023
Mosaic Co. (The)	9,826	491,202
Potash Corp. of Saskatchewan, Inc.	51,788	1,879,422
Syngenta AG	3,078	1,184,733

		9,879,869

Forest Products - 0.0%
Duratex SA	9,966	41,015

Gold - 0.8%
AngloGold Ashanti Ltd. (b)	12,550	197,537
Barrick Gold Corp. (a)	76,628	1,243,800
Franco-Nevada Corp.	5,048	234,220
Goldcorp, Inc.	131,588	3,097,045
Kinross Gold Corp. (b)	39,053	146,949
Koza Altin Isletmeleri AS	37,990	379,047
New Gold, Inc. (b)	51,670	276,863
Newcrest Mining Ltd. (b)	26,230	238,683
Newmont Mining Corp.	16,729	382,927
Randgold Resources Ltd.	3,022	222,800
Real Gold Mining Ltd. (a) (b) (d) (e)	686,500	9
Yamana Gold, Inc.	25,477	190,085

		6,609,965

Company	Shares	U.S. $ Value
Paper Products - 0.4%
Fibria Celulose SA (b)	8,300	$78,358
International Paper Co.	13,935	663,724
Mondi PLC	66,000	1,187,254
OJI Holdings Corp.	27,000	114,424
Sappi Ltd. (b)	265,750	928,230
Stora Enso Oyj - Class R	18,173	186,427
UPM-Kymmene Oyj	17,483	308,099

		3,466,516

Precious Metals & Minerals - 0.2%
Anglo American Platinum Ltd. (b)	2,299	98,136
Dominion Diamond Corp. (b)	51,620	679,319
Impala Platinum Holdings Ltd.	18,015	188,841
Industrias Penoles SAB de CV	4,601	111,180
North American Palladium Ltd. (a) (b)	881,200	248,675
Silver Wheaton Corp.	12,131	251,951

		1,578,102

Specialty Chemicals - 0.3%
Johnson Matthey PLC	16,440	886,015
Koninklijke DSM NV	25,936	1,871,720

		2,757,735

Steel - 2.2%
ArcelorMittal (Euronext Amsterdam)	47,127	717,278
BlueScope Steel Ltd. (b)	133,412	727,375
China Steel Corp. (Sponsored GDR) (c)	27,370	450,784
Fortescue Metals Group Ltd.	72,847	300,150
Gerdau SA	40,700	242,169
Hyundai Steel Co.	3,280	221,642
JFE Holdings, Inc.	89,500	1,707,687
Nippon Steel & Sumitomo Metal Corp.	354,920	1,006,274
Nucor Corp.	15,025	760,716
POSCO	3,020	856,152
Ternium SA (Sponsored ADR)	32,850	933,925
ThyssenKrupp AG (b)	21,394	643,414
Vale SA	61,670	781,783
Vale SA (Preference Shares)	89,790	1,027,637
Vale SA (Sponsored ADR) (Local Preference Shares)	483,370	5,549,088
Voestalpine AG	22,462	1,040,497

		16,966,571

		85,987,333

Retail - 6.6%
Regional Mall - 2.5%
BR Malls Participacoes SA	89,110	736,252
CapitaMall Trust	255,000	421,275
CFS Retail Property Trust Group	693,850	1,325,381
General Growth Properties, Inc.	84,709	2,018,615
Glimcher Realty Trust	76,210	839,834
Macerich Co. (The)	4,634	306,029
Multiplan Empreendimentos Imobiliarios SA	34,650	743,329
Pennsylvania Real Estate Investment Trust	73,590	1,320,940
Simon Property Group, Inc.	48,985	8,154,043

Company	Shares	U.S. $ Value
Taubman Centers, Inc.	2,103	$157,515
Washington Prime Group, Inc. (b)	24,492	487,156
Westfield Group	319,044	3,181,597

		19,691,966

Shopping Center/Other Retail - 4.1%
Aeon Mall Co., Ltd.	39,200	990,046
Aliansce Shopping Centers SA	7,900	63,862
American Realty Capital Properties, Inc.	24,803	307,805
Atrium European Real Estate Ltd. (b)	16,636	92,750
Calloway Real Estate Investment Trust	3,344	82,806
Capital & Counties Properties PLC	64,416	365,334
CapitaMalls Asia Ltd.	140,050	263,078
CapitaMalls Malaysia Trust	101,600	47,432
Citycon OYJ	23,527	86,623
Corio NV	6,564	328,514
DDR Corp.	92,196	1,595,912
Deutsche Euroshop AG	4,711	234,558
Federal Realty Investment Trust	6,606	789,549
Federation Centres Ltd.	520,330	1,221,804
Frontier Real Estate Investment Corp.	46	249,801
Fukuoka REIT Co. (a)	230	392,841
Hammerson PLC	69,569	693,349
Harvey Norman Holdings Ltd. (a)	254,490	759,916
Hyprop Investments Ltd.	78,945	589,502
IGB Real Estate Investment Trust	162,100	60,542
Immobiliare Grande Distribuzione (a)	14,442	25,705
Intu Properties PLC	85,566	452,087
Japan Retail Fund Investment Corp.	588	1,295,552
Kimco Realty Corp.	28,977	664,153
Kite Realty Group Trust	137,402	853,266
Klepierre	46,965	2,280,612
Link REIT (The)	270,878	1,444,703
Pavilion Real Estate Investment Trust	86,800	37,281
Ramco-Gershenson Properties Trust	105,874	1,757,508
Regency Centers Corp.	14,509	774,781
Retail Opportunity Investments Corp.	98,219	1,551,860
RioCan Real Estate Investment Trust	22,725	572,788
Shaftesbury PLC	24,833	279,261
SM Prime Holdings, Inc.	730,850	280,907
Tanger Factory Outlet Centers, Inc.	3,100	109,802
Unibail-Rodamco SE	20,178	5,642,772
Vastned Retail NV	26,348	1,342,815
Weingarten Realty Investors	27,262	866,659
Westfield Retail Trust	1,048,313	3,115,480

		32,564,016

		52,255,982

Residential - 5.0%
Multi-Family - 4.3%
Advance Residence Investment Corp.	125	308,935
Apartment Investment & Management Co. - Class A	4,799	151,073
Associated Estates Realty Corp.	95,090	1,644,106
AvalonBay Communities, Inc.	4,267	605,231
Boardwalk Real Estate Investment Trust	1,305	77,291
Brookfield Residential Properties, Inc. (b)	32,867	663,913

Company	Shares	U.S. $ Value
BUWOG AG (b)	4,745	$88,937
Camden Property Trust	2,798	196,532
Canadian Apartment Properties REIT	3,641	74,949
China Overseas Land & Investment Ltd.	1,360,650	3,572,221
China Resources Land Ltd.	183,700	374,095
China Vanke Co., Ltd. - Class B	1,211,875	1,909,048
CIFI Holdings Group Co., Ltd.	3,410,000	630,062
Comforia Residential REIT, Inc.	88	641,668
Corp. GEO SAB de CV Series B (b) (d) (e)	108,590	1,721
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,820	164,166
Desarrolladora Homex SAB de CV (a) (b) (d) (e)	1,300	135
Deutsche Annington Immobilien SE	6,410	188,736
Deutsche Wohnen AG (b)	16,610	368,728
Deutsche Wohnen AG - New (b)	12,041	260,157
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	192,953	245,992
Equity Residential	30,216	1,867,349
Essex Property Trust, Inc.	15,720	2,844,691
Ez Tec Empreendimentos e Participacoes SA	5,000	51,422
Gafisa SA	43,400	63,929
GAGFAH SA (b)	44,299	738,750
Grainger PLC	42,250	153,864
Home Properties, Inc.	1,871	116,339
Irish Residential Properties REIT PLC (b)	340,000	468,106
Japan Rental Housing Investments, Inc.	727	461,495
Kenedix Residential Investment Corp.	216	476,982
KWG Property Holding Ltd.	2,713,000	1,722,350
Land and Houses PCL	57,200	16,950
LEG Immobilien AG	26,594	1,876,961
Mid-America Apartment Communities, Inc.	30,042	2,173,538
Mirvac Group	356,692	601,897
MRV Engenharia e Participacoes SA	30,700	94,143
PDG Realty SA Empreendimentos e Participacoes (b)	133,530	92,386
Rossi Residencial SA (b)	792,521	573,086
Sekisui Chemical Co., Ltd.	35,000	381,113
Shimao Property Holdings Ltd.	178,000	358,309
Sino-Ocean Land Holdings Ltd.	363,350	191,538
Stockland	880,136	3,199,432
Sunac China Holdings Ltd. (a)	156,400	80,886
Taylor Wimpey PLC	372,180	676,388
UDR, Inc.	39,546	1,088,306
UEM Sunrise Bhd	151,000	96,482
Urbi Desarrollos Urbanos SAB de CV (a) (b) (d) (e)	52,560	21
Wing Tai Holdings Ltd.	517,000	804,227

		33,438,636

Self Storage - 0.7%
Extra Space Storage, Inc.	47,841	2,504,476
Public Storage	13,284	2,289,896
Safestore Holdings PLC	202,350	701,252

		5,495,624

Student Housing - 0.0%
American Campus Communities, Inc.	3,447	133,882

		39,068,142

Company	Shares	U.S. $ Value
Office - 3.6%
Office - 3.6%
Allied Properties Real Estate Investment Trust	36,060	$1,164,642
Allreal Holding AG (b)	980	134,037
Ascendas India Trust	67,000	42,175
Befimmo SA	1,712	127,771
Boston Properties, Inc.	10,213	1,232,505
CapitaCommercial Trust	192,000	258,828
Castellum AB	16,754	288,373
Columbia Property Trust, Inc.	57,520	1,512,201
Cominar Real Estate Investment Trust	69,468	1,206,384
Cousins Properties, Inc.	157,215	1,886,580
Derwent London PLC	8,991	412,642
Douglas Emmett, Inc.	20,944	594,600
Fabege AB	75,271	1,063,558
Great Portland Estates PLC	33,819	369,455
Highwoods Properties, Inc.	2,962	120,198
Hongkong Land Holdings Ltd.	282,000	1,981,872
Hufvudstaden AB - Class A	11,328	163,517
Inmobiliaria Colonial SA (b)	164,610	138,091
Investa Office Fund	327,240	1,022,096
Japan Excellent, Inc.	581	792,257
Japan Prime Realty Investment Corp.	77	277,183
Japan Real Estate Investment Corp.	322	1,887,214
Kenedix Office Investment Corp.-Class A	146	764,958
Kilroy Realty Corp.	13,155	796,930
Liberty Property Trust	21,851	845,852
Nippon Building Fund, Inc.	129	757,520
Norwegian Property ASA (b)	53,360	66,947
NTT Urban Development Corp.	45,200	455,678
Orix JREIT, Inc.	717	959,592
Parkway Properties, Inc./MD	90,408	1,805,448
PSP Swiss Property AG (b)	3,905	354,336
SL Green Realty Corp.	29,049	3,180,575
Swiss Prime Site AG (b)	5,407	434,831
Technopolis Oyj	9,748	57,962
Tokyo Tatemono Co., Ltd.	40,000	367,269
Workspace Group PLC	87,060	836,178

		28,360,255

Lodging - 1.6%
Lodging - 1.6%
Ashford Hospitality Prime, Inc.	91,712	1,494,906
Ashford Hospitality Trust, Inc.	141,278	1,511,674
Chatham Lodging Trust	72,300	1,626,750
DiamondRock Hospitality Co.	147,260	1,828,969
FelCor Lodging Trust, Inc.	122,490	1,205,302
Hersha Hospitality Trust	285,930	1,809,937
Hospitality Properties Trust	4,939	143,280
Host Hotels & Resorts, Inc.	87,157	1,923,555
LaSalle Hotel Properties	3,432	113,222
Pebblebrook Hotel Trust	20,500	728,570
RLJ Lodging Trust	4,050	112,225

		12,498,390

Company	Shares	U.S. $ Value
Industrials - 1.3%
Industrial Warehouse Distribution - 1.1%
Ascendas Real Estate Investment Trust	193,000	$378,862
Global Logistic Properties Ltd.	295,800	656,530
Hansteen Holdings PLC	249,300	451,306
Japan Logistics Fund, Inc.	227	507,860
Mapletree Industrial Trust	655,000	752,464
Mapletree Logistics Trust	940,000	889,297
Nippon Prologis REIT, Inc.	338	741,394
ProLogis, Inc.	41,035	1,703,363
Segro PLC	72,922	452,129
STAG Industrial, Inc.	72,680	1,740,686
Warehouses De Pauw SCA	1,119	83,514

		8,357,405

Mixed Office Industrial - 0.2%
BR Properties SA	19,720	157,563
Goodman Group	342,140	1,623,825

		1,781,388

		10,138,793

Food Beverage & Tobacco - 0.2%
Agricultural Products - 0.2%
Archer-Daniels-Midland Co.	21,746	977,265
Bunge Ltd.	4,864	377,982
IOI Corp. Bhd	96,900	148,743
Kuala Lumpur Kepong Bhd	16,000	119,116
Wilmar International Ltd.	63,000	161,430

		1,784,536

Mortgage - 0.1%
Mortgage - 0.1%
Altisource Residential Corp.	18,995	529,771

Total Common Stocks (cost $461,362,727)		499,379,452

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 24.5%
United States - 24.5%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (f)	$113,979	116,971,189
0.625%, 7/15/21 (TIPS)	5,806	6,121,290
1.875%, 7/15/15 (TIPS)	66,603	69,361,070

Total Inflation-Linked Securities (cost $192,473,896)		192,453,549

	Shares
INVESTMENT COMPANIES - 0.4%
Funds and Investment Trusts - 0.4%
CPN Retail Growth Leasehold Property Fund	121,750	58,297
iShares US Real Estate ETF (a)	38,220	2,738,845
Total Investment Companies (cost $2,506,752)		2,797,142

Company	Shares	U.S. $ Value
WARRANTS - 0.3%
Equity: Other - 0.3%
Diversified/Specialty - 0.3%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (b)	313,130	$375,118
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (b)	749,563	2,132,629
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a)(b)	23,442	29,904

		2,537,651

Residential - 0.0%
Multi-Family - 0.0%
Land and Houses PCL, expiring 12/31/99 (b)	59,680	10,756

Total Warrants (cost $1,124,611)		2,548,407

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $ 59.00 (b)(g)	1,028	59,624
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $ 57.00 (b)(g)	1,988	83,496

Total Options Purchased - Puts (premiums paid $1,186,764)		143,120

	Shares
RIGHTS - 0.0%
Retail - 0.0%
Shopping Center/Other Retail - 0.0%
Immobiliare Grande Distribuzio, expiring 5/30/14 (b) (cost $0)	27	1

SHORT-TERM INVESTMENTS - 10.6%
Investment Companies - 10.6%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio (h)(i) (cost $83,479,097)	83,479,097	83,479,097

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 99.2% (cost $742,133,847)		$780,800,768

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
Investment Companies – 2.8%
AllianceBernstein Exchange Reserves-Class I, 0.07% (h) (cost $22,028,457)	22,028,457	22,028,457

Total Investments – 102.0% (cost $764,162,304) (j)		802,829,225
Other assets less liabilities – (2.0)% (k)		(15,727,801)

Net Assets – 100.0%		$787,101,424

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Canola (WCE) Futures	236	November 2014	$2,034,230	$2,023,728	$(10,502)
Canola Futures	214	July 2014	1,892,481	1,809,023	(83,458)
Cocoa Futures	86	September 2014	2,587,140	2,640,200	53,060
Coffee C Futures	32	July 2014	2,380,909	2,130,000	(250,909)
Copper London Metal Exchange Futures	25	August 2014	4,311,654	4,281,875	(29,779)
Cotton No. 2 Futures	34	December 2014	1,316,758	1,316,990	232
Gasoline Rbob Futures	4	June 2014	503,291	499,279	(4,012)
Gold 100 OZ Futures	61	December 2014	7,935,641	7,604,870	(330,771)
Live Cattle Futures	44	June 2014	2,304,268	2,425,280	121,012
Live Cattle Futures	100	August 2014	5,553,215	5,544,000	(9,215)
Nickel London Metal Exchange Futures	19	August 2014	2,157,491	2,194,500	37,009
Platinum Futures	21	July 2014	1,539,166	1,525,335	(13,831)
Platinum Futures	51	October 2014	3,727,280	3,705,150	(22,130)
Primary Aluminum London Metal Exchange Futures	63	August 2014	2,899,710	2,892,488	(7,222)
Soybean Futures	85	November 2014	5,103,589	5,243,437	139,848
WTI Crude Futures	76	June 2014	7,843,552	7,805,960	(37,592)
WTI Crude Futures	28	May 2015	2,570,701	2,618,840	48,139
Zinc London Metal Exchange Futures	86	August 2014	4,507,660	4,417,175	(90,485)
Sold Contracts
Brent Crude Oil Futures	28	May 2015	2,875,890	2,908,920	(33,030)
Corn Futures	181	December 2014	4,209,416	4,140,375	69,041
Gas Oil (ICE) Futures	34	August 2014	3,085,215	3,045,550	39,665
Gold 100 OZ Futures	41	August 2014	5,304,359	5,108,600	195,759
Lead London Metal Exchange Futures	29	August 2014	1,528,238	1,517,063	11,175
Lean Hogs Futures	103	August 2014	5,153,806	5,141,760	12,046
Neckel London Metal Exchange Futures	2	August 2014	225,836	231,000	(5,164)

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
NY Harbor USLD Futures	13	June 2014	$1,601,167	$1,576,957	$24,210
PRI Aluminum London Metal Exchange Futures	178	August 2014	7,880,567	8,172,425	(291,858)
Rapeseed Euro Futures	44	July 2014	1,102,414	1,051,125	51,289
Rapeseed Euro Futures	90	October 2014	2,172,076	2,173,031	(955)
Robusta Coffee Futures	71	July 2014	1,532,164	1,375,270	156,894
Sugar 11 Futures (World)	70	September 2014	1,428,226	1,426,096	2,130
Wheat Futures (CBT)	94	December 2014	3,159,296	3,104,350	54,946
Zinc London Metal Exchange Futures	75	August 2014	3,852,964	3,852,188	776

					$(203,682)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,759	IDR	20,453,303	6/18/14	$(13,877)
Barclays Bank PLC	USD	574	MYR	1,893	6/18/14	14,317
BNP Paribas SA	BRL	11,863	USD	4,932	6/03/14	(363,760)
BNP Paribas SA	BRL	11,471	USD	5,123	6/03/14	2,973
BNP Paribas SA	USD	5,115	BRL	11,471	6/03/14	5,479
BNP Paribas SA	USD	5,298	BRL	11,863	6/03/14	(3,075)
BNP Paribas SA	GBP	1,816	USD	3,037	6/18/14	(6,851)
BNP Paribas SA	JPY	3,930,286	USD	38,150	6/18/14	(461,572)
BNP Paribas SA	USD	2,535	AUD	2,831	6/18/14	97,317
BNP Paribas SA	BRL	11,471	USD	4,987	9/03/14	(3,689)
Credit Suisse International	USD	1,987	RUB	70,729	9/17/14	(11,125)
Deutsche Bank AG London	USD	3,437	CHF	3,013	6/18/14	(71,428)
Deutsche Bank AG London	USD	2,201	GBP	1,351	6/18/14	63,436
Goldman Sachs Bank USA	BRL	392	USD	175	6/03/14	102
Goldman Sachs Bank USA	USD	171	BRL	392	6/03/14	4,096
Morgan Stanley & Co., Inc.	NOK	11,550	USD	1,936	6/18/14	4,769
Royal Bank of Canada	USD	8,350	CAD	9,275	6/18/14	200,219
Royal Bank of Scotland PLC	GBP	2,367	USD	3,923	6/18/14	(44,579)
Royal Bank of Scotland PLC	USD	2,672	CAD	2,984	6/18/14	78,898
Royal Bank of Scotland PLC	USD	19,474	CNY	120,010	6/18/14	(166,524)
Standard Chartered Bank	AUD	2,831	USD	2,567	6/18/14	(64,954)
Standard Chartered Bank	USD	3,856	CNY	23,807	6/18/14	(25,526)
Standard Chartered Bank	USD	901	HKD	6,991	6/18/14	823
Standard Chartered Bank	USD	3,841	JPY	389,541	6/18/14	(14,357)
Standard Chartered Bank	USD	2,236	SGD	2,830	6/18/14	20,640
Standard Chartered Bank	USD	2,248	ZAR	24,592	6/18/14	70,371
State Street Bank & Trust Co.	AUD	2,981	USD	2,773	6/18/14	1,270
State Street Bank & Trust Co.	EUR	9,548	USD	13,223	6/18/14	208,216
State Street Bank & Trust Co.	USD	86	SEK	551	6/18/14	(4,042)

						$(482,433)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,040	3/30/22	2.263%	3 Month LIBOR	$(26,273)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/31/16	1.930%	CPI	#	$17,732
Citibank, NA	1,500	3/27/18	2.450%	CPI	#	(47,952)
JPMorgan Chase Bank, NA	112,219	10/01/16	1.918%	CPI	#	203,819

						$173,599

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	13,868	0.11%	$4,000	6/18/14	Citibank, NA	$(58,535)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	315,925	0.12%	91,073	6/16/14	Goldman Sachs International	(1,280,734)
Receive	Dow Jones-UBS Industrial Metals Subindex	60,919	0.08%	8,080	6/16/14	Goldman Sachs International	94,736
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	580,625	0.12%	167,379	6/16/14	JPMorgan Chase Bank, NA	(2,353,807)

							$(3,598,340)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $579,670 or 0.1% of net assets.
(d)	Fair valued by the Adviser.

(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $19,841,518.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(j)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,666,855 and gross unrealized depreciation of investments was $(17,999,934), resulting in net unrealized appreciation of $38,666,921.
(k)	An amount of U.S. $3,414,101 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

Multi-Asset Real Return Portfolio

COUNTRY BREAKDOWN *

May 31, 2014 (unaudited)

50.1%	United States
9.8%	United Kingdom
4.6%	Japan
4.0%	Australia
3.3%	Canada
2.9%	France
2.3%	Hong Kong
2.1%	China
2.0%	Brazil
1.1%	Singapore
0.9%	Russia
0.7%	Norway
0.7%	Italy
4.8%	Other
10.7%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Austria, Belgium, Finland, Greece, India, Indonesia, Ireland, Israel, Jersey (Channel Islands), Malaysia, Mexico, Netherlands, New Zealand, Philippines, Poland, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1	Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$109,928,390	$72,011,194		$	– 0	–	$181,939,584
Equity: Other	28,760,636	58,056,030			– 0	–	86,816,666
Materials	29,189,316	56,798,008			9		85,987,333
Retail	26,116,382	26,139,600			– 0	–	52,255,982
Residential	19,177,892	19,888,373			1,877		39,068,142
Office	15,376,811	12,983,444			– 0	–	28,360,255
Lodging	12,498,390	– 0	–		– 0	–	12,498,390
Industrials	4,136,432	6,002,361			– 0	–	10,138,793
Food Beverage & Tobacco	1,474,363	310,173			– 0	–	1,784,536
Mortgage	529,771	– 0	–		– 0	–	529,771

Investments in Securities:	Level 1		Level 2		Level 3		Total
Inflation-Linked Securities	– 0	–	192,453,549		– 0	–	192,453,549
Investment Companies	2,738,845		58,297		– 0	–	2,797,142
Warrants	29,904		2,507,747		10,756		2,548,407
Options Purchased - Puts	– 0	–	143,120		– 0	–	143,120
Rights	– 0	–	– 0	–	1		1
Short-Term Investments	83,479,097		– 0	–	– 0	–	83,479,097
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,028,457		– 0	–	– 0	–	22,028,457

Total Investments in Securities	355,464,686		447,351,896+		12,643		802,829,225
Other Financial Instruments* :
Assets:
Futures	1,017,231		– 0	–	– 0	–	1,017,231
Forward Currency Exchange Contracts	– 0	–	772,926		– 0	–	772,926
Inflation (CPI) Swaps	– 0	–	221,551		– 0	–	221,551
Total Return Swaps	– 0	–	94,736		– 0	–	94,736
Liabilities:
Futures	(1,220,913)		– 0	–	– 0	–	(1,220,913)
Forward Currency Exchange Contracts	– 0	–	(1,255,359)		– 0	–	(1,255,359)
Interest Rate Swaps	– 0	–	(26,273)		– 0	–	(26,273)
Inflation (CPI) Swaps	– 0	–	(47,952)		– 0	–	(47,952)
Total Return Swaps	– 0	–	(3,693,076)		– 0	–	(3,693,076)

Total (a)^	$355,261,004		$443,418,449		$12,643		$798,692,096

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	An amount of $8,057,395 was transferred from Level 1 to Level 2 due to decrease in trading volume and the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
^	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks- Materials		Common Stocks- Residential		Warrants
Balance as of 8/31/13	$258,699		$19,627		$1,393,254
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	(319)		– 0	–
Change in unrealized appreciation/depreciation	(32,801)		(17,936)		10,756
Purchases	– 0	–	– 0	–	– 0	–
Sales	(225,889)		(55)		– 0	–
Transfers in to Level 3	– 0	–	560		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(1,393,254)

Balance as of 5/31/14	$9		$1,877		$10,756

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$(38,944)		$(17,936)		$10,756

	Rights			Total
Balance as of 8/31/13	$	– 0	–	$1,671,580
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	(319)
Change in unrealized appreciation/depreciation		1		(39,980)
Purchases		– 0	–	– 0	–
Sales		– 0	–	(225,944)
Transfers in to Level 3		– 0	–	560
Transfers out of Level 3		– 0	–	(1,393,254)

Balance as of 5/31/14		$1		$12,643	+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14		$1		$(46,123)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 23.7%
Capital Markets - 1.3%
Deutsche Bank AG (REG)	120,977	$4,899,716
Macquarie Group Ltd.	21,608	1,211,061

		6,110,777

Commercial Banks - 14.8%
Banco do Brasil SA	233,000	2,368,170
Bank Hapoalim BM	417,390	2,438,139
Bank of Montreal	37,610	2,645,846
Bank of Nova Scotia	51,070	3,279,539
China Construction Bank Corp.-Class H	3,303,000	2,425,521
Credit Agricole SA (a)	123,440	1,926,573
Danske Bank A/S	173,990	4,909,593
Industrial & Commercial Bank of China Ltd.-Class H	3,020,000	1,961,363
Kasikornbank PCL (NVDR)	476,200	2,725,646
KBC Groep NV(b)	80,830	4,815,188
Lloyds Banking Group PLC (b)	6,145,062	8,009,970
Mitsubishi UFJ Financial Group, Inc.	925,100	5,221,550
Shinhan Financial Group Co., Ltd.	62,730	2,742,390
Societe Generale SA	115,060	6,632,135
State Bank of India	59,130	2,538,574
Sumitomo Mitsui Financial Group, Inc.	100,400	4,074,056
Toronto-Dominion Bank (The)	87,530	4,339,770
UniCredit SpA	928,810	8,109,135

		71,163,158

Diversified Financial Services - 2.4%
ING Groep NV (b)	243,220	3,411,132
ORIX Corp.	504,300	8,066,795

		11,477,927

Insurance - 2.9%
AIA Group Ltd.	777,600	3,904,063
Aviva PLC	296,020	2,604,652
Muenchener Rueckversicherungs AG	21,430	4,754,504
Suncorp Group Ltd.	192,682	2,400,000

		13,663,219

Real Estate Investment Trusts (REITs) - 0.0%
Stockland	1,726	6,274

Real Estate Management & Development - 2.3%
Aeon Mall Co., Ltd.	106,100	2,679,692
China Overseas Land & Investment Ltd.	598,000	1,569,976
Country Garden Holdings Co., Ltd.	7,389,000	3,120,814
Lend Lease Group	301,909	3,775,673

		11,146,155

		113,567,510

Consumer Discretionary - 14.8%
Auto Components - 5.0%
Cie Generale des Etablissements Michelin - Class B	46,305	5,702,228

Company	Shares	U.S. $ Value
GKN PLC	506,490	$3,337,483
Magna International, Inc. (Toronto)-Class A (a)	19,500	1,995,140
Plastic Omnium SA	79,652	2,708,555
Valeo SA (a)	76,660	10,298,367

		24,041,773

Automobiles - 4.0%
Great Wall Motor Co., Ltd.-Class H	578,500	2,387,233
Honda Motor Co., Ltd.	202,800	7,119,294
Hyundai Motor Co.	10,420	2,297,785
Tata Motors Ltd.	497,150	3,483,077
Volkswagen AG (Preference Shares)	15,190	4,044,873

		19,332,262

Hotels, Restaurants & Leisure - 1.6%
Melco Crown Entertainment Ltd. (ADR)	146,641	5,054,715
William Hill PLC	441,296	2,632,931

		7,687,646

Media - 1.3%
Liberty Global PLC - Series C (b)	141,940	6,075,032

Specialty Retail - 2.3%
Kingfisher PLC	335,080	2,206,824
Mr. Price Group Ltd.	126,790	2,043,156
Shimamura Co., Ltd.	27,600	2,676,184
Yamada Denki Co., Ltd. (a)	1,074,700	3,975,809

		10,901,973

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA	25,200	2,658,979

		70,697,665

Industrials - 13.3%
Aerospace & Defense - 4.4%
Airbus Group NV (a)	163,818	11,751,244
MTU Aero Engines AG	26,950	2,515,337
Safran SA (a)	73,549	4,993,422
Thales SA	29,460	1,764,494

		21,024,497

Airlines - 1.5%
Japan Airlines Co., Ltd.	28,600	1,495,971
Qantas Airways Ltd. (b)	2,431,518	3,186,303
Turk Hava Yollari (b)	795,753	2,705,723

		7,387,997

Building Products - 0.3%
Asahi Glass Co., Ltd.	283,000	1,579,490

Electrical Equipment - 1.3%
Sumitomo Electric Industries Ltd.	448,800	6,071,331

Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	117,630	3,271,869

Company	Shares	U.S. $ Value
Hutchison Whampoa Ltd.	234,000	$3,138,700

		6,410,569

Marine – 2.4%
AP Moeller - Maersk A/S-Class B	2,772	7,253,849
Nippon Yusen KK	1,432,000	4,239,443

		11,493,292

Road & Rail - 1.4%
Canadian National Railway Co.	38,410	2,329,468
Central Japan Railway Co.	32,600	4,335,137

		6,664,605

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	158,900	3,149,381

		63,781,162

Health Care - 9.0%
Biotechnology - 1.3%
Actelion Ltd. (REG) (b)	60,690	6,039,730

Health Care Providers & Services - 0.3%
Catamaran Corp. (b)	38,420	1,692,634

Pharmaceuticals - 7.4%
Astellas Pharma, Inc.	421,800	5,426,483
GlaxoSmithKline PLC	374,410	10,047,835
Novartis AG	83,820	7,541,630
Richter Gedeon Nyrt	133,910	2,514,054
Roche Holding AG	33,260	9,803,458

		35,333,460

		43,065,824

Telecommunication Services - 8.7%
Diversified Telecommunication Services - 5.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,017,409	1,826,241
Hellenic Telecommunications Organization SA (b)	145,540	2,087,448
Nippon Telegraph & Telephone Corp.	85,500	5,061,755
Orange SA (a)	510,330	8,536,866
Vivendi SA (b)	156,677	4,108,281
Ziggo NV	56,920	2,684,130

		24,304,721

Wireless Telecommunication Services - 3.6%
China Mobile Ltd.	382,000	3,741,489
Rogers Communications, Inc.-Class B	39,100	1,580,155
Turkcell Iletisim Hizmetleri AS (b)	474,080	2,962,340
Vodafone Group PLC	2,639,872	9,255,508

		17,539,492

		41,844,213

Energy - 8.0%
Energy Equipment & Services - 1.3%
Aker Solutions ASA	217,897	3,833,763

Company	Shares	U.S. $ Value
Seadrill Ltd. (a)	65,100	$2,456,781

		6,290,544

Oil, Gas & Consumable Fuels - 6.7%
BG Group PLC	232,850	4,774,676
Canadian Natural Resources Ltd.	55,030	2,239,670
China Petroleum & Chemical Corp.-Class H	3,286,200	2,971,760
JX Holdings, Inc.	1,324,300	6,922,409
LUKOIL OAO (London) (Sponsored ADR)	41,610	2,353,462
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	142,112	5,589,976
Suncor Energy, Inc. (Toronto)	64,650	2,488,098
Total SA (a)	66,560	4,672,947

		32,012,998

		38,303,542

Information Technology - 7.5%
Computers & Peripherals - 2.9%
Asustek Computer, Inc.	348,000	3,834,039
Casetek Holdings Ltd.	432,000	2,393,976
Catcher Technology Co., Ltd.	653,000	5,847,499
Inventec Corp.	1,885,000	1,762,571

		13,838,085

IT Services - 0.7%
Fujitsu Ltd.	529,000	3,601,967

Semiconductors & Semiconductor Equipment - 3.9%
Novatek Microelectronics Corp.	747,000	3,829,616
Samsung Electronics Co., Ltd.	5,020	7,111,195
SK Hynix, Inc. (b)	60,090	2,606,033
Sumco Corp. (a)	300,800	2,365,001
Tokyo Electron Ltd.	42,300	2,551,945

		18,463,790

		35,903,842

Materials - 7.2%
Chemicals - 3.7%
Arkema SA	44,980	4,603,431
BASF SE	13,640	1,571,948
Denki Kagaku Kogyo KK	617,000	2,249,933
JSR Corp.	277,700	4,688,401
Koninklijke DSM NV	64,989	4,690,053

		17,803,766

Metals & Mining - 2.8%
Barrick Gold Corp. (a)	136,210	2,210,916
Dowa Holdings Co., Ltd.	168,000	1,492,640
MMC Norilsk Nickel OJSC (ADR)	210,080	4,027,234
Rio Tinto PLC	106,600	5,466,931

		13,197,721

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.7%
Mondi PLC	185,184	$3,331,218

		34,332,705

Consumer Staples - 4.1%
Beverages - 1.1%
Asahi Group Holdings Ltd.	66,300	1,876,080
Carlsberg A/S - Class B	30,750	3,207,709

		5,083,789

Food & Staples Retailing - 1.1%
Koninklijke Ahold NV	294,358	5,352,878

Food Products - 0.9%
Ajinomoto Co., Inc.	162,000	2,536,852
Danone SA	23,820	1,776,234

		4,313,086

Tobacco - 1.0%
Imperial Tobacco Group PLC	109,950	4,965,089

		19,714,842

Utilities - 1.4%
Electric Utilities - 1.4%
EDP - Energias de Portugal SA	707,200	3,347,078
Enel SpA	601,868	3,408,999

		6,756,077

Total Common Stocks (cost $404,842,179)		467,967,382

WARRANTS - 0.9%
Financials - 0.9%
Real Estate Management & Development - 0.9%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (b) (cost $2,262,995)	1,496,902	4,258,930

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) (cost $1,197,179)	1,197,179	1,197,179

Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $408,302,353)		473,423,491

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 9.4%
Investment Companies - 9.4%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $45,213,525)	45,213,525	45,213,525

Total Investments – 108.2% (cost $453,515,878) (d)		518,637,016
Other assets less liabilities – (8.2)% (e)		(39,447,646)

Net Assets – 100.0%		$479,189,370

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	76	June 2014	$3,080,146	$3,356,621	$276,475

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	6,850	USD	6,301	8/14/14	$(41,948)
BNP Paribas SA	JPY	638,744	USD	6,237	8/14/14	(40,709)
BNP Paribas SA	USD	7,947	AUD	8,656	8/14/14	68,372
BNP Paribas SA	USD	5,067	AUD	5,437	8/14/14	(31,737)
Citibank, NA	CAD	17,128	USD	15,751	8/14/14	(18,041)
Citibank, NA	USD	6,140	NOK	36,999	8/14/14	31,247
Credit Suisse International	CHF	2,675	USD	3,040	8/14/14	50,770
Credit Suisse International	GBP	4,886	USD	8,282	8/14/14	96,163
Credit Suisse International	RUB	127,081	USD	3,538	8/14/14	(39,452)
Credit Suisse International	USD	14,333	NOK	84,300	8/14/14	(271,860)
HSBC Bank USA	AUD	1,266	USD	1,177	8/14/14	4,972
HSBC Bank USA	HKD	83,935	USD	10,830	8/14/14	2,594
HSBC Bank USA	USD	20,881	CAD	22,758	8/14/14	71,418
JPMorgan Chase Bank, NA	USD	3,916	CAD	4,328	8/14/14	68,828
JPMorgan Chase Bank, NA	USD	5,036	SEK	32,940	8/14/14	(119,045)
Royal Bank of Scotland PLC	JPY	2,254,678	USD	21,878	8/14/14	(280,198)
Royal Bank of Scotland PLC	USD	19,845	GBP	11,807	8/14/14	(64,836)
Royal Bank of Scotland PLC	USD	4,169	NZD	4,858	8/14/14	(69,157)
Standard Chartered Bank	USD	1,178	HKD	9,130	8/14/14	(264)
State Street Bank & Trust Co.	CHF	20,182	USD	23,010	8/14/14	455,746
State Street Bank & Trust Co.	USD	18,569	SEK	120,773	8/14/14	(541,296)
UBS AG	GBP	4,696	USD	7,886	8/14/14	19,307

						$(649,126)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,192,114 and gross unrealized depreciation of investments was $(10,070,976), resulting in net unrealized appreciation of $65,121,138.

(e)	An amount of U.S. $303,187 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

International Value Portfolio

COUNTRY BREAKDOWN *

May 31, 2014 (unaudited)

19.8%	Japan
14.7%	France
14.4%	United Kingdom
5.5%	Switzerland
5.2%	Canada
3.8%	China
3.8%	Germany
3.7%	Taiwan
3.4%	Netherlands
3.3%	Denmark
3.1%	South Korea
2.6%	Hong Kong
2.4%	Italy
2.2%	Australia
11.8%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, Brazil, Greece, Hungary, India, Israel, Norway, Portugal, Russia, South Africa, Thailand, Turkey and United Arab Emirates.

AllianceBernstein Pooling Portfolios

International Value Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$12,633,325		$100,934,185		$	– 0	–	$113,567,510
Consumer Discretionary	13,124,887		57,572,778			– 0	–	70,697,665
Industrials	2,329,468		61,451,694			– 0	–	63,781,162
Health Care	1,692,634		41,373,190			– 0	–	43,065,824
Telecommunication Services	1,580,155		40,264,058			– 0	–	41,844,213
Energy	7,081,230		31,222,312			– 0	–	38,303,542
Information Technology	– 0	–	35,903,842			– 0	–	35,903,842
Materials	6,238,150		28,094,555			– 0	–	34,332,705
Consumer Staples	– 0	–	19,714,842			– 0	–	19,714,842
Utilities	– 0	–	6,756,077			– 0	–	6,756,077
Warrants	– 0	–	4,258,930			– 0	–	4,258,930
Short-Term Investments	1,197,179		– 0	–		– 0	–	1,197,179
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	45,213,525		– 0	–		– 0	–	45,213,525

Total Investments in Securities	91,090,553		427,546,463+			– 0	–	518,637,016
Other Financial Instruments* :
Assets:
Futures	– 0	–	276,475			– 0	–	276,475
Forward Currency Exchange Contracts	– 0	–	869,417			– 0	–	869,417
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,518,543)			– 0	–	(1,518,543)

Total^	$91,090,553		$427,173,812		$	– 0	–	$518,264,365

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights^			Total
Balance as of 8/31/13	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 5/31/14	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$	– 0	–	$	– 0	–

^	The security which had zero market value at year end is no longer held by the Portfolio.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 28.7%
Capital Markets - 3.4%
Daiwa Securities Group, Inc.	418,000	$3,395,298
UBS AG (REG) (a)	636,863	12,804,471

		16,199,769

Commercial Banks - 2.8%
Grupo Financiero Banorte SAB de CV-Class O	481,890	3,519,205
HDFC Bank Ltd.	328,220	4,406,956
Sberbank of Russia (Sponsored ADR)	563,155	5,704,760

		13,630,921

Consumer Finance - 2.2%
Muthoot Finance Ltd.	1,014,889	3,363,781
Shriram Transport Finance Co., Ltd.	446,480	7,160,083

		10,523,864

Diversified Financial Services - 0.7%
IG Group Holdings PLC	323,770	3,267,892

Insurance - 10.9%
Admiral Group PLC	536,091	13,115,101
AIA Group Ltd.	2,386,600	11,982,300
BB Seguridade Participacoes SA	609,400	7,752,489
Lancashire Holdings Ltd.	653,152	7,105,333
Prudential PLC	543,890	12,651,895

		52,607,118

Real Estate Management & Development - 6.6%
Ayala Land, Inc.	1,574,800	1,084,151
Daito Trust Construction Co., Ltd.	98,600	10,708,316
Global Logistic Properties Ltd.	5,476,000	12,154,022
Hang Lung Properties Ltd.	2,377,000	7,572,496

		31,518,985

Thrifts & Mortgage Finance - 2.1%
Housing Development Finance Corp.	666,780	9,917,798

		137,666,347

Consumer Discretionary - 21.8%
Automobiles - 4.3%
Hyundai Motor Co. (Preference Shares)	2,100	296,705
Nissan Motor Co., Ltd.	456,400	4,119,032
Tata Motors Ltd.-Class A	306,300	1,339,064
Toyota Motor Corp.	262,400	14,861,258

		20,616,059

Distributors - 0.3%
Inchcape PLC	159,346	1,667,199

Diversified Consumer Services - 4.4%
Estacio Participacoes SA	930,600	11,169,858
Kroton Educacional SA	401,100	10,181,921

		21,351,779

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 4.2%
Ajisen China Holdings Ltd.	2,600,800	$2,082,207
Galaxy Entertainment Group Ltd.	150,000	1,203,872
Melco International Development Ltd.	372,000	1,185,988
Merlin Entertainments PLC (a)(b)	484,718	2,960,690
Sodexo	94,147	10,126,426
Yum! Brands, Inc.	31,130	2,406,660

		19,965,843

Internet & Catalog Retail - 0.6%
Just Eat PLC (a)	705,277	2,896,352

Specialty Retail - 2.3%
L’Occitane International SA (c)	630,000	1,487,399
Sports Direct International PLC (a)	655,721	8,668,461
Zhongsheng Group Holdings Ltd. (c)	585,500	739,449

		10,895,309

Textiles, Apparel & Luxury Goods - 5.7%
Cie Financiere Richemont SA	92,320	9,741,146
Hugo Boss AG	32,195	4,578,894
Li & Fung Ltd.	6,954,000	10,066,673
Prada SpA (c)	113,200	847,483
Samsonite International SA	722,600	2,268,607

		27,502,803

		104,895,344

Consumer Staples - 18.1%
Beverages - 2.8%
Diageo PLC	308,640	9,937,630
SABMiller PLC (London)	66,710	3,708,299

		13,645,929

Food & Staples Retailing - 3.3%
Jeronimo Martins SGPS SA (c)	273,268	4,666,785
Lenta Ltd. (GDR) (a)(b)	425,031	4,462,826
Magnit OJSC (Sponsored GDR) (b)	7,900	459,780
Olam International Ltd.	2,628,370	4,907,357
Tsuruha Holdings, Inc.	25,200	1,354,609

		15,851,357

Food Products - 0.3%
Unilever PLC	30,336	1,363,968

Household Products - 3.0%
Henkel AG & Co. KGaA	98,679	10,010,229
LG Household & Health Care Ltd.	9,050	4,530,298

		14,540,527

Tobacco - 8.7%
British American Tobacco PLC	357,369	21,639,005

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	586,000	$19,905,499

		41,544,504

		86,946,285

Industrials - 17.7%
Aerospace & Defense - 0.2%
Zodiac Aerospace	25,250	897,898

Commercial Services & Supplies - 4.0%
Babcock International Group PLC	671,615	13,678,016
Edenred (c)	175,084	5,488,668

		19,166,684

Industrial Conglomerates - 0.3%
Alliance Global Group, Inc.	2,167,600	1,471,515

Professional Services - 12.6%
Applus Services SA (a)	276,421	6,179,574
Bureau Veritas SA (c)	431,588	13,015,572
Capita PLC	1,002,430	18,616,660
Intertek Group PLC	358,609	17,543,270
SGS SA	1,999	5,017,666
Teleperformance	3,166	198,199

		60,570,941

Road & Rail - 0.6%
Globaltrans Investment PLC (Sponsored GDR) (b)	247,041	2,705,099

		84,812,137

Health Care - 3.4%
Life Sciences Tools & Services - 2.0%
Eurofins Scientific SE	31,089	9,537,661

Pharmaceuticals - 1.4%
Lupin Ltd.	13,268	210,184
Novo Nordisk A/S-Class B	27,180	1,150,807
Sun Pharmaceutical Industries Ltd.	525,827	5,416,621

		6,777,612

		16,315,273

Information Technology - 3.3%
Internet Software & Services - 1.7%
Baidu, Inc. (Sponsored ADR) (a)	13,533	2,246,478
Telecity Group PLC	508,747	6,064,707

		8,311,185

IT Services - 0.9%
HCL Technologies Ltd.	67,280	1,626,050
Tata Consultancy Services Ltd.	65,560	2,381,089

		4,007,139

Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	614,000	2,460,909

Company	Shares	U.S. $ Value
Software - 0.2%
Dassault Systemes (c)	8,120	$1,030,558

		15,809,791

Materials - 2.8%
Chemicals - 2.7%
Essentra PLC	810,888	10,742,805
Potash Corp. of Saskatchewan, Inc.	64,220	2,332,470

		13,075,275

Construction Materials - 0.1%
Grasim Industries Ltd. (GDR) (b)	11,504	618,570

		13,693,845

Utilities - 1.4%
Independent Power Producers & Energy Traders - 1.4%
APR Energy PLC	517,781	6,925,872

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
NovaTek OAO (Sponsored GDR) (b)	17,240	1,999,840

Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Tower Bersama Infrastructure Tbk PT	1,986,500	1,306,909

Total Common Stocks (cost $393,422,056)		470,371,643

WARRANTS - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a) (cost $469,279)	301,974	542,094

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.07% (d) (cost $4,036,926)	4,036,926	4,036,926

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $397,928,261)		474,950,663

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
Investment Companies - 4.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (d) (cost $21,250,122)	21,250,122	21,250,122

U.S. $ Value
Total Investments - 103.3% (cost $419,178,383) (e)	$496,200,785
Other assets less liabilities - (3.3)%	(15,834,995)

Net Assets - 100.0%	$480,365,790

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,162	GBP	1,284	6/18/14	$(10,056)
Barclays Bank PLC	USD	21,910	SEK	139,715	6/18/14	(1,038,151)
BNP Paribas SA	GBP	67,378	USD	111,938	6/18/14	(988,343)
BNP Paribas SA	JPY	7,386,284	USD	71,696	6/18/14	(867,443)
BNP Paribas SA	USD	5,563	AUD	6,213	6/18/14	213,576
BNP Paribas SA	USD	5,322	JPY	538,433	6/18/14	(32,282)
Goldman Sachs Bank USA	USD	5,642	EUR	4,086	6/18/14	(71,983)
HSBC Bank USA	GBP	2,412	USD	4,038	6/18/14	(4,314)
Morgan Stanley & Co., Inc.	USD	1,600	JPY	163,012	6/18/14	970
Morgan Stanley & Co., Inc.	USD	6,178	NOK	36,863	6/18/14	(15,220)
Royal Bank of Canada	USD	65,225	CAD	72,447	6/18/14	1,563,910
Standard Chartered Bank	HKD	304,994	USD	39,304	6/18/14	(35,894)
Standard Chartered Bank	SGD	7,123	USD	5,703	6/18/14	24,303
Standard Chartered Bank	USD	14,424	SGD	18,259	6/18/14	133,165
Standard Chartered Bank	USD	4,892	SGD	6,110	9/17/14	(20,203)
State Street Bank & Trust Co.	AUD	3,153	USD	2,849	6/18/14	(82,368)
State Street Bank & Trust Co.	CAD	38,781	USD	34,523	6/18/14	(1,229,099)
State Street Bank & Trust Co.	CHF	9,628	USD	10,918	6/18/14	165,048
State Street Bank & Trust Co.	EUR	9,299	USD	12,777	6/18/14	101,685
State Street Bank & Trust Co.	NOK	19,010	USD	3,127	6/18/14	(51,240)
State Street Bank & Trust Co.	SEK	71,464	USD	11,084	6/18/14	408,395
State Street Bank & Trust Co.	SGD	9,263	USD	7,273	6/18/14	(112,368)
State Street Bank & Trust Co.	USD	3,249	CAD	3,597	6/18/14	66,854
State Street Bank & Trust Co.	USD	1,651	CHF	1,454	6/18/14	(27,547)
State Street Bank & Trust Co.	USD	7,225	EUR	5,213	6/18/14	(119,117)
State Street Bank & Trust Co.	USD	56,675	GBP	34,383	6/18/14	950,987
State Street Bank & Trust Co.	USD	20,038	HKD	155,417	6/18/14	8,505
State Street Bank & Trust Co.	USD	36,921	JPY	3,769,144	6/18/14	107,563
UBS AG	USD	21,577	CHF	18,924	6/18/14	(441,362)

						$(1,402,029)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $13,206,805 or 2.7% of net assets.
(c)	Represents entire or partial securities out on loan.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,745,727 and gross unrealized depreciation of investments was $(10,723,325), resulting in net unrealized appreciation of $77,022,402.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

INTERNATIONAL GROWTH PORTFOLIO

COUNTRY BREAKDOWN *

May 31, 2014 (unaudited)

34.2%	United Kingdom
11.4%	Japan
8.5%	France
7.7%	India
7.2%	Hong Kong
6.1%	Brazil
5.8%	Switzerland
3.6%	Singapore
3.1%	Germany
2.7%	Russia
1.3%	Spain
1.1%	China
1.0%	South Korea
1.0%	Portugal
4.5%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2014. The Fund’s country breakdowns is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Canada, Cyprus, Denmark, Indonesia, Italy, Luxembourg, Mexico, Philippines, Sri Lanka, United States and Taiwan.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$24,081,787		$113,584,560		$	– 0	–	$137,666,347
Consumer Discretionary	29,615,481		75,279,863			– 0	–	104,895,344
Consumer Staples	459,780		86,486,505			– 0	–	86,946,285
Industrials	8,884,673		75,927,464			– 0	–	84,812,137
Health Care	– 0	–	16,315,273			– 0	–	16,315,273
Information Technology	2,246,478		13,563,313			– 0	–	15,809,791
Materials	2,951,040		10,742,805			– 0	–	13,693,845
Utilities	6,925,872		– 0	–		– 0	–	6,925,872
Energy	1,999,840		– 0	–		– 0	–	1,999,840
Telecommunication Services	– 0	–	1,306,909			– 0	–	1,306,909
Warrants	– 0	–	542,094			– 0	–	542,094
Short-Term Investments	4,036,926		– 0	–		– 0	–	4,036,926
Investments of Cash Collateral for Securities Loaned	21,250,122		– 0	–		– 0	–	21,250,122

Total Investments in Securities	102,451,999		393,748,786+			– 0	–	496,200,785
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	3,744,961			– 0	–	3,744,961
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,146,990)			– 0	–	(5,146,990)

Total (a)(b)	$102,451,999		$392,346,757		$	– 0	–	$494,798,756

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $17,707,203 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $18,875,116 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 8/31/13		$2,284,161			$1,969,581			$4,253,742
Accrued discounts/(premiums)		– 0	–		3,271			3,271
Realized gain (loss)		– 0	–		(12,516)			(12,516)
Change in unrealized appreciation/depreciation		– 0	–		26,827			26,827
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		(1,987,163)			(1,987,163)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(2,284,161)			– 0	–		(2,284,161)

Balance as of 8/31/13	$	– 0	–	$	– 0	–	$	– 0	–+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$	– 0	–	$	– 0	–	$	– 0	–

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 29.3%
Capital Markets - 0.9%
E*Trade Financial Corp. (a)	146,240	$2,978,909

Commercial Banks - 8.9%
Associated Banc - Corp	167,930	2,893,434
Comerica, Inc.	89,110	4,274,607
First Niagara Financial Group, Inc.	381,748	3,286,850
Huntington Bancshares, Inc./OH	441,170	4,089,646
PacWest Bancorp	59,426	2,401,999
Popular, Inc. (a)	123,627	3,731,063
Susquehanna Bancshares, Inc.	212,673	2,101,209
Webster Financial Corp.	84,600	2,531,232
Zions Bancorporation	140,690	4,022,327

		29,332,367

Insurance - 10.2%
American Financial Group, Inc./OH	81,060	4,732,283
Aspen Insurance Holdings Ltd.	109,200	5,017,740
Assurant, Inc.	2,440	165,456
CNO Financial Group, Inc.	207,770	3,351,330
Genworth Financial, Inc.-Class A (a)	304,920	5,180,591
PartnerRe Ltd.	37,980	4,077,913
Reinsurance Group of America, Inc. - Class A	37,270	2,913,023
Unum Group	108,570	3,681,609
Validus Holdings Ltd.	114,700	4,281,751

		33,401,696

Real Estate Investment Trusts (REITs) - 9.2%
BioMed Realty Trust, Inc.	116,230	2,522,191
Camden Property Trust	38,000	2,669,120
DDR Corp.	223,390	3,866,881
DiamondRock Hospitality Co.	308,450	3,830,949
LTC Properties, Inc.	100,260	3,984,332
Medical Properties Trust, Inc.	297,210	4,018,279
Mid-America Apartment Communities, Inc.	44,250	3,201,487
Parkway Properties, Inc./MD	185,300	3,700,441
STAG Industrial, Inc.	100,730	2,412,484

		30,206,164

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	23,090	460,645

		96,379,781

Information Technology - 20.7%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	251,360	2,292,403
Harris Corp.	54,180	4,185,405

		6,477,808

Computers & Peripherals - 0.9%
NCR Corp. (a)	90,430	2,953,444

Electronic Equipment, Instruments & Components - 9.3%
Anixter International, Inc.	30,730	3,165,190
Arrow Electronics, Inc. (a)	81,500	4,702,550

Company	Shares	U.S. $ Value
Avnet, Inc.	104,830	$4,567,443
CDW Corp./DE	157,520	4,632,663
Insight Enterprises, Inc. (a)	107,353	2,917,855
Jabil Circuit, Inc.	221,570	4,169,947
TTM Technologies, Inc. (a)	267,038	2,002,785
Vishay Intertechnology, Inc.	306,490	4,572,831

		30,731,264

IT Services - 3.5%
Amdocs Ltd.	83,350	4,010,802
Booz Allen Hamilton Holding Corp.	101,630	2,249,072
Convergys Corp.	104,811	2,286,976
Genpact Ltd. (a)	184,580	3,110,173

		11,657,023

Semiconductors & Semiconductor Equipment - 3.6%
Entegris, Inc. (a)	235,540	2,701,644
Lam Research Corp. (a)	72,820	4,517,753
MKS Instruments, Inc.	46,430	1,339,505
Teradyne, Inc.	183,580	3,267,724

		11,826,626

Software - 1.4%
Electronic Arts, Inc. (a)	131,020	4,602,733

		68,248,898

Consumer Discretionary - 16.4%
Auto Components - 5.6%
Dana Holding Corp.	194,120	4,297,817
Lear Corp.	55,810	4,914,070
Tenneco, Inc. (a)	72,890	4,646,738
TRW Automotive Holdings Corp. (a)	52,890	4,488,774

		18,347,399

Automobiles - 1.0%
Thor Industries, Inc.	51,920	3,115,200

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands, Inc. (a)	122,708	2,557,235
DineEquity, Inc.	35,460	2,815,169

		5,372,404

Household Durables - 3.1%
Helen of Troy Ltd. (a)	51,860	3,005,806
Meritage Homes Corp. (a)	98,090	3,934,390
PulteGroup, Inc.	172,660	3,377,229

		10,317,425

Media - 1.5%
Gannett Co., Inc.	172,210	4,785,716
Regal Entertainment Group-Class A	14,709	286,973

		5,072,689

Company	Shares	U.S. $ Value
Specialty Retail - 3.6%
Children’s Place Retail Stores, Inc. (The)	76,730	$3,712,197
GameStop Corp.-Class A	83,450	3,158,583
Office Depot, Inc. (a)	952,370	4,876,134

		11,746,914

		53,972,031

Industrials - 10.9%
Commercial Services & Supplies - 0.2%
Steelcase, Inc.-Class A	43,490	712,801

Construction & Engineering - 3.8%
Aecom Technology Corp. (a)	98,450	3,164,183
Granite Construction, Inc.	63,100	2,241,312
Tutor Perini Corp. (a)	132,900	4,070,727
URS Corp.	65,660	2,954,700

		12,430,922

Electrical Equipment - 1.0%
General Cable Corp.	126,720	3,231,360

Machinery - 2.6%
ITT Corp.	45,290	1,978,267
Kennametal, Inc.	70,550	3,177,572
Terex Corp.	87,610	3,369,481

		8,525,320

Road & Rail - 2.4%
Con-way, Inc.	78,780	3,640,424
Ryder System, Inc.	50,540	4,386,366

		8,026,790

Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	34,790	2,971,762

		35,898,955

Utilities - 6.2%
Electric Utilities - 2.7%
PNM Resources, Inc.	154,450	4,395,647
Westar Energy, Inc.	121,031	4,363,168

		8,758,815

Gas Utilities - 3.5%
Atmos Energy Corp.	71,570	3,585,657
Southwest Gas Corp.	70,320	3,681,955
UGI Corp.	89,970	4,378,840

		11,646,452

		20,405,267

Materials - 5.6%
Chemicals - 1.3%
Huntsman Corp.	156,530	4,177,786

Containers & Packaging - 2.2%
Avery Dennison Corp.	67,660	3,430,362

Company	Shares	U.S. $ Value
Graphic Packaging Holding Co. (a)	337,500	$3,709,125

		7,139,487

Metals & Mining - 2.1%
Commercial Metals Co.	173,729	3,083,690
Steel Dynamics, Inc.	227,080	3,921,671

		7,005,361

		18,322,634

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Bill Barrett Corp. (a)	165,630	4,140,750
Cimarex Energy Co.	18,110	2,338,544
Rosetta Resources, Inc. (a)	91,210	4,298,727
Stone Energy Corp. (a)	92,560	4,108,739

		14,886,760

Health Care - 4.1%
Biotechnology - 0.5%
Theravance, Inc. (a)(b)	54,250	1,554,263

Health Care Providers & Services - 3.6%
Health Net, Inc./CA (a)	114,030	4,558,919
LifePoint Hospitals, Inc. (a)	62,178	3,807,781
Molina Healthcare, Inc. (a)	84,170	3,626,885

		11,993,585

		13,547,848

Consumer Staples - 1.3%
Food Products - 1.3%
Dean Foods Co.	246,935	4,291,730

Total Common Stocks (cost $252,091,118)		325,953,904

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) (cost $4,310,497)	4,310,497	4,310,497

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $256,401,615)		330,264,401

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $1,586,813)	1,586,813	1,586,813

U.S. $ Value
Total Investments – 100.8% (cost $257,988,428) (d)	$331,851,214
Other assets less liabilities – (0.8)%	(2,638,714)

Net Assets – 100.0%	$329,212,500

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,513,198 and gross unrealized depreciation of investments was $(4,650,412), resulting in net unrealized appreciation of $73,862,786.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.
The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$325,953,904		$	– 0	–	$	– 0	–	$325,953,904
Short-Term Investments	4,310,497			– 0	–		– 0	–	4,310,497
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,586,813			– 0	–		– 0	–	1,586,813

Total Investments in Securities	331,851,214			– 0	–		– 0	–	331,851,214
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total ^	$331,851,214		$	– 0	–	$	– 0	–	$331,851,214

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Industrials - 25.3%
Aerospace & Defense - 3.2%
Hexcel Corp. (a)	127,566	$5,236,585
TransDigm Group, Inc.	23,851	4,500,922

		9,737,507

Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	82,580	3,758,216

Electrical Equipment - 1.4%
AMETEK, Inc.	82,966	4,403,835

Industrial Conglomerates - 1.7%
Carlisle Cos., Inc.	60,700	5,151,002

Machinery - 8.4%
Actuant Corp.-Class A	97,953	3,480,270
Chart Industries, Inc. (a)	40,532	2,913,845
IDEX Corp.	76,095	5,834,964
Lincoln Electric Holdings, Inc.	74,669	4,905,007
Middleby Corp. (The) (a)	18,980	4,532,804
Valmont Industries, Inc.	27,702	4,292,425

		25,959,315

Marine - 2.0%
Kirby Corp. (a)	55,754	6,163,605

Professional Services - 2.5%
Robert Half International, Inc.	122,390	5,579,760
WageWorks, Inc. (a)	49,737	2,013,354

		7,593,114

Road & Rail - 1.6%
Genesee & Wyoming, Inc.-Class A (a)	50,772	4,942,654

Trading Companies & Distributors - 3.3%
MSC Industrial Direct Co., Inc.-Class A	32,270	2,967,872
United Rentals, Inc. (a)	70,732	7,147,468

		10,115,340

		77,824,588

Information Technology - 20.7%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	33,910	3,680,930
Palo Alto Networks, Inc. (a)	19,980	1,496,702

		5,177,632

Electronic Equipment, Instruments & Components - 0.5%
Zebra Technologies Corp.-Class A (a)	21,900	1,627,170

Internet Software & Services - 5.4%
CoStar Group, Inc. (a)	33,204	5,264,494
Cvent, Inc. (a)	79,897	1,999,023
Pandora Media, Inc. (a)	130,450	3,199,938

Company	Shares	U.S. $ Value
Yelp, Inc. (a)	45,797	$3,029,472
Zillow, Inc.-Class A (a) (b)	25,860	3,051,997

		16,544,924

Semiconductors & Semiconductor Equipment - 3.8%
Cavium, Inc. (a)	68,210	3,340,926
Intersil Corp.-Class A	325,280	4,576,690
Teradyne, Inc.	215,670	3,838,926

		11,756,542

Software - 9.3%
Aspen Technology, Inc. (a)	72,216	3,104,566
Concur Technologies, Inc. (a)	37,580	3,208,205
Guidewire Software, Inc. (a)	78,756	2,974,614
Informatica Corp. (a)	108,260	3,961,233
NetSuite, Inc. (a)	30,980	2,493,580
ServiceNow, Inc. (a)	57,343	2,999,612
SolarWinds, Inc. (a)	85,820	3,354,704
Tableau Software, Inc.-Class A (a)	50,523	2,932,355
Ultimate Software Group, Inc. (The) (a)	28,529	3,626,892

		28,655,761

		63,762,029

Consumer Discretionary - 17.6%
Distributors - 1.9%
LKQ Corp. (a)	204,787	5,680,791

Diversified Consumer Services - 2.5%
Bright Horizons Family Solutions, Inc. (a)	81,295	3,168,879
Grand Canyon Education, Inc. (a)	105,260	4,636,703

		7,805,582

Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (a)	23,590	3,408,991
Norwegian Cruise Line Holdings Ltd. (a)	80,627	2,721,161

		6,130,152

Internet & Catalog Retail - 1.8%
HomeAway, Inc. (a)	98,063	3,020,341
zulily, Inc.-Class A (a) (b)	70,140	2,435,962

		5,456,303

Leisure Equipment & Products - 1.4%
Polaris Industries, Inc.	33,650	4,338,158

Media - 0.8%
AMC Networks, Inc.-Class A (a)	38,970	2,411,464

Specialty Retail - 5.8%
Cabela’s, Inc. (a)	70,530	4,318,552
Dick’s Sporting Goods, Inc.	80,060	3,558,667
Five Below, Inc. (a)	102,594	3,713,903

Company	Shares	U.S. $ Value
Lumber Liquidators Holdings, Inc. (a)	27,400	$2,128,432
Tractor Supply Co.	64,890	4,219,147

		17,938,701

Textiles, Apparel & Luxury Goods - 1.4%
Under Armour, Inc.-Class A (a)	85,910	4,363,369

		54,124,520

Health Care - 16.5%
Biotechnology - 4.8%
Arrowhead Research Corp. (a)	68,880	866,510
Cubist Pharmaceuticals, Inc. (a)	58,016	3,863,866
Insys Therapeutics, Inc. (a) (b)	12,850	332,044
Intercept Pharmaceuticals, Inc. (a)	1,220	288,664
Isis Pharmaceuticals, Inc. (a)	18,712	546,765
NPS Pharmaceuticals, Inc. (a)	69,690	2,169,450
Pharmacyclics, Inc. (a)	13,980	1,241,843
Puma Biotechnology, Inc. (a)	12,316	941,312
Quintiles Transnational Holdings, Inc. (a)	47,264	2,409,519
Synageva BioPharma Corp. (a)	14,627	1,186,981
TESARO, Inc. (a)	39,716	1,058,034

		14,904,988

Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	68,770	3,755,529
HeartWare International, Inc. (a)	33,248	2,997,972
Insulet Corp. (a)	55,430	2,030,401
Sirona Dental Systems, Inc. (a)	47,326	3,559,862

		12,343,764

Health Care Providers & Services - 4.3%
Acadia Healthcare Co., Inc. (a)	101,359	4,321,948
Envision Healthcare Holdings, Inc. (a)	88,626	3,055,824
Mednax, Inc. (a)	58,744	3,385,417
Premier, Inc.-Class A (a)	84,296	2,498,533

		13,261,722

Life Sciences Tools & Services - 0.8%
ICON PLC (a)	55,228	2,334,488

Pharmaceuticals - 2.6%
Akorn, Inc. (a)	155,537	4,350,370
Jazz Pharmaceuticals PLC (a)	26,110	3,703,965

		8,054,335

		50,899,297

Financials - 8.2%
Capital Markets - 3.7%
Affiliated Managers Group, Inc. (a)	19,077	3,597,922
Lazard Ltd.-Class A	95,283	4,811,792

Company	Shares	U.S. $ Value
Stifel Financial Corp. (a)	67,091	$3,032,513

		11,442,227

Commercial Banks - 4.5%
First Republic Bank/CA	69,195	3,519,258
Iberiabank Corp.	46,902	2,929,499
Signature Bank/New York NY (a)	29,110	3,371,520
SVB Financial Group (a)	37,090	3,911,140

		13,731,417

		25,173,644

Energy - 5.0%
Energy Equipment & Services - 3.0%
FMC Technologies, Inc. (a)	41,262	2,395,672
Oceaneering International, Inc.	59,176	4,263,631
Superior Energy Services, Inc.	76,261	2,531,102

		9,190,405

Oil, Gas & Consumable Fuels - 2.0%
Concho Resources, Inc. (a)	16,153	2,128,966
Oasis Petroleum, Inc. (a)	61,126	3,025,737
SM Energy Co.	15,173	1,150,265

		6,304,968

		15,495,373

Consumer Staples - 2.7%
Food & Staples Retailing - 1.2%
Sprouts Farmers Market, Inc. (a)	139,352	3,776,439

Food Products - 1.5%
Keurig Green Mountain, Inc.	41,517	4,682,288

		8,458,727

Materials - 1.9%
Chemicals - 1.9%
PolyOne Corp.	143,595	5,762,467

Total Common Stocks (cost $221,521,388)		301,500,645

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.07% (c) (cost $5,198,633)	5,198,633	5,198,633

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $226,720,021)		$306,699,278

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $5,210,259)	5,210,259	5,210,259

Total Investments - 101.3% (cost $231,930,280) (d)		311,909,537
Other assets less liabilities - (1.3)%		(3,863,570)

Net Assets - 100.0%		$308,045,967

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $88,189,645 and gross unrealized depreciation of investments was $(8,210,388), resulting in net unrealized appreciation of $79,979,257.
Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$301,500,645		$	– 0	–	$	– 0	–	$301,500,645
Short-Term Investments	5,198,633			– 0	–		– 0	–	5,198,633
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,210,259			– 0	–		– 0	–	5,210,259

Total Investments in Securities	311,909,537			– 0	–		– 0	–	311,909,537
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$311,909,537		$	– 0	–	$	– 0	–	$311,909,537

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 27.6%
Australia - 2.0%
Australia Government Bond
Series 130
4.75%, 6/15/16	AUD	20,395	$19,773,423

United States - 25.6%
U.S. Treasury Notes
0.125%, 4/30/15	U.S.$	115,406	115,446,623
0.25%, 9/30/14-5/31/15		113,369	113,480,373
0.75%, 10/31/17		2,070	2,053,991
1.375%, 6/30/18		17,685	17,783,099

			248,764,086

Total Governments - Treasuries (cost $267,498,197)			268,537,509

ASSET-BACKED SECURITIES - 16.5%
Autos - Fixed Rate - 8.3%
Ally Auto Receivables Trust
Series 2012-A, Class C
2.40%, 11/15/17 (a)		2,415	2,482,041
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		945	949,459
Series 2014-1, Class A2
1.29%, 1/15/19		3,293	3,305,938
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class D
4.26%, 2/08/17		3,615	3,732,047
Series 2012-2, Class A3
1.05%, 10/11/16		2,394	2,397,650
Series 2013-1, Class A2
0.49%, 6/08/16		608	607,550
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		1,716	1,715,476
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		1,033	1,032,596
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,730	1,752,796
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		4,101	4,251,375
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,650	1,659,072
Series 2012-1, Class C
2.09%, 7/17/17		2,960	3,026,875
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		1,785	1,785,293
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		1,883	1,887,475

	Principal Amount (000)		U.S. $ Value
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)	U.S.$	841	$842,173
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,868	1,870,654
Ford Auto Securitization Trust
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)	CAD	1,115	1,028,384
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		2,825	2,605,251
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16	U.S.$	2,742	2,744,627
Series 2013-1, Class A1
0.85%, 1/15/18		1,457	1,463,267
Series 2014-1, Class A1
1.20%, 2/15/19		2,300	2,301,221
GM Financial Leasing Trust
Series 2014-1A, Class A2
0.61%, 7/20/16 (a)		2,880	2,880,242
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		3,870	3,881,331
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		4,270	4,278,105
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (a)		3,924	3,936,740
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,594	1,595,386
Series 2014-A, Class A2A
0.48%, 6/15/16		2,725	2,725,397
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		3,854	3,864,876
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		2,655	2,668,414
Series 2013-5, Class A2A
0.64%, 4/17/17		1,436	1,437,081
Series 2014-2, Class A3
0.80%, 4/16/18		2,420	2,421,793
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		274	273,710
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		2,523	2,527,080
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		2,854	2,861,809

	Principal Amount (000)		U.S. $ Value
World Omni Automobile Lease
Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15	U.S.$	2,087	$2,089,711

			80,882,895

Credit Cards - Floating Rate - 2.9%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.511%, 12/16/19 (b)		2,074	2,081,239
Series 2014-2, Class A
0.491%, 3/16/20 (b)		2,917	2,917,000
Cabela’s Master Credit Card Trust
Series 2013-2A, Class A2
0.801%, 8/16/21(a)(b)		3,365	3,393,288
Series 2014-1, Class A
0.501%, 3/16/20 (b)		1,200	1,200,497
Chase Issuance Trust
Series 2013-A6, Class A6
0.571%, 7/15/20 (b)		4,632	4,648,268
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.581%, 7/15/21 (b)		1,905	1,910,287
First National Master Note Trust
Series 2013-2, Class A
0.681%, 10/15/19 (b)		2,006	2,006,000
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
1.068%, 2/15/17 (a)(b)	EUR	2,140	2,928,270
MBNA Credit Card Master Note Trust
Series 2004-C2, Class C2
1.051%, 11/15/16 (b)	U.S.$	4,815	4,816,160
World Financial Network Credit Card
Master Trust
Series 2014-A, Class A
0.531%, 12/15/19 (b)		2,110	2,110,116

			28,011,125

Credit Cards - Fixed Rate - 2.2%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		4,975	4,990,162
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		3,310	3,291,102
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		4,015	4,282,620
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		1,621	1,628,935
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18		5,170	5,186,627

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	U.S.$	1,540	$1,545,893
Series 2013-A, Class A
1.61%, 12/15/21		950	948,149

			21,873,488

Autos - Floating Rate - 1.6%
Ally Master Owner Trust
Series 2011-4, Class A1
0.951%, 9/15/16 (b)		1,715	1,717,068
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.551%, 9/15/17 (a)(b)		1,413	1,416,753
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.851%, 2/15/17 (a)(b)		3,025	3,058,324
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.639%, 6/20/17 (b)		3,880	3,891,248
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.70%, 12/10/27 (a)(b)		2,252	2,258,302
Series 2014-1, Class A
0.55%, 4/10/28 (a)(b)		3,375	3,375,000

			15,716,695

Other ABS - Fixed Rate - 1.4%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		2,328	2,345,478
CNH Capital Canada Receivables Trust
Series 2013-2A, Class A1
1.439%, 8/15/16 (a)	CAD	1,930	1,780,431
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)		1,642	1,514,190
CNH Equipment Trust
Series 2013-C, Class A2
0.63%, 1/17/17	U.S.$	1,860	1,861,615
Series 2013-D, Class A4
1.37%, 10/15/20		4,975	4,982,537
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15		1,456	1,458,315

			13,942,566

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		644	638,651

	Principal Amount (000)		U.S. $ Value
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)	U.S.$	35	$0

			638,651

Total Asset-Backed Securities (cost $160,620,136)			161,065,420

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9%
Non-Agency Fixed Rate CMBS - 14.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		4,015	4,500,125
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.782%, 3/15/49		713	766,719
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (a)		6,113	6,256,019
Series 2012-CR3, Class A1
0.666%, 10/15/45		2,647	2,639,875
Series 2012-CR4, Class A1
0.704%, 10/15/45		2,817	2,810,122
Series 2012-CR5, Class A1
0.673%, 12/10/45		2,131	2,124,735
Series 2013-CR12, Class A2
2.904%, 10/10/46		5,000	5,208,280
Series 2013-CR6, Class A1
0.719%, 3/10/46		3,678	3,665,769
Series 2013-CR9, Class A2
3.055%, 7/10/45		3,046	3,190,566
Series 2013-LC6, Class A1
0.724%, 1/10/46		1,750	1,736,079
Series 2014-LC15, Class A2
2.84%, 4/10/47		3,853	3,978,449
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.642%, 8/10/44		5,305	5,579,597
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45		3,131	3,116,605
Series 2013-GC10, Class A1
0.696%, 2/10/46		2,071	2,062,799
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		2,131	2,084,236
Series 2013-GC14, Class A1
1.217%, 8/10/46		2,141	2,146,721
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47		1,014	1,007,024
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		2,192	2,201,363

	Principal Amount (000)		U.S. $ Value
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	U.S.$	4,785	$5,283,266
Series 2010-C1, Class A1
3.853%, 6/15/43 (a)		3,586	3,670,336
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,501	1,538,171
Series 2011-C4, Class A1
1.525%, 7/15/46 (a)		125	124,952
Series 2012-CBX, Class A1
0.958%, 6/15/45		2,503	2,507,668
Series 2012-CBX, Class XA
1.994%, 6/15/45 (e)		17,460	1,663,488
Series 2013-C10, Class A1
0.73%, 12/15/47		1,996	1,988,308
Series 2013-C16, Class A2
3.07%, 12/15/46		4,682	4,900,586
Series 2013-LC11, Class A2
1.855%, 4/15/46		4,895	4,916,858
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.085%, 7/15/45		3,835	3,839,367
Series 2013-C15, Class A2
2.977%, 11/15/45		4,720	4,923,564
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		1,496	1,506,905
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,584	1,726,871
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		5,942	6,455,215
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		3,484	3,471,997
Series 2013-C8, Class A1
0.777%, 12/15/48		3,526	3,514,122
Morgan Stanley Capital I Trust
Series 2011-C1, Class A1
2.602%, 9/15/47 (a)		2,582	2,618,806
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		2,416	2,400,588
Series 2013-C5, Class A1
0.779%, 3/10/46		3,674	3,662,963
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		3,390	3,385,268
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)		1,013	1,024,010
Series 2012-C10, Class A1
0.734%, 12/15/45		4,073	4,068,946
Series 2012-C9, Class A1
0.673%, 11/15/45		3,382	3,374,626

	Principal Amount (000)		U.S. $ Value
Series 2013-C11, Class A1
0.799%, 3/15/45	U.S.$	1,853	$1,841,939
Series 2013-C12, Class A1
0.735%, 3/15/48		2,567	2,561,709
Series 2013-C16, Class A2
3.223%, 9/15/46		4,569	4,816,637
Series 2013-C17, Class A2
2.921%, 12/15/46		4,790	4,989,207
Series 2014-C20, Class A2
3.036%, 5/15/47		1,508	1,570,938

			143,422,394

Non-Agency Floating Rate CMBS - 0.9%
COMM Mortgage Trust
Series 2007-FL14, Class C
0.451%, 6/15/22 (a) (b)		2,298	2,270,598
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.621%, 10/15/21 (a) (b)		4,900	4,891,783
PFP III 2014-1 Ltd.
Series 2014-1, Class A
1.325%, 6/14/31 (a) (b)		2,058	2,057,500

			9,219,881

Agency CMBS - 0.3%
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20		2,531	2,548,711

Total Commercial Mortgage-Backed Securities (cost $156,083,721)			155,190,986

CORPORATES - INVESTMENT GRADES - 15.9%
Financial Institutions - 9.4%
Banking - 7.3%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		3,145	3,327,441
American Express Credit Corp.
1.30%, 7/29/16		3,340	3,374,272
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		3,300	3,322,298
Bank of America Corp.
1.25%, 1/11/16		3,220	3,245,184
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		3,330	3,340,197
BB&T Corp.
2.05%, 6/19/18		3,350	3,389,808
Capital One Bank USA NA
1.15%, 11/21/16		3,355	3,365,262
Citigroup, Inc.
1.25%, 1/15/16		3,335	3,355,364
Fifth Third Bancorp
3.625%, 1/25/16		3,175	3,322,676

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16	U.S.$	3,080	$3,218,766
Huntington National Bank (The)
1.30%, 11/20/16		3,355	3,376,633
ING Bank NV
1.375%, 3/07/16 (a)		3,310	3,342,107
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15		3,290	3,309,704
KeyBank NA/Cleveland OH
1.65%, 2/01/18		1,847	1,851,743
Manufacturers & Traders Trust Co.
1.45%, 3/07/18		3,315	3,281,861
Mizuho Bank Ltd.
1.30%, 4/16/17 (a)		3,390	3,388,306
Morgan Stanley
1.75%, 2/25/16		1,988	2,017,947
PNC Funding Corp.
2.70%, 9/19/16		3,130	3,260,750
Royal Bank of Canada
0.85%, 3/08/16		3,335	3,352,622
Royal Bank of Scotland Group PLC
2.55%, 9/18/15		3,280	3,350,110
SunTrust Bank/Atlanta GA
0.664%, 2/15/17 (b)		3,330	3,331,783
US Bancorp/MN
0.714%, 11/15/18 (b)		3,355	3,369,792

			70,494,626

Finance - 0.5%
General Electric Capital Corp.
0.941%, 4/02/18 (b)		4,740	4,795,728

Insurance- 1.6%
AIA Group Ltd.
2.25%, 3/11/19 (a)		1,434	1,436,091
Berkshire Hathaway, Inc.
1.55%, 2/09/18		3,315	3,328,326
MetLife Institutional Funding II
0.60%, 1/06/15 (a)(b)		4,500	4,510,170
New York Life Global Funding
0.80%, 2/12/16 (a)		3,315	3,330,923
Prudential Financial, Inc.
4.75%, 9/17/15		3,075	3,239,411

			15,844,921

			91,135,275

Industrial - 6.2%
Basic - 0.4%
Monsanto Co.
0.423%, 11/07/16 (b)		3,355	3,362,364

Capital Goods - 0.6%
Caterpillar Financial Services Corp.
1.00%, 3/03/17		3,360	3,367,479

	Principal Amount (000)		U.S. $ Value
Eaton Corp.
0.563%, 6/16/14 (b)	U.S.$	2,469	$2,469,287

			5,836,766

Communications - Media - 0.4%
NBCUniversal Enterprise, Inc.
0.764%, 4/15/16 (a)(b)		3,795	3,816,032

Communications - Telecommunications - 1.1%
AT&T, Inc.
0.90%, 2/12/16		2,365	2,373,398
1.40%, 12/01/17		3,320	3,311,255
Verizon Communications, Inc.
1.25%, 11/03/14		1,685	1,691,272
Vodafone Group PLC
1.25%, 9/26/17		3,310	3,295,287

			10,671,212

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)		4,430	4,476,706
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		3,350	3,365,165

			7,841,871

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
0.60%, 4/11/16		2,375	2,384,284

Consumer Non - Cyclical - 1.6%
AbbVie, Inc.
1.75%, 11/06/17		3,280	3,308,592
Gilead Sciences, Inc.
3.05%, 12/01/16		3,085	3,241,961
McKesson Corp.
0.95%, 12/04/15		1,298	1,304,618
Merck & Co., Inc.
1.30%, 5/18/18		4,805	4,754,096
PepsiCo, Inc.
0.70%, 2/26/16		3,315	3,327,070

			15,936,337

Energy - 0.7%
BP Capital Markets PLC
0.70%, 11/06/15		3,290	3,302,673
Chevron Corp.
1.104%, 12/05/17		3,305	3,294,411

			6,597,084

Technology - 0.4%
Cisco Systems, Inc.
0.507%, 3/03/17 (b)		3,360	3,372,852

			59,818,802

	Principal Amount (000)		U.S. $ Value
Utility - 0.3%
Natural Gas - 0.3%
TransCanada PipeLines Ltd.
0.75%, 1/15/16	U.S.$	3,290	$3,303,834

Total Corporates - Investment Grades (cost $153,551,051)			154,257,911

MORTGAGE PASS-THROUGHS - 9.3%
Agency ARMs - 8.9%
Federal Home Loan Mortgage Corp.
2.039%, 8/01/42 (f)		5,335	5,484,148
2.429%, 7/01/42 (f)		8,455	8,690,560
2.56%, 6/01/37 (f)		7,065	7,555,145
Series 2005
2.437%, 5/01/35 (f)		2,249	2,391,276
Federal National Mortgage Association
2.13%, 8/01/42 (f)		5,392	5,588,468
2.239%, 8/01/42 (f)		5,346	5,540,641
2.381%, 6/01/42 (f)		3,920	4,076,476
2.397%, 1/01/36 (f)		1,422	1,516,422
2.45%, 5/01/42 (f)		6,788	7,069,688
2.508%, 6/01/42 (b)		4,473	4,665,778
2.626%, 8/01/42 (f)		7,644	7,883,294
2.643%, 8/01/42 (f)		6,954	7,175,220
2.728%, 6/01/42 (f)		9,131	9,436,120
Series 2003
2.56%, 12/01/33 (f)		575	620,518
Series 2005
2.317%, 2/01/35 (b)		2,964	3,198,191
2.709%, 10/01/35 (f)		1,887	2,025,173
Series 2006
2.754%, 7/01/36 (f)		1,388	1,490,337
Series 2007
1.783%, 1/01/37 (b)		963	1,009,028
Series 2009
2.399%, 7/01/38 (f)		1,230	1,324,603

			86,741,086

Agency Fixed Rate 15-Year - 0.4%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		1,715	1,859,376
Federal National Mortgage Association
Series 2001
6.00%, 11/01/16		21	22,242
Series 2002
6.00%, 12/01/17		29	30,172
Series 2005
6.00%, 6/01/17-5/01/20		40	42,527
Series 2006
6.00%, 5/01/21-1/01/22		1,072	1,152,899
Series 2007

	Principal Amount (000)		U.S. $ Value
6.00%, 2/01/22	U.S.$	295	$323,024

			3,430,240

Total Mortgage Pass-Throughs (cost $89,731,335)			90,171,326

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
Agency Floating Rate - 1.3%
Federal Home Loan Mortgage Corp.
Series 4248, Class QF
0.651%, 6/15/39 (b)		3,629	3,636,519
Series 4286, Class VF
0.601%, 12/15/43 (b)		4,494	4,478,014
Federal National Mortgage Association
Series 2013-57, Class FN
0.50%, 6/25/43 (b)		4,486	4,470,092

			12,584,625

Agency Fixed Rate - 1.0%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		5,329	5,589,997
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		2,165	2,254,371
Series 2011-39, Class DA
3.50%, 7/25/24		1,838	1,913,114

			9,757,482

Non-Agency Fixed Rate - 0.6%
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		2,132	2,132,872
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (a)		3,598	3,536,994

			5,669,866

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.57%, 2/25/42 (a)(b)		2,509	2,007,541

Total Collateralized Mortgage Obligations (cost $30,522,956)			30,019,514

INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS)
(cost $18,889,905)		18,541	19,027,941

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES – 0.7%
Netherlands - 0.7%
Achmea Hypotheekbank NV 0.573%, 11/03/14 (a)(b) (cost $6,455,749)	U.S.$	6,456	$6,464,838

COVERED BONDS - 0.3%
DNB Boligkreditt AS 1.45%, 3/21/18 (a) (cost $3,328,916)		3,335	3,327,316

	Shares
SHORT-TERM INVESTMENTS - 8.4%
Investment Companies - 8.4%
AllianceBernstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07% (g) (cost $82,089,183)		82,089,183	82,089,183

Total Investments – 99.7% (cost $968,771,149) (h)			970,151,944
Other assets less liabilities - 0.3% (i)			2,935,899

Net Assets - 100.0%			$973,087,843

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,352	September 2014	$297,052,455	$297,123,127	$70,672
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	440	September 2014	52,627,412	52,693,438	(66,026)
U.S. T-Note 10 Yr (CBT) Futures	77	September 2014	9,624,274	9,664,703	(40,429)

					$(35,783)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	6,674	USD	6,096	7/11/14	$(53,804)
Deutsche Bank AG	AUD	21,539	USD	19,808	7/18/14	(175,537)
State Street Bank & Trust Co.	CAD	1,642	USD	1,512	7/11/14	(891)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	775	CAD	846	7/11/14	$4,403

						$(225,829)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	11,260	4/29/17	3 Month BKBM	4.274%	$	9,607,705	$54,947

CROSS CURRENCY SWAPS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$(71,568)	$(1,712)	$(69,856)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $128,119,831 or 13.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2014.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of May 31, 2014, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$0	0.00	%

(d)	Fair valued by the Adviser.
(e)	IO—Interest Only
(f)	Variable rate coupon, rate shown as of May 31, 2014.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,329,813 and gross unrealized depreciation of investments was $(2,949,018), resulting in net unrealized appreciation of $1,380,795.
(i)	An amount of U.S. $160,930 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$268,537,509		$	– 0	–	$268,537,509
Asset-Backed Securities		– 0	–	146,484,203			14,581,217^		161,065,420
Commercial Mortgage-Backed Securities		– 0	–	148,028,605			7,162,381		155,190,986
Corporates - Investment Grades		– 0	–	154,257,911			– 0	–	154,257,911
Mortgage Pass-Throughs		– 0	–	90,171,326			– 0	–	90,171,326
Collateralized Mortgage Obligations		– 0	–	22,342,107			7,677,407		30,019,514
Inflation-Linked Securities		– 0	–	19,027,941			– 0	–	19,027,941
Governments - Sovereign Agencies		– 0	–	6,464,838			– 0	–	6,464,838
Covered Bonds		– 0	–	3,327,316			– 0	–	3,327,316
Short-Term Investments		82,089,183		– 0	–		– 0	–	82,089,183
Total Investments in Securities		82,089,183		858,641,756			29,421,005		970,151,944
Other Financial Instruments* :
Assets:
Futures		70,672		– 0	–		– 0	–	70,672
Forward Currency Exchange Contracts		– 0	–	4,403			– 0	–	4,403
Centrally Cleared Interest Rate Swaps		– 0	–	54,947			– 0	–	54,947
Liabilities:
Futures		(106,455)		– 0	–		– 0	–	(106,455)
Forward Currency Exchange Contracts		– 0	–	(230,232)			– 0	–	(230,232)
Cross-Currency Swaps		– 0	–	– 0	–		(69,856)		(69,856)

Total+		$82,053,400		$858,470,874			$29,351,149		$969,875,423

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/13	$14,183,225		$7,409,086		$6,166,441
Accrued discounts/(premiums)	565		(10,845)		(1,910)
Realized gain (loss)	(67,730)		(59,826)		(16,136)
Change in unrealized appreciation/depreciation	(10,413)		245,385		192,929
Purchases	12,025,542		– 0	–	2,132,233
Sales	(8,706,136)		(5,761,867)		(796,150)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	5,340,448		– 0	–
Transfers out of Level 3	(2,843,836)		– 0	–	– 0	–

Balance as of 5/31/14	$14,581,217		$7,162,381		$7,677,407

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$(40,709)		$ 199,475		$189,365

	Cross Currency Swap Contracts		Total
Balance as of 8/31/13	$4,096		$27,762,848
Accrued discounts/(premiums)	– 0	–	(12,190)
Realized gain (loss)	3,318		(140,374)
Change in unrealized appreciation/depreciation	(73,952)		353,949
Purchases	– 0	–	14,157,775
Sales	– 0	–	(15,264,153)
Settlements	(3,318)		(3,318)
Transfers in to Level 3	– 0	–	5,340,448
Transfers out of Level 3	– 0	–	(2,843,836)

Balance as of 5/31/14	$(69,856)		$29,351,149+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$(73,952)		$274,179

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2014

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset—Backed Securities	$14,581,217	Third Party Vendor	Evaluated Quotes		$92.22 -$100.75/ $98.41
	$0	Qualitative Assessment			$0.00/N/A
Commercial Mortgage—Backed Securities	$7,162,381	Third Party Vendor	Evaluated Quotes		$98.79 - $99.83/ $99.50
Collateralized Mortgage Obligations	$7,677,407	Third Party Vendor	Evaluated Quotes	$ $	80.00 - $100.03/ 93.99
Cross-Currency Swaps	$(69,856)	Bloomberg Vendor Model	Bloomberg Currency Swap Curves		N/A/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 44.2%
Australia - 1.8%
Australia Government Bond
Series 128
5.75%, 7/15/22	AUD	13,959	$15,035,455
Series 137
2.75%, 4/21/24		5,340	4,595,057

			19,630,512

Austria - 2.4%
Austria Government Bond
3.50%, 9/15/21 (a)	EUR	2,920	4,637,960
3.90%, 7/15/20 (a)		13,130	21,097,186

			25,735,146

Belgium - 0.9%
Belgium Government Bond
Series 65
4.25%, 9/28/22 (a)		4,875	8,069,257
Series 71
3.75%, 6/22/45 (a)		750	1,196,205

			9,265,462

Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	28,125	12,082,798

Canada - 2.8%
Canadian Government Bond
1.75%, 3/01/19	CAD	26,865	25,032,789
2.75%, 6/01/22		4,575	4,452,429

			29,485,218

Denmark - 0.4%
Denmark Government Bond
3.00%, 11/15/21	DKK	21,530	4,496,792

Finland - 0.1%
Finland Government Bond
1.50%, 4/15/23 (a)	EUR	935	1,281,525

France - 2.3%
France Government Bond OAT
3.00%, 4/25/22		6,495	9,969,875
3.25%, 5/25/45 (a)		2,770	4,097,906
3.50%, 4/25/20		6,000	9,416,367
4.50%, 4/25/41		680	1,237,470

			24,721,618

Germany - 4.8%
Bundesobligation
Series 158
1.75%, 10/09/15		34,670	48,312,899

	Principal Amount (000)		U.S. $ Value
Bundesrepublik Deutschland
Series 2007
4.25%, 7/04/39		1,853	$3,512,060

			51,824,959

Italy - 2.3%
Italy Buoni Poliennali Del Tesoro
3.75%, 3/01/21		1,515	2,256,613
4.25%, 9/01/19		2,245	3,444,948
4.50%, 2/01/20 (a)		1,665	2,586,260
4.50%, 3/01/24		4,541	6,997,620
4.75%, 9/01/21		1,790	2,818,186
5.00%, 9/01/40 (a)		1,210	1,915,066
5.50%, 11/01/22		2,685	4,411,760

			24,430,453

Japan - 6.7%
Japan Government Ten Year Bond
Series 301
1.50%, 6/20/19	JPY	1,447,750	15,153,960
Series 332
0.60%, 12/20/23		573,050	5,650,391
Series 333
0.60%, 3/20/24		991,050	9,753,860
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42		250,050	2,641,336
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		2,053,350	23,188,857
Series 143
1.60%, 3/20/33		1,524,850	15,563,925

			71,952,329

Mexico - 0.8%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	92,745	8,031,451

Netherlands - 1.4%
Netherlands Government Bond
2.50%, 1/15/33 (a)	EUR	3,870	5,501,019
4.00%, 7/15/19 (a)		1,340	2,135,572
4.50%, 7/15/17 (a)		4,567	7,042,977

			14,679,568

New Zealand - 2.0%
New Zealand Government Bond
Series 319
5.00%, 3/15/19	NZD	19,315	17,142,184
Series 423
5.50%, 4/15/23		4,727	4,376,872

			21,519,056

	Principal Amount (000)		U.S. $ Value
Singapore - 0.5%
Singapore Government Bond
3.375%, 9/01/33	SGD	5,975	$5,088,244

Spain - 1.2%
Spain Government Bond
4.00%, 4/30/20	EUR	1,295	1,979,835
4.85%, 10/31/20		2,520	4,026,463
5.15%, 10/31/44 (a)		1,995	3,241,244
5.85%, 1/31/22		2,000	3,379,276

			12,626,818

Sweden - 0.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	24,950	4,252,141

United Kingdom - 8.9%
United Kingdom Gilt
1.00%, 9/07/17 (a)	GBP	6,835	11,350,040
1.75%, 1/22/17-9/07/22 (a)		14,665	23,862,610
2.25%, 9/07/23 (a)		5,280	8,623,141
3.75%, 9/07/19 (a)		6,245	11,464,924
4.50%, 12/07/42 (a)		6,993	14,203,718
4.75%, 12/07/30 (a)		5,269	10,727,479
5.00%, 3/07/18 (a)		7,790	14,762,386

			94,994,298

United States - 3.4%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	3,530	4,309,911
4.625%, 2/15/40		19,128	23,915,468
U.S. Treasury Notes
0.25%, 7/31/15		6,315	6,323,386
1.50%, 2/28/19		15	14,632
2.50%, 5/15/24		1,535	1,530,443

			36,093,840

Total Governments - Treasuries (cost $461,358,050)			472,192,228

CORPORATES - INVESTMENT GRADES - 25.6%
Industrial - 11.7%
Basic - 1.5%
Air Products & Chemicals, Inc.
2.75%, 2/03/23		2,067	1,995,955
Barrick North America Finance LLC
4.40%, 5/30/21		1,304	1,336,547
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18		1,077	1,092,120
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		2,415	2,379,706
5.75%, 1/30/21 (a)		122	129,625
Glencore Funding LLC
3.125%, 4/29/19 (a)		2,645	2,682,982

	Principal Amount (000)		U.S. $ Value
4.125%, 5/30/23 (a)	U.S.$	1,455	$1,438,609
Minsur SA
6.25%, 2/07/24 (a)		714	760,958
Rio Tinto Finance USA PLC
2.875%, 8/21/22		2,220	2,163,914
3.50%, 3/22/22		760	781,576
Samarco Mineracao SA
4.125%, 11/01/22 (a)		475	451,250
5.75%, 10/24/23 (a)		960	999,600

			16,212,842

Capital Goods - 0.1%
Republic Services, Inc.
3.80%, 5/15/18		85	91,492
5.25%, 11/15/21		1,213	1,387,200

			1,478,692

Communications - Media - 1.9%
21st Century Fox America, Inc.
4.50%, 2/15/21		890	983,656
6.55%, 3/15/33		1,383	1,703,108
CBS Corp.
5.75%, 4/15/20		1,410	1,641,264
Comcast Corp.
4.25%, 1/15/33		965	993,481
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.45%, 4/01/24		1,065	1,132,287
4.60%, 2/15/21		1,870	2,043,450
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a) (b)		681	721,009
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,582	1,766,850
Omnicom Group, Inc.
3.625%, 5/01/22		1,008	1,025,185
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,894	3,682,479
Time Warner Cable, Inc.
4.125%, 2/15/21		3,460	3,749,692
WPP Finance 2010
4.75%, 11/21/21		417	458,526

			19,900,987

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20		2,750	2,990,647
AT&T, Inc.
4.30%, 12/15/42		463	442,256
4.45%, 5/15/21		1,694	1,864,025
British Telecommunications PLC
2.00%, 6/22/15		1,215	1,232,867
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,586	2,716,319
United States Cellular Corp.
6.70%, 12/15/33		1,391	1,405,656

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
6.55%, 9/15/43	U.S.$	2,358	$2,992,983

			13,644,753

Consumer Cyclical - Automotive - 1.1%
Ford Motor Credit Co. LLC
2.375%, 3/12/19		3,200	3,211,127
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		2,465	2,530,293
Nissan Motor Acceptance Corp.
2.35%, 3/04/19 (a)		2,650	2,658,781
Toyota Motor Credit Corp.
3.30%, 1/12/22		3,270	3,368,286

			11,768,487

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21		1,460	1,624,778
7.625%, 4/15/31		2,810	3,900,238
Viacom, Inc.
3.875%, 4/01/24		1,016	1,038,657

			6,563,673

Consumer Cyclical - Other - 0.2%
Wyndham Worldwide Corp.
2.50%, 3/01/18		1,620	1,643,992

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		1,133	1,189,871

Consumer Non-Cyclical - 1.1%
Ahold Finance USA LLC
6.875%, 5/01/29		3,105	3,935,724
Alicorp SAA
3.875%, 3/20/23 (a)		1,060	1,024,654
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		481	502,851
Kroger Co. (The)
3.40%, 4/15/22		242	246,113
Perrigo Co. PLC
4.00%, 11/15/23 (a)		275	280,800
Reynolds American, Inc.
3.25%, 11/01/22		1,269	1,227,386
Tesco PLC
Series E
6.125%, 2/24/22	GBP	1,300	2,524,592
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	U.S.$	1,491	1,534,332
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		955	1,006,459

			12,282,911

	Principal Amount (000)		U.S. $ Value
Energy - 1.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	U.S.$	735	$817,737
Nabors Industries, Inc.
5.10%, 9/15/23 (a)		2,590	2,838,957
Noble Energy, Inc.
8.25%, 3/01/19		2,858	3,610,669
Noble Holding International Ltd.
4.90%, 8/01/20		251	276,182
Occidental Petroleum Corp.
1.50%, 2/15/18		2,558	2,557,315
Phillips 66
4.30%, 4/01/22		3,940	4,281,204
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		2,345	2,533,120
Southwestern Energy Co.
4.10%, 3/15/22		823	872,043
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		1,540	2,036,790

			19,824,017

Technology - 1.1%
Agilent Technologies, Inc.
5.00%, 7/15/20		505	557,834
Baidu, Inc.
2.25%, 11/28/17		788	797,305
3.25%, 8/06/18		218	224,633
EMC Corp./MA
3.375%, 6/01/23		2,675	2,709,042
Hewlett-Packard Co.
2.75%, 1/14/19		215	220,277
3.75%, 12/01/20		1,317	1,374,293
Motorola Solutions, Inc.
3.50%, 3/01/23		1,650	1,600,578
7.50%, 5/15/25		290	371,012
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		648	676,003
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,683	1,725,736
Total System Services, Inc.
2.375%, 6/01/18		791	793,030
3.75%, 6/01/23		751	734,314

			11,784,057

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		1,695	1,720,096
5.75%, 12/15/16		1,115	1,233,464

			2,953,560

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		1,708	1,739,468
5.00%, 4/07/18 (a)		1,675	1,806,668
Ryder System, Inc.
5.85%, 11/01/16		930	1,027,003

	Principal Amount (000)		U.S. $ Value
7.20%, 9/01/15	U.S.$	908	$977,418

			5,550,557

			124,798,399

Financial Institutions - 10.9%
Banking - 7.9%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		2,655	2,690,550
Bank of America Corp.
2.60%, 1/15/19		2,100	2,132,264
4.875%, 4/01/44		3,345	3,486,059
Series L
5.65%, 5/01/18		1,130	1,285,333
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,800	3,052,444
BNP Paribas SA
5.00%, 1/15/21	U.S.$	2,966	3,304,839
5.186%, 6/29/15 (a)		846	866,092
BPCE SA
5.70%, 10/22/23 (a)		1,947	2,105,307
Branch Banking & Trust Co.
2.85%, 4/01/21		2,660	2,701,464
Citigroup, Inc.
3.875%, 10/25/23		1,465	1,490,125
4.50%, 1/14/22		3,160	3,427,191
Compass Bank
5.50%, 4/01/20		4,989	5,423,472
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,486	1,511,886
DNB Bank ASA
4.375%, 2/24/21 (a)	EUR	1,675	2,699,152
Fifth Third Bancorp
2.30%, 3/01/19	U.S.$	1,132	1,138,113
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20		920	1,071,361
Series G
7.50%, 2/15/19		2,855	3,495,545
ING Bank NV
3.75%, 3/07/17 (a)		1,600	1,706,853
JPMorgan Chase & Co.
3.625%, 5/13/24		2,055	2,069,977
4.40%, 7/22/20		1,335	1,467,423
4.625%, 5/10/21		857	948,312
Lloyds Bank PLC
6.50%, 9/14/20 (a)		2,702	3,158,895
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		651	712,922
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		647	707,056
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		2,522	2,606,991
Morgan Stanley
5.625%, 9/23/19		1,126	1,296,232

	Principal Amount (000)		U.S. $ Value
Series G
5.45%, 1/09/17	U.S.$	1,615	$1,783,953
5.50%, 7/24/20		1,430	1,635,294
Murray Street Investment Trust I
4.647%, 3/09/17		272	294,882
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	4,050,477
Nordea Bank AB
3.125%, 3/20/17 (a)		2,990	3,152,103
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		605	638,275
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)		430	436,450
Standard Chartered Bank Hong Kong Ltd.
5.875%, 6/24/20 (a)		724	820,011
Standard Chartered PLC
4.00%, 7/12/22 (a)		2,214	2,288,722
State Street Corp.
3.70%, 11/20/23		1,060	1,103,205
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		1,377	1,355,625
Svenska Handelsbanken AB
2.875%, 4/04/17		3,000	3,144,885
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		737	750,615
Turkiye Halk Bankasi AS
3.875%, 2/05/20 (a)		1,624	1,543,241
UBS AG/Stamford CT
7.50%, 7/15/25		2,889	3,661,432
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,386	1,521,608

			84,736,636

Brokerage – 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		2,586	2,626,109

Insurance – 2.1%
Allied World Assurance Co., Holdings Ltd.
7.50%, 8/01/16		1,820	2,058,176
American International Group, Inc.
3.375%, 8/15/20		1,050	1,094,603
Five Corners Funding Trust
4.419%, 11/15/23 (a)		1,060	1,123,994
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		685	704,539
5.125%, 4/15/22		600	683,420
5.50%, 3/30/20		922	1,060,335
Humana, Inc.
6.30%, 8/01/18		369	427,879
6.45%, 6/01/16		285	314,968
7.20%, 6/15/18		610	729,433
Lincoln National Corp.
8.75%, 7/01/19		791	1,034,164
Markel Corp.
7.125%, 9/30/19		1,105	1,340,102

	Principal Amount (000)		U.S. $ Value
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	U.S.$	815	$1,303,306
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		162	199,260
MetLife, Inc.
4.75%, 2/08/21		1,085	1,218,827
7.717%, 2/15/19		1,159	1,448,306
Muenchener Rueckversicherungs AG
Series E
6.25%, 5/26/42 (a)	EUR	1,400	2,325,130
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	1,080	1,687,353
Prudential Financial, Inc.
5.625%, 6/15/43		2,045	2,152,363
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		1,295	1,640,085

			22,546,243

Other Finance - 0.4%
ORIX Corp.
4.71%, 4/27/15		2,467	2,554,677
SUAM Finance BV
4.875%, 4/17/24 (a)		1,289	1,301,890

			3,856,567

REITS - 0.2%
HCP, Inc.
6.00%, 1/30/17		2,195	2,467,211

			116,232,766

Utility - 2.4%
Electric - 0.5%
Constellation Energy Group, Inc.
5.15%, 12/01/20		504	570,430
MidAmerican Energy Co.
4.40%, 10/15/44		1,595	1,662,547
Monongahela Power Co.
4.10%, 4/15/24 (a)		1,059	1,125,468
TECO Finance, Inc.
4.00%, 3/15/16		745	787,083
5.15%, 3/15/20		915	1,033,817
Union Electric Co.
6.70%, 2/01/19		315	380,103

			5,559,448

Natural Gas - 1.8%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,515	1,652,766
Energy Transfer Partners LP
6.70%, 7/01/18		972	1,141,685
7.50%, 7/01/38		2,264	2,935,806
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		183	185,752
3.50%, 9/01/23		698	678,741
3.95%, 9/01/22		495	504,271

	Principal Amount (000)		U.S. $ Value
4.15%, 3/01/22	U.S.$	863	$896,723
6.85%, 2/15/20		727	873,917
Nisource Finance Corp.
6.80%, 1/15/19		3,445	4,118,622
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		1,055	1,111,247
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,400	2,487,475
Williams Partners LP
4.50%, 11/15/23		425	449,556
5.25%, 3/15/20		2,198	2,463,864

			19,500,425

Other Utility - 0.1%
Veolia Environnement SA
Series E
6.125%, 11/25/33	EUR	640	1,186,248

			26,246,121

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	U.S.$	1,189	1,227,112
Electricite de France
5.25%, 1/29/23 (a)		2,143	2,196,575
OCP SA
5.625%, 4/25/24 (a)		654	680,180
Oleoducto Central SA
4.00%, 5/07/21 (a)		1,041	1,041,000
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	775	1,114,545

			6,259,412

Total Corporates - Investment Grades (cost $253,494,827)			273,536,698

MORTGAGE PASS-THROUGHS - 6.0%
Agency Fixed Rate 30-Year - 5.6%
Federal Home Loan Mortgage Corp. Gold
4.00%, 4/01/44	U.S.$	1,029	1,095,703
Series 2006
4.50%, 5/01/36		43	46,358
Series 2007
5.50%, 7/01/35		1,110	1,243,108
Federal National Mortgage Association
3.00%, 9/01/42-11/01/43		8,444	8,370,177
4.00%, 5/01/44		9,141	9,752,110
4.00%, 6/01/44, TBA		32,914	34,883,699
Series 2003
5.50%, 4/01/33		863	966,595
Series 2004
5.50%, 4/01/34-11/01/34		2,687	3,010,932
Series 2005
5.50%, 2/01/35		671	750,569
Series 2006
5.00%, 1/01/36		2	2,184

	Principal Amount (000)		U.S. $ Value
Series 2007
4.50%, 8/01/37	U.S.$	223	$241,595

			60,363,030

Agency ARMs - 0.4%
Federal Home Loan Mortgage Corp.
2.409%, 5/01/38 (c)		1,491	1,586,769
Federal National Mortgage Association
Series 2003
2.56%, 12/01/33 (c)		798	861,059
Series 2007
2.332%, 3/01/34 (c)		1,544	1,643,401

			4,091,229

Total Mortgage Pass-Throughs (cost $63,157,128)			64,454,259

GOVERNMENTS - SOVEREIGN AGENCIES - 5.0%
Canada - 2.3%
Canada Housing Trust No
1 3.35%, 12/15/20 (a)	CAD	24,915	24,655,579

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	737	748,680

France - 0.4%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)		4,014	4,050,943

Germany - 1.9%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	3,900	5,442,281
3.00%, 8/03/18 (a)		1,400	2,102,686
KFW
1.125%, 10/16/18		4,460	6,233,768
3.875%, 1/21/19		4,410	6,914,297

			20,693,032

Qatar - 0.1%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)	U.S.$	647	611,428

United Arab Emirates - 0.2%
Abu Dhabi National Energy Co.
3.625%, 1/12/23 (a)		819	822,459
3.875%, 5/06/24 (a)		1,060	1,068,841
4.125%, 3/13/17 (a)		757	808,581

			2,699,881

Total Governments - Sovereign Agencies (cost $54,702,958)			53,459,543

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 2.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	U.S.$	4,435	$4,971,106
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.782%, 3/15/49		2,396	2,578,384
Commercial Mortgage Loan Trust 2008-LS1
Series 2008-LS1, Class A1A
6.013%, 12/10/49		3,715	4,207,571
Commercial Mortgage Pass Through Certificates
Series 2013-CR6, Class A2
2.122%, 3/10/46		5,420	5,499,956
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,615	1,585,887
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		6,545	7,074,203
Series 2006-4, Class A1A
5.166%, 12/12/49		3,036	3,298,343

			29,215,450

Agency CMBS - 0.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		4,653	4,973,770

Total Commercial Mortgage-Backed Securities (cost $33,781,187)			34,189,220

COVERED BONDS - 3.0%
Bank of Scotland PLC
Series E
4.75%, 6/08/22	EUR	3,180	5,416,354
Cie de Financement Foncier SA
Series E
3.375%, 1/18/16		3,457	4,942,262
Nationwide Building Society
3.125%, 10/13/16 (a)		2,610	3,787,343
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	3,190	3,201,512
Bank of Nova Scotia
1.75%, 3/22/17 (a)		2,900	2,964,786
BPCE SFH SA
Series E
2.75%, 2/16/17	EUR	1,800	2,603,707
Santander Consumer Finance SA
3.875%, 3/23/16		1,300	1,866,257

	Principal Amount (000)		U.S. $ Value
CaixaBank SA
5.125%, 4/27/16		1,250	$1,840,883
Societe Generale SFH
Series E
3.25%, 6/06/16 (a)		900	1,298,261
Caisse Francaise de Financement Local
Series E
3.50%, 9/16/16		883	1,287,981
Aib Mortgage Bank
Series E
4.875%, 6/29/17		665	1,012,495
Bank of Ireland Mortgage Bank
3.125%, 11/20/15		580	817,042
BPCE SFH SA
3.625%, 5/12/16 (a)		400	579,448

Total Covered Bonds (cost $29,559,706)			31,618,331

QUASI-SOVEREIGNS - 2.2%
Quasi-Sovereign Bonds - 2.2%
Chile - 0.2%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	U.S.$	2,595	2,733,123

China - 0.4%
CNOOC Curtis Funding No 1 Pty Ltd.
4.50%, 10/03/23 (a)		687	723,906
Sinopec Group Overseas Development 2014 Ltd.
4.375%, 4/10/24 (a)		1,389	1,454,380
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		2,436	2,521,862

			4,700,148

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,990	2,296,062

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		3,390	3,851,996

Mexico - 0.3%
Petroleos Mexicanos
4.875%, 1/18/24		2,645	2,816,925

Peru - 0.1%
Fondo Mivivienda SA
3.50%, 1/31/23 (a)		613	582,350

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		2,995	3,121,877

	Principal Amount (000)		U.S. $ Value
United Arab Emirates – 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	U.S.$	3,300	$3,518,625

Total Quasi-Sovereigns (cost $22,075,827)			23,621,106

AGENCIES – 2.2%
Agency Debentures – 2.2%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19		1,985	1,998,287
6.75%, 3/15/31		1,345	1,933,326
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		22,014	19,332,629

Total Agencies (cost $21,165,881)			23,264,242

INFLATION-LINKED SECURITIES – 2.0%
United Kingdom – 2.0%
United Kingdom Gilt Inflation Linked
Series 8MO
7.58%, 7/26/16 (a) (c) (cost $20,887,054)	GBP	3,745	21,186,166

SUPRANATIONALS – 1.0%
European Investment Bank
Series E
4.25%, 4/15/19	EUR	5,095	8,136,568
International Bank for Reconstruction & Development
9.25%, 7/15/17	U.S.$	2,340	2,921,600

Total Supranationals (cost $10,618,323)			11,058,168

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Non-Agency Floating Rate – 0.6%
Federal National Mortgage Association
Series 2013-C01, Class M1
2.15%, 10/25/23(d)		977	1,001,311
Series 2014-C01, Class M1
1.75%, 1/25/24(d)		2,489	2,530,543
Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
2.35%, 2/25/24 (d)		2,665	2,753,731

			6,285,585

Non-Agency Fixed Rate – 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.579%, 5/25/35		1,066	1,051,360

Agency Fixed Rate – 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.739%, 5/28/35		392	351,686

Total Collateralized Mortgage Obligations (cost $7,577,887)			$7,688,631

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Indonesia - 0.3%
Indonesia Government International Bond
3.375%, 4/15/23 (a)		3,326	3,134,755

Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (a)		2,944	3,253,120

Total Governments - Sovereign Bonds (cost $6,213,992)			6,387,875

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40 (cost $2,017,252)		1,985	2,893,951

CORPORATES - NON-INVESTMENT GRADES - 0.2%
Financial Institutions - 0.2%
Banking - 0.1%
Societe Generale SA
5.922%, 4/05/17 (a)		1,515	1,626,731

Insurance - 0.1%
ING Groep NV
5.775%, 12/08/15		719	744,165

Total Corporates - Non-Investment Grades (cost $2,262,517)			2,370,896

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a) (cost $2,080,049)		1,885	2,104,131

ASSET-BACKED SECURITIES - 0.1%
Autos - Fixed Rate - 0.1%
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	57	52,718
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (a)	U.S.$	443	443,915

			496,633

Home Equity Loans - Fixed Rate - 0.0%
CitiFinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		335	341,745

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.275%, 12/25/32 (d)		342	$328,325

Other ABS - Fixed Rate - 0.0%
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		147	146,657

Total Asset-Backed Securities (cost $1,320,362)			1,313,360

	Shares
SHORT-TERM INVESTMENTS - 6.3%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (e) (cost $19,567,362)		19,567,362	19,567,362

	Principal Amount (000)
U.S. Treasury Bills - 4.5%
U.S. Treasury Bill Zero Coupon, 7/10/14 (cost $47,738,337)	U.S.$	47,740	47,738,337

Total Short-Term Investments (cost $67,305,699)			67,305,699

Total Investments - 102.8% (cost $1,059,578,699) (f)			1,098,644,504
Other assets less liabilities - (2.8)% (g)			(29,540,574)

Net Assets - 100.0%			$1,069,103,930

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	267	September 2014	$31,935,271	$31,975,336	$(40,065)
U.S. T-Note 10 Yr (CBT) Futures	245	September 2014	30,622,689	30,751,328	(128,639)
U.S. Long Bond (CBT) Futures	191	September 2014	26,008,518	26,256,531	(248,013)

					$(416,717)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	7,221,168	USD	71,165	7/11/14	$213,065
BNP Paribas SA	EUR	178,795	USD	246,962	6/04/14	3,238,462
BNP Paribas SA	NZD	25,293	USD	21,868	6/20/14	419,860
BNP Paribas SA	DKK	24,595	USD	4,515	7/15/14	21,757
BNP Paribas SA	AUD	49,506	USD	45,518	7/18/14	(411,371)
BNP Paribas SA	USD	26,500	AUD	28,775	7/18/14	196,954
Credit Suisse International	GBP	61,958	USD	105,241	6/26/14	1,404,269
Deutsche Bank AG London	MXN	69,999	USD	5,386	6/27/14	(48,252)
Deutsche Bank AG London	USD	5,264	MXN	68,360	6/27/14	43,275
Deutsche Bank AG London	CAD	30,483	USD	27,851	7/11/14	(235,563)
Deutsche Bank AG London	SEK	26,823	USD	4,070	7/15/14	64,333
Goldman Sachs Bank USA	USD	941	BRL	2,136	7/02/14	4,952
Goldman Sachs Bank USA	CAD	27,192	USD	25,038	7/11/14	(16,280)
HSBC Bank USA	GBP	8,859	USD	15,018	6/26/14	172,012
Royal Bank of Canada	MXN	92,730	USD	7,090	6/27/14	(108,928)
Standard Chartered Bank	SGD	6,419	USD	5,111	7/18/14	(7,215)
State Street Bank & Trust Co.	EUR	3,855	USD	5,254	6/04/14	(1,493)
State Street Bank & Trust Co.	EUR	1,409	USD	1,932	6/04/14	10,910
State Street Bank & Trust Co.	USD	18,715	EUR	13,500	6/04/14	(312,291)
UBS AG	BRL	28,850	USD	12,684	7/02/14	(88,096)

						$4,560,360

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $347,199,773 or 32.5% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2014.
(c)	Variable rate coupon, rate shown as of May 31, 2014.
(d)	Floating Rate Security. Stated interest rate was in effect at May 31, 2014.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,529,952 and gross unrealized depreciation of investments was $(9,464,147), resulting in net unrealized appreciation of $39,065,805.
(g)	An amount of U.S. $959,900 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
JSC	-	Joint Stock Company
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

GLOBAL CORE BOND PORTFOLIO

COUNTRY BREAKDOWN *

May 31, 2014 (unaudited)

29.7%	United States
13.6%	United Kingdom
7.9%	Japan
7.1%	Germany
5.3%	Canada
4.6%	France
2.5%	Australia
2.4%	Italy
2.4%	Netherlands
2.3%	Austria
2.0%	New Zealand
1.8%	Brazil
1.5%	Spain
10.8%	Other
6.1%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Belgium, Chile, China, Colombia, Denmark, Finland, India, Indonesia, Ireland, Israel, Kazakhstan, Malaysia, Mexico, Morocco, Norway, Peru, Qatar, Singapore, South Africa, South Korea, Supranational, Sweden, Switzerland, Turkey and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$472,192,228		$	– 0	–	$472,192,228
Corporates - Investment Grades		– 0	–	273,536,698			– 0	–	273,536,698
Mortgage Pass-Throughs		– 0	–	64,454,259			– 0	–	64,454,259
Governments - Sovereign Agencies		– 0	–	53,459,543			– 0	–	53,459,543
Commercial Mortgage-Backed Securities		– 0	–	29,981,649			4,207,571		34,189,220
Covered Bonds		– 0	–	31,618,331			– 0	–	31,618,331
Quasi-Sovereigns		– 0	–	23,621,106			– 0	–	23,621,106
Agencies		– 0	–	23,264,242			– 0	–	23,264,242
Inflation-Linked Securities		– 0	–	21,186,166			– 0	–	21,186,166
Supranationals		– 0	–	11,058,168			– 0	–	11,058,168
Collateralized Mortgage Obligations		– 0	–	351,686			7,336,945		7,688,631
Governments - Sovereign Bonds		– 0	–	6,387,875			– 0	–	6,387,875
Local Governments - Municipal Bonds		– 0	–	2,893,951			– 0	–	2,893,951
Corporates - Non-Investment Grades		– 0	–	2,370,896			– 0	–	2,370,896
Emerging Markets - Corporate Bonds		– 0	–	2,104,131			– 0	–	2,104,131
Asset-Backed Securities		– 0	–	496,633			816,727		1,313,360
Short-Term Investments:
Investment Companies		19,567,362		– 0	–		– 0	–	19,567,362
U.S. Treasury Bills		– 0	–	47,738,337			– 0	–	47,738,337

Total Investments in Securities		19,567,362		1,066,715,899			12,361,243		1,098,644,504
Other Financial Instruments* :

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Forward Currency Exchange Contracts	– 0	–	5,789,849		– 0	–	5,789,849
Liabilities:
Futures	(416,717)		– 0	–	– 0	–	(416,717)
Forward Currency Exchange Contracts	– 0	–	(1,229,489)		– 0	–	(1,229,489)

Total^	$19,150,645		$1,071,276,259		$12,361,243		$1,102,788,147

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 8/31/13	$4,864,919		$1,247,681		$2,466,661
Accrued discounts/(premiums)	(5,151)		446		185
Realized gain (loss)	316,905		13,495		289
Change in unrealized appreciation/depreciation	(297,990)		165,015		11,306
Purchases	4,239,199		7,411,692		– 0	–
Sales	(4,910,311)		(1,501,384)		(1,661,714)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/14	$4,207,571		$7,336,945		$816,727

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$(15,718)		$165,015		$1,356

	Total
Balance as of 8/31/13	$8,579,261
Accrued discounts/(premiums)	(4,520)
Realized gain (loss)	330,689
Change in unrealized appreciation/depreciation	(121,669)
Purchases	11,650,891
Sales	(8,073,409)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 5/31/14	$12,361,243

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$150,653

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Commercial Mortgage-Backed Securities	$4,207,571	Third Party Vendor	Evaluated Quotes	$113.27/N/A
Collateralized Mortgage Obligations	$7,336,945	Third Party Vendor	Evaluated Quotes	$98.63 – $103.33/$101.96
Asset-Backed Securities	$816,727	Third Party Vendor	Evaluated Quotes	$95.94 – $102.01/$99.22

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 93.2%
United States - 93.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16-1/15/23 (TIPS) (a)	U.S.$	318,435	$324,407,231
0.125%, 4/15/19 (TIPS)		38,862	39,978,768
0.375%, 7/15/23 (TIPS)		42,752	43,693,596
0.625%, 7/15/21 (TIPS) (a)		37,302	39,327,463
0.625%, 1/15/24 (TIPS)		48,383	50,239,080
1.125%, 1/15/21 (TIPS) (a)		34,509	37,385,409
1.25%, 7/15/20 (TIPS) (a)(b)		48,540	53,238,912
1.375%, 7/15/18 (TIPS)		630	689,192
1.375%, 1/15/20 (TIPS) (a)		31,009	34,007,765
1.625%, 1/15/18 (TIPS)		22,851	24,945,587
1.875%, 7/15/15-7/15/19 (TIPS)		11,326	12,274,097
2.00%, 1/15/16 (TIPS)		4,825	5,094,446
2.125%, 1/15/19 (TIPS)		22,914	25,838,960
2.375%, 1/15/17 (TIPS)		13,560	14,854,641
2.50%, 7/15/16 (TIPS) (a)		32,616	35,452,479

Total Inflation-Linked Securities (cost $728,031,711)			741,427,626

CORPORATES - INVESTMENT GRADES - 15.8%
Industrial - 7.4%
Basic - 1.9%
Barrick North America Finance LLC
4.40%, 5/30/21		596	610,876
Basell Finance Co. BV
8.10%, 3/15/27 (c)		590	794,175
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		893	864,506
Dow Chemical Co. (The)
8.55%, 5/15/19		637	821,554
Gerdau Trade, Inc.
4.75%, 4/15/23 (c)		1,400	1,379,540
5.75%, 1/30/21 (c)		113	120,062
Glencore Funding LLC
3.125%, 4/29/19 (c)		3,225	3,271,311
International Paper Co.
4.75%, 2/15/22		1,710	1,890,684
LyondellBasell Industries NV
5.75%, 4/15/24		1,087	1,284,774
Minsur SA
6.25%, 2/07/24 (c)		1,402	1,494,206
Rio Tinto Finance USA PLC
2.875%, 8/21/22		1,008	982,534
3.50%, 3/22/22		370	380,504
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		832	776,539

			14,671,265

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
Embraer SA
5.15%, 6/15/22	U.S.$	550	$593,313
Odebrecht Finance Ltd.
5.125%, 6/26/22 (c)		730	772,887

			1,366,200

Communications - Media - 0.9%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		1,584	1,927,371
CBS Corp.
5.75%, 4/15/20		1,625	1,891,528
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		469	484,398
4.45%, 4/01/24		620	659,172
5.20%, 3/15/20		191	216,638
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c) (d)		606	641,602
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)		906	951,300
Omnicom Group, Inc.
3.625%, 5/01/22		703	714,985

			7,486,994

Communications - Telecommunications - 0.9%
American Tower Corp.
5.05%, 9/01/20		1,355	1,473,573
AT&T, Inc.
5.35%, 9/01/40		1,397	1,527,885
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	150	143,466
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	835	948,739
Verizon Communications, Inc.
5.15%, 9/15/23		1,957	2,203,089
7.35%, 4/01/39		780	1,052,257

			7,349,009

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		337	374,951
5.875%, 8/02/21		1,166	1,366,818
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		1,640	1,683,440

			3,425,209

Consumer Cyclical - Entertainment - 0.1%
Viacom, Inc.
3.875%, 4/01/24		635	649,160

Consumer Non-Cyclical - 0.6%
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,683,141
Kroger Co. (The)
3.40%, 4/15/22		1,324	1,346,504
Reynolds American, Inc.
3.25%, 11/01/22		899	869,519
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		696	733,503

			4,632,667

	Principal Amount (000)		U.S. $ Value
Energy - 1.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	U.S.$	654	$658,233
Marathon Petroleum Corp.
5.125%, 3/01/21		590	672,270
Nabors Industries, Inc.
5.10%, 9/15/23 (c)		715	783,728
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,730,796
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		2,065	2,230,658
Transocean, Inc.
6.375%, 12/15/21		5	5,735
6.50%, 11/15/20		1,395	1,604,485
Valero Energy Corp.
6.125%, 2/01/20		998	1,183,269

			8,869,174

Technology - 0.7%
Baidu, Inc.
2.25%, 11/28/17		280	283,306
3.25%, 8/06/18		977	1,006,728
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,970,199
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		452	471,533
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		1,230	1,261,233
Total System Services, Inc.
2.375%, 6/01/18		530	531,361

			5,524,360

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.75%, 12/15/16		1,615	1,786,587

Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		950	1,024,678
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,126,993
5.85%, 11/01/16		630	695,711

			2,847,382

			58,608,007

Financial Institutions - 6.2%
Banking - 4.1%
Bank of America Corp.
4.00%, 4/01/24		1,889	1,932,553
5.625%, 7/01/20		705	813,097

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	830	$1,407,516
BNP Paribas SA
5.186%, 6/29/15 (c)	U.S.$	502	513,922
BPCE SA
5.70%, 10/22/23 (c)		1,390	1,503,018
Citigroup, Inc.
3.875%, 10/25/23		1,087	1,105,642
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		361	367,289
Credit Suisse AG
6.50%, 8/08/23 (c)		1,392	1,548,698
Danske Bank A/S
5.684%, 2/15/17	GBP	772	1,355,492
Goldman Sachs Group, Inc. (The)
1.83%, 11/29/23 (e)	U.S.$	1,550	1,584,865
4.00%, 3/03/24		1,922	1,956,558
ING Bank NV
2.00%, 9/25/15 (c)		1,995	2,028,785
JPMorgan Chase & Co.
3.625%, 5/13/24		1,528	1,539,136
Macquarie Group Ltd.
7.625%, 8/13/19 (c)		720	874,397
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		1,951	2,016,749
Morgan Stanley
5.625%, 9/23/19		348	400,612
Series F
3.875%, 4/29/24		1,040	1,051,739
Series G
5.50%, 7/24/20-7/28/21		1,397	1,597,353
Murray Street Investment Trust I
4.647%, 3/09/17		184	199,479
National Capital Trust II Delaware
5.486%, 3/23/15 (c)		1,090	1,114,525
PNC Bank NA
3.80%, 7/25/23		1,930	2,000,829
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)		735	775,425
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		285	335,231
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (c)		340	345,100
Standard Chartered PLC
4.00%, 7/12/22 (c)		1,900	1,964,125
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (c)		572	582,567
UBS AG/Stamford CT
5.875%, 7/15/16		655	719,470
7.625%, 8/17/22		929	1,115,802

			32,749,974

	Principal Amount (000)		U.S. $ Value
Insurance - 1.4%
American International Group, Inc.
6.40%, 12/15/20	U.S.$	1,660	$2,012,479
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,330	1,514,915
6.10%, 10/01/41		760	949,657
Lincoln National Corp.
8.75%, 7/01/19		550	719,077
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		805	1,257,703
Prudential Financial, Inc.
5.625%, 6/15/43		940	989,350
Swiss Re Capital I LP
6.854%, 5/25/16 (c)		1,815	1,942,050
XLIT Ltd.
5.25%, 9/15/14		1,590	1,611,223

			10,996,454

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		1,877	2,146,047
Health Care REIT, Inc.
5.25%, 1/15/22		1,945	2,187,685
Trust F/1401
5.25%, 12/15/24 (c)		1,555	1,613,313

			5,947,045

			49,693,473

Utility - 1.9%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22		669	762,154
Constellation Energy Group, Inc.
5.15%, 12/01/20		263	297,665

			1,059,819

Natural Gas - 1.7%
DCP Midstream LLC
9.75%, 3/15/19 (c)		1,290	1,661,203
Energy Transfer Partners LP
6.125%, 2/15/17		1,645	1,840,796
Enterprise Products Operating LLC
5.20%, 9/01/20		720	824,628
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,439	1,465,952
4.15%, 3/01/22		625	649,422
Spectra Energy Capital LLC
8.00%, 10/01/19		1,395	1,758,769
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		2,090	2,166,176
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,758	1,664,784

	Principal Amount (000)		U.S. $ Value
Williams Partners LP
3.80%, 2/15/15	U.S.$	1,660	$1,696,057

			13,727,787

			14,787,606

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		1,478	1,391,847
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		299	308,584
OCP SA
5.625%, 4/25/24 (c)		515	535,616

			2,236,047

Total Corporates - Investment Grades (cost $118,316,873)			125,325,133

ASSET-BACKED SECURITIES - 11.3%
Autos - Fixed Rate - 6.9%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		1,555	1,562,337
Series 2014-1, Class A2
1.29%, 1/15/19		2,665	2,675,471
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		2,135	2,139,637
Series 2013-1, Class A2
0.49%, 6/08/16		500	499,801
Series 2013-3, Class A3
0.92%, 4/09/18		2,725	2,728,347
Series 2013-4, Class A3
0.96%, 4/09/18		1,085	1,087,797
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)		1,400	1,399,968
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		837	837,257
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		3,140	3,255,137
Series 2014-1A, Class A
2.46%, 7/20/20 (c)		1,591	1,597,798
Bank of America Auto Trust Series 2012-1, Class A4
1.03%, 12/15/16		1,335	1,342,340
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		2,250	2,261,833
Series 2014-1, Class B
2.22%, 1/22/19		400	404,850
Capital Auto Receivables Asset Trust/Ally Series 2013-1, Class A2
0.62%, 7/20/16		1,469	1,469,241

	Principal Amount (000)		U.S. $ Value
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)	U.S.$	706	$706,985
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		540	540,958
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		541	541,958
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		911	913,621
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		790	789,969
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,537	1,539,184
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		498	498,449
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	1,072	990,513
Series 2013-R4A, Class A1
1.487%, 8/15/15 (c)		449	413,854
Series 2014-R2A, Class A1
1.353%, 3/15/16 (c)		1,602	1,477,101
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	645	642,337
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		1,234	1,235,182
Series 2014-1, Class A1
1.20%, 2/15/19		1,873	1,873,994
GM Financial Leasing Trust
Series 2014-1A, Class A2
0.61%, 7/20/16 (c)		1,940	1,940,163
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		780	782,284
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		4,705	4,708,110
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)		237	237,777
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		585	598,394
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,315	1,316,143
Series 2014-A, Class A2A
0.48%, 6/15/16		1,263	1,263,184

	Principal Amount (000)		U.S. $ Value
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)	U.S.$	3,196	$3,205,019
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		1,919	1,936,576
Series 2013-4, Class A3
1.11%, 12/15/17		2,105	2,115,635
Series 2013-5, Class A2A
0.64%, 4/17/17		826	826,214
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		233	233,095

			54,588,513

Autos - Floating Rate - 1.6%
Ally Master Owner Trust
Series 2014-2, Class A
0.521%, 1/16/18 (e)		2,342	2,341,805
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.551%, 9/15/17 (c)(e)		3,034	3,042,059
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.531%, 1/15/18 (e)		2,082	2,088,328
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.639%, 6/20/17 (e)		3,340	3,349,682
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.70%, 12/10/27 (c)(e)		1,815	1,820,079

			12,641,953

Credit Cards - Fixed Rate - 1.6%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18		2,310	2,313,757
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (c)		1,905	1,855,889
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		2,720	2,704,470
Series 2014-A2, Class A2
2.77%, 3/15/23		1,945	1,974,412
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		1,300	1,386,652
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,310	1,315,013
Series 2013-A, Class A
1.61%, 12/15/21		809	807,424

			12,357,617

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.7%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.511%, 12/16/19 (e)	U.S.$	1,685	$1,690,881
Cabela’s Master Credit Card Trust
Series 2014-1, Class A
0.501%, 3/16/20 (e)		600	600,249
First National Master Note Trust
Series 2013-2, Class A
0.681%, 10/15/19 (e)		1,619	1,619,000
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.531%, 12/15/19 (e)		1,715	1,715,094

			5,625,224

Other ABS - Fixed Rate - 0.5%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)		305	305,538
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		554	555,447
Series 2013-C, Class A2
0.63%, 1/17/17		1,480	1,480,804
Series 2013-D, Class A2
0.49%, 3/15/17		1,868	1,868,673
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		74	73,665

			4,284,127

Total Asset-Backed Securities (cost $89,343,965)			89,497,434

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%
Non-Agency Fixed Rate CMBS - 6.3%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		3,259	3,653,037
Series 2007-5, Class AM
5.772%, 2/10/51		618	670,798
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/23 (c)		1,970	1,988,520
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.782%, 3/15/49		574	617,340
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.772%, 5/15/46		2,183	2,419,891

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Pass Through Certificates
Series 2007-GG9, Class A4
5.444%, 3/10/39	U.S.$	3,382	$3,701,925
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		920	900,442
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.789%, 6/15/38		770	766,735
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		1,320	1,287,311
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		1,282	1,379,331
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		2,010	2,039,187
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		1,745	1,706,880
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		1,574	1,581,313
Series 2006-CB15, Class A4
5.814%, 6/12/43		1,949	2,107,827
Series 2007-CB19, Class AM
5.703%, 2/12/49		700	761,855
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		3,875	4,278,223
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		1,292	1,323,931
JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,787	1,980,194
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AM
6.006%, 2/15/51		598	667,212
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		1,211	1,219,348
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,275	1,390,347
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		3,104	3,354,724
Series 2006-4, Class A1A
5.166%, 12/12/49		4,785	5,198,797

	Principal Amount (000)		U.S. $ Value
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)	U.S.$	1,518	$1,501,801
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		317	317,035
Series 2012-C4, Class A5
2.85%, 12/10/45		637	623,788
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,776	1,793,003
Series 2014-C20, Class A2
3.036%, 5/15/47		1,218	1,269,216

			50,500,011

Non-Agency Floating Rate CMBS - 0.6%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.851%, 12/05/31 (c)(e)		1,010	1,009,387
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.001%, 11/08/29 (c)(e)		2,035	2,040,086
PFP III 2014-1 Ltd.
Series 2014-1, Class A
1.325%, 6/14/31 (c)(e)		1,651	1,651,000

			4,700,473

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		2,761	2,872,512

Total Commercial Mortgage-Backed Securities (cost $57,964,488)			58,072,996

CORPORATES - NON-INVESTMENT GRADES - 2.0%
Financial Institutions - 1.1%
Banking - 1.1%
Bank of America Corp.
Series U
5.20%, 6/01/23		857	829,147
Barclays Bank PLC
7.625%, 11/21/22		1,213	1,393,434
Citigroup, Inc.
5.95%, 1/30/23		1,164	1,172,730
Credit Agricole SA
7.875%, 1/23/24 (c)		368	396,980
Credit Suisse Group AG
7.50%, 12/11/23 (c)		305	332,450
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	2,440	3,264,972
6.071%, 6/30/14 (c)	U.S.$	769	769,000
Societe Generale SA
4.196%, 1/26/15	EUR	396	544,531
5.922%, 4/05/17 (c)	U.S.$	230	246,963

			8,950,207

	Principal Amount (000)		U.S. $ Value
Industrial - 0.6%
Capital Goods - 0.1%
Sealed Air Corp.
5.25%, 4/01/23 (c)	U.S.$	672	$687,120

Communications - Media - 0.1%
Sirius XM Radio, Inc.
4.625%, 5/15/23 (c)		844	803,910

Communications - Telecommunications - 0.2%
Sprint Corp.
7.875%, 9/15/23 (c)		810	915,300
T-Mobile USA, Inc.
6.625%, 4/01/23		765	826,200

			1,741,500

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		295	311,963

Consumer Cyclical - Other - 0.0%
MCE Finance Ltd.
5.00%, 2/15/21 (c)		385	383,075

Energy - 0.1%
Cimarex Energy Co.
4.375%, 6/01/24		567	576,922
SM Energy Co.
6.50%, 1/01/23		74	80,290

			657,212

Technology - 0.1%
Numericable Group SA
5.375%, 5/15/22 (c)	EUR	283	406,989

			4,991,769

Utility - 0.3%
Natural Gas - 0.3%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	U.S.$	588	615,930
ONEOK, Inc.
4.25%, 2/01/22		1,321	1,311,796

			1,927,726

Total Corporates - Non-Investment Grades (cost $15,194,655)			15,869,702

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)	U.S.$	586	$617,191

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (c)		1,910	1,999,611

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		1,083	1,135,796

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (c)		1,328	1,532,246

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		1,500	1,704,423

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		1,025	1,064,463

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		2,070	2,157,691

United Arab Emirates - 0.2%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		1,695	1,807,294

Total Quasi-Sovereigns (cost $11,404,078)			12,018,715

MORTGAGE PASS-THROUGHS - 1.3%
Agency Fixed Rate 30-Year - 1.0%
Federal National Mortgage Association
Series 2013
4.00%, 9/01/43		7,134	7,610,447

Agency ARMs - 0.3%
Federal Home Loan Mortgage Corp.
2.375%, 11/01/35 (e)		1,660	1,770,275
2.409%, 5/01/38 (f)		770	818,977

			2,589,252

Total Mortgage Pass-Throughs (cost $10,130,312)			10,199,699

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 1.0%
Brazil - 1.0%
Brazil Notas do Tesouro Nacional
Series NTNF
10.00%, 1/01/17
(cost $7,326,866)	BRL	18,585	$7,984,313

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
GSE Risk Share Floating Rate - 0.6%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.55%, 1/25/24 (e)	U.S.$	928	1,057,914
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.40%, 11/25/23 (e)		1,940	2,155,047
Series 2014-DN1, Class M3
4.65%, 2/25/24 (e)		1,375	1,578,105

			4,791,066

Non-Agency Fixed Rate - 0.2%
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (c)		1,729	1,729,390

Total Collateralized Mortgage Obligations (cost $6,003,856)			6,520,456

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.2%
Morgan Stanley
7.125%		30,000	839,700
State Street Corp.
Series D
5.90%		27,400	715,962

			1,555,662

Insurance - 0.1%
Allstate Corp. (The)
5.10%		41,400	1,038,726

Total Preferred Stocks (cost $2,541,528)			2,594,388

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (c)	U.S.$	971	915,167

	Principal Amount (000)		U.S. $ Value
Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22 (c)	U.S.$	1,445	$1,596,725

Total Governments - Sovereign Bonds (cost $2,394,767)			2,511,892

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (c)		387	414,090

Consumer Non-Cyclical - 0.2%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		760	817,760
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (c)		761	593,580
11.75%, 2/09/22 (c)		560	429,800

			1,841,140

Total Emerging Markets - Corporate Bonds (cost $1,874,871)			2,255,230

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		547	555,669

Ireland - 0.1%
Bank of Ireland
Series MPLE
2.054%, 9/22/15 (e)	CAD	1,060	938,486

Total Governments - Sovereign Agencies (cost $1,478,873)			1,494,155

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.07% (g) (cost $4,795,522)		4,795,522	4,795,522

Total Investments - 135.9% (cost $1,056,802,365) (h)			1,080,567,261
Other assets less liabilities - (35.9)% (i)			(285,207,159)

Net Assets - 100.0%			$795,360,102

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Ultra Long U.S. T- Bond (CBT) Futures	32	September 2014	$4,715,302	$4,809,000	$93,698
Sold Contracts
U.S. Long Bond (CBT) Futures	35	September 2014	4,765,959	4,811,406	(45,447)
U.S. T-Note 2 Yr (CBT) Futures	240	September 2014	52,728,361	52,743,751	(15,390)
U.S. T-Note 5 Yr (CBT) Futures	636	September 2014	76,070,532	76,165,969	(95,437)
U.S. T-Note 10 Yr (CBT) Futures	426	September 2014	53,245,982	53,469,656	(223,674)

					$(286,250)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,962	MYR	12,796	7/25/14	$2,900
BNP Paribas SA	PEN	10,949	USD	3,960	6/16/14	6,946
BNP Paribas SA	USD	3,906	PEN	10,969	6/16/14	54,650
Citibank, NA	PLN	23,592	USD	7,703	7/10/14	(54,848)
Credit Suisse International	EUR	5,177	USD	7,140	6/04/14	82,834
Credit Suisse International	GBP	696	USD	1,181	6/26/14	15,765
Deutsche Bank	MXN	53,276	USD	4,099	6/27/14	(36,724)
Deutsche Bank	USD	4,175	MXN	54,225	6/27/14	34,327
Goldman Sachs Bank USA	USD	870	BRL	1,975	7/02/14	4,577
Goldman Sachs Bank USA	JPY	1,203,787	USD	11,865	7/11/14	36,805
Morgan Stanley & Co., Inc.	USD	7,724	PLN	23,527	7/10/14	12,673
Northern Trust Company	CAD	10,752	USD	9,823	7/11/14	(83,275)
Standard Chartered Bank	USD	3,943	KRW	4,050,838	7/11/14	14,541
State Street Bank & Trust Co.	EUR	287	USD	399	6/04/14	8,263
State Street Bank & Trust Co.	USD	1,662	EUR	1,221	6/04/14	1,559
State Street Bank & Trust Co.	USD	111	EUR	81	7/11/14	4
UBS AG	BRL	20,067	USD	8,823	7/02/14	(61,277)

						$39,720

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series
21, 5 Year Index, 12/20/18*	(5.00)%	2.83%	$15,424	$(1,519,654)	$(522,797)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate ( Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.83%	$6,183	$(609,130)	$(382,427)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.62	23,810	(485,262)	(145,118)

				$(2,614,046)	$(1,050,342)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS(see Note C)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	17,400	1/13/17	3 Month BBSW	3.170%	$129,041
Morgan Stanley & Co., LLC/(CME Group)	NZD	22,770	4/29/17	3 Month BKBM	4.274%	111,115
Morgan Stanley & Co., LLC/(CME Group)		$43,660	5/06/19	3 Month LIBOR	7.751%	398,990
Morgan Stanley & Co., LLC/(CME Group)		4,910	1/14/24	2.980%	3 Month LIBOR	(255,703)
Morgan Stanley & Co., LLC/(CME Group)		4,330	2/14/24	2.889%	3 Month LIBOR	(174,060)
Morgan Stanley & Co., LLC/(CME Group)		6,120	4/28/24	2.817%	3 Month LIBOR	(162,407)
Morgan Stanley & Co., LLC/(CME Group)		4,360	5/06/24	2.736%	3 Month LIBOR	(80,147)
Morgan Stanley & Co., LLC/(CME Group)		3,520	5/29/24	3 Month LIBOR	2.628%	22,227

						$(10,944)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
Societe Generale,
5.25% 3/28/13, 12/20/17*	3.00%	0.57%	EUR	1,400	$174,806	$59,776	$115,030
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00	0.26		$2,140	55,788	(49,741)	105,529
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	1.25		826	(8,432)	(11,285)	2,853
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	1.25		336	(3,434)	(4,596)	1,162
Kohl’s Corporation,
6.25%, 12/15/17, 6/20/19*	1.00	1.25		334	(3,408)	(4,560)	1,152

					$215,320	$(10,406)	$225,726

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,590	1/17/22	2.050%	3 Month LIBOR	$36,436
JPMorgan Chase Bank, NA	8,040	5/17/21	3.268%	3 Month LIBOR	(638,172)
Morgan Stanley Capital Services LLC	5,480	2/21/42	2.813%	3 Month LIBOR	447,747
Morgan Stanley Capital Services LLC	3,990	3/06/42	2.804%	3 Month LIBOR	339,558

					$185,569

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	36,700	7/15/15	1.675%	CPI	#	$186,587
Morgan Stanley Capital Services LLC	10,900	7/15/17	1.955%	CPI	#	44,325

						$230,912

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at May 31, 2014
Bank of America+	0.12%	—	$7,210,152
Barclays	0.12%	6/02/14	16,402,500
Barclays	0.12%	6/03/14	13,885,660
Barclays+	0.10%	—	83,736,759
HSBC	0.08%	8/05/14	12,014,252
HSBC	0.08%	8/06/14	11,483,686
JP Morgan Chase	0.10%	6/11/14	50,043,919
JP Morgan Chase	0.12%	7/10/14	107,076,146
Paribas	0.01%	6/04/14	32,287,083
Paribas	0.11%	7/09/14	11,670,886

			$345,811,042

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2014

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $280,895,150.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $596,958.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $113,955,943 or 14.3% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2014.
(e)	Floating Rate Security. Stated interest rate was in effect at May 31, 2014.
(f)	Variable rate coupon, rate shown as of May 31, 2014.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,274,897 and gross unrealized depreciation of investments was $(4,510,001), resulting in net unrealized appreciation of $23,764,896.
(i)	An amount of U.S. $1,204,500 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$741,427,626		$	– 0	–	$741,427,626
Corporates - Investment Grades		– 0	–	125,325,133			– 0	–	125,325,133
Asset-Backed Securities		– 0	–	85,213,307			4,284,127		89,497,434
Commercial Mortgage-Backed Securities		– 0	–	49,739,044			8,333,952		58,072,996
Corporates - Non-Investment Grades		– 0	–	15,869,702			– 0	–	15,869,702
Quasi-Sovereigns		– 0	–	12,018,715			– 0	–	12,018,715
Mortgage Pass-Throughs		– 0	–	10,199,699			– 0	–	10,199,699
Governments - Treasuries		– 0	–	7,984,313			– 0	–	7,984,313
Collateralized Mortgage Obligations		– 0	–	– 0	–		6,520,456		6,520,456
Preferred Stocks		2,594,388		– 0	–		– 0	–	2,594,388
Governments - Sovereign Bonds		– 0	–	2,511,892			– 0	–	2,511,892
Emerging Markets - Corporate Bonds		– 0	–	2,255,230			– 0	–	2,255,230
Governments - Sovereign Agencies		– 0	–	1,494,155			– 0	–	1,494,155

Investments in Securities:	Level 1		Level 2		Level 3		Total
Short-Term Investments	4,795,522		– 0	–	– 0	–	4,795,522

Total Investments in Securities	7,389,910		1,054,038,816		19,138,535		1,080,567,261
Other Financial Instruments* :
Assets:
Futures	93,698		– 0	–	– 0	–	93,698
Forward Currency Exchange Contracts	– 0	–	275,844		– 0	–	275,844
Centrally Cleared Interest Rate Swaps	– 0	–	661,373		– 0	–	661,373
Credit Default Swaps	– 0	–	225,726		– 0	–	225,726
Interest Rate Swaps	– 0	–	823,741		– 0	–	823,741
Inflation (CPI) Swaps	– 0	–	230,912		– 0	–	230,912
Liabilities:
Futures	(379,948)		– 0	–	– 0	–	(379,948)
Forward Currency Exchange Contracts	– 0	–	(236,124)		– 0	–	(236,124)
Centrally Cleared Credit Default Swaps	– 0	–	(1,050,342)		– 0	–	(1,050,342)
Centrally Cleared Interest Rate Swaps	– 0	–	(672,317)		– 0	–	(672,317)
Interest Rate Swaps	– 0	–	(638,172)		– 0	–	(638,172)

Total +	$7,103,660		$1,053,659,457		$19,138,535		$1,079,901,652

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/13	$7,195,439		$8,578,662		$	– 0	–
Accrued discounts/(premiums)	46		(20,196)			(417)
Realized gain (loss)	97		28,876			– 0	–
Change in unrealized appreciation/depreciation	(5,677)		57,327			516,600
Purchases	1,867,899		1,980,162			6,004,273
Sales	(4,773,677)		(2,290,879)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 5/31/14	$4,284,127		$8,333,952			$6,520,456

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$(2,174)		$82,741			$516,600

	Total

Balance as of 8/31/13	$15,774,101
Accrued discounts/(premiums)	(20,567)
Realized gain (loss)	28,973
Change in unrealized appreciation/depreciation	568,250
Purchases	9,852,334
Sales	(7,064,556)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 5/31/14	$19,138,535

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$597,167

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$4,284,127	Third Party Vendor	Evaluated Quotes	$100.03 – $100.25/ $100.09
Commercial Mortgage-Backed Securities	$8,333,952	Third Party Vendor	Evaluated Quotes	$99.58 – $111.53/$108.27
Collateralized Mortgage Obligations	$6,520,456	Third Party Vendor	Evaluated Quotes	$100.04 – $114.70/ $109.51

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

May 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 71.9%
Industrial - 58.6%
Basic - 6.0%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	355	$396,713
Aleris International, Inc.
7.625%, 2/15/18		519	526,785
7.875%, 11/01/20		230	231,150
ArcelorMittal
6.00%, 3/01/21		249	267,675
6.125%, 6/01/18		1,330	1,458,012
7.25%, 3/01/41		337	353,850
7.50%, 10/15/39		837	906,052
Arch Coal, Inc.
7.25%, 6/15/21		594	423,225
Artsonig Pty Ltd.
11.50%, 4/01/19 (a)		284	281,011
Ashland, Inc.
3.875%, 4/15/18		65	66,788
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		275	301,125
Axiall Corp.
4.875%, 5/15/23 (a)		242	240,185
Commercial Metals Co.
6.50%, 7/15/17		1,016	1,128,395
Emeco Pty Ltd.
9.875%, 3/15/19 (a)		1,042	1,065,445
FMG Resources August 206 Pty Ltd.
6.875%, 4/01/22 (a)		485	511,675
8.25%, 11/01/19 (a)		500	543,750
Hexion US Finance Corp.
6.625%, 4/15/20		721	758,852
Huntsman International LLC
8.625%, 3/15/21		831	926,565
Ineos Finance PLC
7.50%, 5/01/20 (a)		376	410,780
INEOS Finance PLC
8.375%, 2/15/19 (a)		425	466,438
INEOS Group Holdings SA
5.75%, 2/15/19 (a)	EUR	275	387,331
5.875%, 2/15/19 (a)	U.S.$	375	382,031
6.125%, 8/15/18 (a)		345	357,075
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		696	713,400
Kerling PLC
10.625%, 2/01/17 (a)	EUR	255	370,632
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)	U.S.$	897	995,670
Molycorp, Inc.
3.25%, 6/15/16 (b)		667	448,558
10.00%, 6/01/20 (b)		869	779,927

	Principal Amount (000)		U.S. $ Value
Momentive Performance Materials, Inc.
8.875%, 10/15/20 (c)	U.S.$	461	$496,727
Novelis, Inc./GA
8.75%, 12/15/20		509	565,626
Peabody Energy Corp.
6.00%, 11/15/18		1,032	1,075,860
6.25%, 11/15/21 (b)		659	659,000
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20		288	311,760
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		501	524,797
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		400	429,500
11.25%, 10/15/18		120	134,400
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		700	741,300
Steel Dynamics, Inc.
5.25%, 4/15/23		307	313,908
6.125%, 8/15/19		515	560,062
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		500	560,000
TPC Group, Inc.
8.75%, 12/15/20 (a)		622	685,755

			22,757,790

Capital Goods - 5.3%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		328	353,420
Ardagh Packaging Finance PLC
9.125%, 10/15/20 (a)		230	254,725
9.25%, 10/15/20 (a)	EUR	145	218,411
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.375%, 10/15/17 (a)		325	465,259
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (a)	U.S.$	403	377,813
Befesa Zinc SAU Via Zinc Capital SA
8.875%, 5/15/18 (a)	EUR	100	145,175
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is
5.625%, 12/15/16 (a)	U.S.$	575	584,344
6.00%, 6/15/17 (a)		171	174,420
Bombardier, Inc.
6.00%, 10/15/22 (a)		1,135	1,154,862
6.125%, 1/15/23 (a)		975	996,937
7.45%, 5/01/34 (a)		564	564,000
CNH Capital LLC
3.625%, 4/15/18		770	789,250
Graphic Packaging International, Inc.
7.875%, 10/01/18		500	528,750
HD Supply, Inc.

	Principal Amount (000)		U.S. $ Value
7.50%, 7/15/20	U.S.$	1,060	$1,150,100
8.125%, 4/15/19		300	330,750
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		572	637,780
Masco Corp.
7.125%, 3/15/20		650	760,500
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		308	338,800
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		90	91,800
Officine Maccaferri SpA
5.75%, 6/01/21 (a)	EUR	550	762,853
Rexel SA
5.25%, 6/15/20 (a)	U.S.$	502	527,100
6.125%, 12/15/19 (a)		645	690,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.25%, 2/15/21		1,309	1,392,449
9.00%, 4/15/19		1,005	1,065,300
9.875%, 8/15/19		400	440,500
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		1,012	1,086,635
Sealed Air Corp.
6.875%, 7/15/33 (a)		681	701,430
8.125%, 9/15/19 (a)		310	343,325
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		518	581,455
TransDigm, Inc.
6.00%, 7/15/22 (a)		530	533,975
6.50%, 7/15/24 (a)		616	625,240
7.75%, 12/15/18		1,200	1,290,000

			19,957,508

Communications - Media - 6.9%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	555	1,064,019
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (a)	U.S.$	186	190,650
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		785	790,887
5.75%, 1/15/24		660	678,975
CCU Escrow Corp.
10.00%, 1/15/18 (a)		475	453,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		644	637,560
6.375%, 9/15/20 (a)		490	519,400
Clear Channel Communications, Inc.
6.875%, 6/15/18		1,231	1,187,915
9.00%, 12/15/19		390	415,350
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		525	558,469
Series A

	Principal Amount (000)		U.S. $ Value
7.625%, 3/15/20	U.S.$	100	$107,000
Series B
6.50%, 11/15/22		1,475	1,578,250
Crown Media Holdings, Inc.
10.50%, 7/15/19		470	531,688
CSC Holdings LLC
5.25%, 6/01/24 (a)		362	362,000
7.625%, 7/15/18		1,140	1,319,550
DISH DBS Corp.
6.75%, 6/01/21		350	395,938
Gannett Co., Inc.
6.375%, 10/15/23 (a)		710	757,925
Hughes Satellite Systems Corp.
7.625%, 6/15/21		965	1,100,100
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (a)		2,734	2,720,330
7.25%, 10/15/20		1,900	2,052,000
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		350	369,250
Radio One, Inc.
9.25%, 2/15/20 (a)		308	332,640
RR Donnelley & Sons Co.
7.25%, 5/15/18		523	606,680
Sinclair Television Group, Inc.
6.125%, 10/01/22		576	591,840
Sirius XM Radio, Inc.
5.875%, 10/01/20 (a)		381	403,860
6.00%, 7/15/24 (a)		761	781,927
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		745	774,800
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)	EUR	420	614,031
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)	U.S.$	332	367,690
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		580	594,500
6.25%, 1/15/29 (a)	EUR	126	190,674
7.50%, 3/15/19 (a)	U.S.$	402	432,150
Univision Communications, Inc.
5.125%, 5/15/23 (a)		514	528,135
6.75%, 9/15/22 (a)		335	366,825
8.50%, 5/15/21 (a)		650	713,375
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)		550	584,375
Virgin Media Finance PLC
6.375%, 4/15/23 (a)		545	574,975

			26,249,358

Communications - Telecommunications - 6.4%
Altice SA
7.75%, 5/15/22 (a)		1,013	1,064,916

	Principal Amount (000)		U.S. $ Value
CenturyLink, Inc.
Series T
5.80%, 3/15/22	U.S.$	265	$275,600
Series U
7.65%, 3/15/42		680	682,550
Series W
6.75%, 12/01/23		335	365,150
Columbus International, Inc.
7.375%, 3/30/21 (a)		479	507,141
Crown Castle International Corp.
4.875%, 4/15/22		412	425,390
Frontier Communications Corp.
7.625%, 4/15/24		258	268,320
7.875%, 1/15/27		127	129,858
9.00%, 8/15/31		545	579,063
Level 3 Communications, Inc.
8.875%, 6/01/19		169	185,055
Level 3 Financing, Inc.
6.125%, 1/15/21 (a)		642	678,915
7.00%, 6/01/20		800	866,000
Sprint Capital Corp.
6.875%, 11/15/28		3,030	3,105,750
8.75%, 3/15/32		300	347,250
Sprint Communications, Inc.
6.00%, 11/15/22 (b)		785	810,512
9.00%, 11/15/18 (a)		945	1,148,175
Sprint Corp.
7.25%, 9/15/21 (a)		520	575,900
7.875%, 9/15/23 (a)		938	1,059,940
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	350	509,608
T-Mobile USA, Inc.
6.125%, 1/15/22	U.S.$	377	399,620
6.25%, 4/01/21		900	956,250
6.50%, 1/15/24		715	759,688
6.542%, 4/28/20		600	648,000
6.625%, 4/01/23		239	258,120
6.731%, 4/28/22		420	453,600
6.836%, 4/28/23		241	261,485
Telecom Italia Capital SA
6.375%, 11/15/33		1,050	1,081,500
Telecom Italia SpA
5.303%, 5/30/24 (a)		375	375,469
tw telecom holdings, Inc.
6.375%, 9/01/23		729	780,030
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		1,430	1,530,100
7.375%, 4/23/21 (a)		407	421,245
Windstream Corp.
7.50%, 4/01/23		715	759,688
7.875%, 11/01/17		675	777,937
8.125%, 9/01/18		900	947,250

			23,995,075

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.8%
Affinia Group, Inc.
7.75%, 5/01/21	U.S.$	579	$618,082
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		298	319,605
Banque PSA Finance SA
4.375%, 4/04/16 (a)		546	569,205
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		427	439,810
Exide Technologies
8.625%, 2/01/18 (d)		586	339,880
General Motors Financial Co., Inc.
3.25%, 5/15/18		369	374,535
6.75%, 6/01/18		760	865,450
LKQ Corp.
4.75%, 5/15/23		609	595,297
Meritor, Inc.
8.125%, 9/15/15		185	199,338
Rhino Bondco SpA
5.804%, 12/15/19 (a)(e)	EUR	200	274,108
7.25%, 11/15/20 (a)		275	402,981
Schaeffler Finance BV
4.25%, 5/15/18 (a)		217	306,157
Schaeffler Holding Finance BV
6.875%, 8/15/18 (a)(f)		544	783,266
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		384	564,015

			6,651,729

Consumer Cyclical - Entertainment - 0.6%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)	U.S.$	636	685,290
6.125%, 9/15/23 (a)		212	233,730
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (a)		167	167,000
Greektown Holdings LLC
10.75%, 12/01/13 (g)(h)(i)		525	0
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		284	310,270
Regal Entertainment Group
5.75%, 3/15/22		385	397,513
Time, Inc./United States
5.75%, 4/15/22 (a)		429	429,000

			2,222,803

Consumer Cyclical - Other - 2.3%
Boyd Gaming Corp.
9.00%, 7/01/20		870	961,350
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		825	356,813
DR Horton, Inc.
6.50%, 4/15/16		1,180	1,277,350

	Principal Amount (000)		U.S. $ Value
Isle of Capri Casinos, Inc.
7.75%, 3/15/19	U.S.$	545	$580,425
Lennar Corp.
Series B
6.50%, 4/15/16		1,260	1,363,950
M/I Homes, Inc.
8.625%, 11/15/18		790	843,325
Marina District Finance Co., Inc.
9.875%, 8/15/18		370	391,275
Ryland Group, Inc. (The)
6.625%, 5/01/20		335	363,475
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		503	549,527
Standard Pacific Corp.
8.375%, 5/15/18		500	590,000
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		1,025	1,135,700
Wolverine World Wide, Inc.
6.125%, 10/15/20		251	271,080

			8,684,270

Consumer Cyclical - Retailers - 2.4%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		357	398,055
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	669	1,184,454
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	960	1,052,400
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00% (9.00% Cash or 9.75% PIK),
2/15/18 (a)(f)		51	52,276
Cash America International, Inc.
5.75%, 5/15/18		600	615,000
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK),
5/01/19 (a)(f)		566	582,980
CST Brands, Inc.
5.00%, 5/01/23 (b)		1,572	1,568,070
Group 1 Automotive, Inc.
5.00%, 6/01/22 (a)		410	412,050
L Brands, Inc.
8.50%, 6/15/19		820	990,150
Michaels Stores, Inc.
7.75%, 11/01/18		500	528,750
Murphy Oil USA, Inc.
6.00%, 8/15/23 (a)		204	212,160
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK),
10/15/21 (a)(f)		139	153,247
New Look Bondco I PLC
8.375%, 5/14/18 (a)		370	396,825
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	470	822,281
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)(b)	U.S.$	352	307,120

			9,275,818

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 9.8%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18	U.S.$	750	$804,375
Alere, Inc.
6.50%, 6/15/20		62	65,255
8.625%, 10/01/18		739	781,492
Aramark Services, Inc.
5.75%, 3/15/20		244	259,555
Big Heart Pet Brands
7.625%, 2/15/19		350	364,438
Biomet, Inc.
6.50%, 10/01/20		465	499,875
Capsugel Finance Co. SCA
9.875%, 8/01/19 (a)	EUR	500	742,065
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK),
5/15/19 (a) (f)	U.S.$	453	465,457
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	510	901,879
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	850	1,262,958
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (a)	U.S.$	2,726	2,869,115
7.125%, 7/15/20		685	743,225
Constellation Brands, Inc.
7.25%, 5/15/17		790	908,500
Elli Finance UK PLC
8.75%, 6/15/19 (a)	GBP	503	931,235
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	225	230,625
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19 (a)		670	718,575
7.25%, 1/15/22 (a)		255	277,950
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,535	1,442,900
Forest Laboratories, Inc.
5.00%, 12/15/21 (a)		230	251,850
Fresenius Medical Care US Finance, Inc.
6.50%, 9/15/18 (a)		385	435,531
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22 (a)		270	279,450
HCA, Inc.
6.50%, 2/15/20		1,545	1,755,506
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	735	1,063,934
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	U.S.$	1,010	1,076,912
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		995	1,094,500
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,015	1,151,609
Labco SA
8.50%, 1/15/18 (a)	EUR	400	579,339

	Principal Amount (000)		U.S. $ Value
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)	U.S.$	185	$191,938
New Albertsons, Inc.
7.45%, 8/01/29		519	454,125
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		360	390,600
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		900	999,000
Post Holdings, Inc.
6.00%, 12/15/22 (a)		200	201,750
7.375%, 2/15/22		222	240,870
7.375%, 2/15/22 (a)		185	200,725
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	665	1,175,422
R&R Ice Cream PLC
5.50%, 5/15/20 (a)		358	591,078
8.375%, 11/15/17 (a)	EUR	600	869,008
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)	U.S.$	176	188,760
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		660	691,350
5.875%, 8/01/21(a)		220	233,750
6.625%, 8/15/22		410	449,462
Spectrum Brands, Inc.
6.375%, 11/15/20		48	52,020
6.625%, 11/15/22		464	508,080
Tenet Healthcare Corp.
6.875%, 11/15/31		343	322,420
8.00%, 8/01/20		1,040	1,133,600
8.125%, 4/01/22		1,780	2,024,750
United Surgical Partners International, Inc.
9.00%, 4/01/20		382	423,065
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)		800	856,000
6.875%, 12/01/18 (a)		825	868,312
7.00%, 10/01/20 (a)		1,215	1,293,975
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	100	174,325
WellCare Health Plans, Inc.
5.75%, 11/15/20	U.S.$	356	379,140

			36,871,630

Energy - 7.3%
Antero Resources Corp.
5.125%, 12/01/22 (a)		325	333,938
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (a)		1,337	1,450,645
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (d)		410	7,688
Atwood Oceanics, Inc.
6.50%, 2/01/20		700	742,000
Basic Energy Services, Inc.
7.75%, 2/15/19		500	533,750

	Principal Amount (000)		U.S. $ Value
Bill Barrett Corp.
7.625%, 10/01/19	U.S.$	400	$432,000
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		123	131,303
Bristow Group, Inc.
6.25%, 10/15/22		222	239,205
Chaparral Energy, Inc.
7.625%, 11/15/22		495	527,175
CHC Helicopter SA
9.25%, 10/15/20		548	597,429
Chesapeake Energy Corp.
2.50%, 5/15/37		1,225	1,290,078
4.875%, 4/15/22		360	373,050
6.875%, 11/15/20		1,200	1,395,000
Cimarex Energy Co.
4.375%, 6/01/24		425	432,438
CITGO Petroleum Corp.
11.50%, 7/01/17 (a)		891	944,460
Denbury Resources, Inc.
4.625%, 7/15/23		315	303,188
5.50%, 5/01/22		707	728,210
Diamondback Energy, Inc.
7.625%, 10/01/21 (a)		343	373,870
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		412	443,930
9.25%, 12/15/17		800	861,000
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		823	880,610
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		342	357,125
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		543	566,077
Jones Energy Holdings LLC
6.75%, 4/01/22 (a)		264	278,520
Key Energy Services, Inc.
6.75%, 3/01/21		676	706,420
Kodiak Oil & Gas Corp.
5.50%, 2/01/22		380	388,550
Laredo Petroleum, Inc.
7.375%, 5/01/22		575	636,812
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21 (a)		18	18,270
8.00%, 12/01/20		50	53,375
Linn Energy LLC/Linn Energy Finance Corp.
7.25%, 11/01/19 (a)		2,224	2,335,200
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		570	588,525
Oasis Petroleum, Inc.
6.875%, 3/15/22 (a)		889	966,787
Offshore Group Investment Ltd.
7.50%, 11/01/19		483	507,150
Pacific Drilling SA
5.375%, 6/01/20 (a)		936	917,280

	Principal Amount (000)		U.S. $ Value
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	348	$372,360
PHI, Inc.
5.25%, 3/15/19 (a)		455	462,962
Precision Drilling Corp.
6.50%, 12/15/21		299	323,668
QEP Resources, Inc.
5.375%, 10/01/22 (b)		1,080	1,093,500
Rosetta Resources, Inc.
5.875%, 6/01/24		426	433,455
Sanchez Energy Corp.
7.75%, 6/15/21 (a)		430	460,100
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		1,034	1,132,230
SM Energy Co.
6.50%, 1/01/23		37	40,145
Tervita Corp.
8.00%, 11/15/18 (a)		631	648,352
10.875%, 2/15/18 (a)		375	367,500
W&T Offshore, Inc.
8.50%, 6/15/19		550	595,375
Whiting Petroleum Corp.
5.00%, 3/15/19		299	315,071

			27,585,776

Other Industrial - 2.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		1,010	1,068,075
B456 Systems, Inc.
3.75%, 4/15/16 (h)(i)		270	44,550
Belden, Inc.
5.50%, 4/15/23 (a)	EUR	425	602,512
General Cable Corp.
4.50%, 11/15/29	U.S.$	185	184,538
6.50%, 10/01/22 (a)		387	389,419
Interline Brands, Inc.
10.00%, 11/15/18 (f)		590	637,200
Laureate Education, Inc.
9.25%, 9/01/19 (a)		889	933,450
Modular Space Corp.
10.25%, 1/31/19 (a)		487	506,480
NANA Development Corp.
9.50%, 3/15/19 (a)		1,156	1,161,780
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		537	510,150
13.00% (5.00% Cash and 8.00% PIK),
3/15/18 (f)		364	409,500
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		452	479,120
Trionista Holdco GmbH
5.00%, 4/30/20 (a)(b)	EUR	413	588,507
Trionista TopCo GmbH
6.875%, 4/30/21 (a)		253	373,998

	Principal Amount (000)		U.S. $ Value
Xella Holdco Finance SA
9.125% (9.125% Cash or 9.875% PIK),
9/15/18 (a)(f)		820	$1,204,411

			9,093,690

Services - 1.6%
ADT Corp. (The)
4.125%, 4/15/19	U.S.$	446	446,000
6.25%, 10/15/21 (b)		270	284,175
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	241	356,443
8.00%, 1/15/21 (a)		270	408,536
Gtech SpA
8.25%, 3/31/66 (a)		730	1,077,693
Manutencoop Facility Management SpA
8.50%, 8/01/20 (a)		375	555,879
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	309	341,445
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		508	565,810
ServiceMaster Co. (The)
7.00%, 8/15/20		29	30,595
8.00%, 2/15/20		342	368,078
Travelport LLC
10.875%, 9/01/16 (a)	EUR	150	206,517
Travelport LLC/Travelport Holdings, Inc.
13.875% (11.375% Cash and 2.5% PIK),
3/01/16 (a)(f)	U.S.$	391	403,023
West Corp.
7.875%, 1/15/19		880	935,000

			5,979,194

Technology - 5.3%
Alcatel-Lucent USA, Inc.
6.75%, 11/15/20 (a)		228	242,250
8.875%, 1/01/20 (a)		651	732,375
Audatex North America, Inc.
6.00%, 6/15/21 (a)		193	205,545
6.125%, 11/01/23 (a)		154	164,973
Avaya, Inc.
7.00%, 4/01/19 (a)		102	100,980
10.50%, 3/01/21 (a)		1,255	1,135,775
Blackboard, Inc.
7.75%, 11/15/19 (a)		334	350,700
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		459	483,098
Brightstar Corp.
9.50%, 12/01/16 (a)		883	954,744
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		436	466,520
8.50%, 4/01/19		1,049	1,142,099
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		840	968,100
Ceridian LLC
8.875%, 7/15/19 (a)		456	514,140

	Principal Amount (000)		U.S. $ Value
Ceridian LLC/Comdata, Inc.
8.125%, 11/15/17 (a)	U.S.$	281	$283,810
CommScope, Inc.
5.50%, 6/15/24 (a)		181	181,905
8.25%, 1/15/19 (a)		557	604,902
First Data Corp.
6.75%, 11/01/20 (a)		652	700,900
7.375%, 6/15/19 (a)		1,825	1,957,312
8.25%, 1/15/21 (a)		355	385,175
11.75%, 8/15/21		450	499,500
12.625%, 1/15/21		492	591,630
First Data Holdings, Inc.
14.50%, 9/24/19 (a)(f)		155	155,597
Goodman Networks, Inc.
12.375%, 7/01/18 (a)		775	854,437
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK),
5/01/21 (a)(f)		319	325,380
Infor US, Inc.
9.375%, 4/01/19		318	355,763
10.00%, 4/01/19	EUR	251	386,630
InterXion Holding NV
6.00%, 7/15/20 (a)		373	544,270
Iron Mountain, Inc.
5.75%, 8/15/24	U.S.$	533	533,000
MMI International Ltd.
8.00%, 3/01/17 (a)		475	486,281
Numericable Group SA
6.00%, 5/15/22 (a)		1,185	1,229,437
6.25%, 5/15/24 (a)		583	609,964
Sensata Technologies BV
6.50%, 5/15/19 (a)		800	854,000
SunGard Data Systems, Inc.
7.625%, 11/15/20		800	877,000

			19,878,192

Transportation - Airlines - 0.1%
Air Canada
8.75%, 4/01/20 (a)		292	319,068

Transportation - Services - 0.4%
CEVA Group PLC
9.00%, 9/01/21 (a)		150	153,750
Hertz Corp. (The)
5.875%, 10/15/20		360	380,700
6.75%, 4/15/19		811	866,756
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		200	212,000

			1,613,206

			221,135,107

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 8.3%
Banking - 3.3%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	980	$1,357,595
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	501	623,745
Bank of America Corp.
Series U
5.20%, 6/01/23		625	604,687
Barclays Bank PLC
7.625%, 11/21/22		200	229,750
7.75%, 4/10/23		719	805,280
BBVA International Preferred SA
Unipersonal
3.798%, 9/22/15	EUR	79	106,397
BBVA International Preferred SAU
4.952%, 9/20/16 (a)		550	746,359
Commerzbank AG
8.125%, 9/19/23 (a)	U.S.$	342	409,147
Countrywide Capital III
Series B
8.05%, 6/15/27		600	752,073
Credit Agricole SA
7.875%, 1/23/24 (a)		237	255,664
Credit Suisse Group AG
7.50%, 12/11/23 (a)		407	443,630
Equiniti Newco 2 PLC
7.125%, 12/15/18 (a)	GBP	320	565,885
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	217	290,368
6.071%, 6/30/14 (a)	U.S.$	665	665,000
HT1 Funding GmbH
6.352%, 6/30/17	EUR	825	1,189,263
Intesa Sanpaolo SpA
9.50%, 6/01/16 (a)		350	529,942
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	148	163,096
Lloyds Banking Group PLC
7.50%, 6/27/24		234	250,673
Macquarie Capital Funding LP
6.177%, 4/15/20	GBP	350	568,336
RBS Capital Trust C
4.243%, 1/12/16	EUR	700	942,277
Societe Generale SA
5.922%, 4/05/17 (a)	U.S.$	432	463,860
7.875%, 12/18/23 (a)(b)		321	337,852
Zions Bancorporation
5.80%, 6/15/23		350	330,750

			12,631,629

Brokerage - 0.5%
E*Trade Financial Corp.
6.375%, 11/15/19		496	538,780
6.75%, 6/01/16		329	356,554

	Principal Amount (000)		U.S. $ Value
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (i)	U.S.$	5,500	$1,010,625

			1,905,959

Finance - 2.9%
AerCap Aviation Solutions BV
6.375%, 5/30/17		300	330,000
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		133	139,718
CIT Group, Inc.
5.25%, 3/15/18		1,400	1,503,250
Creditcorp
12.00%, 7/15/18 (a)		355	365,650
Enova International, Inc.
9.75%, 6/01/21 (a)		190	187,387
International Lease Finance Corp.
5.875%, 4/01/19		1,200	1,311,000
8.25%, 12/15/20		635	769,144
8.75%, 3/15/17		433	506,069
8.875%, 9/01/17		687	817,530
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		720	779,400
SLM Corp.
4.625%, 9/25/17		470	492,912
4.875%, 6/17/19		965	989,125
5.625%, 8/01/33		222	193,140
7.25%, 1/25/22		37	40,885
8.00%, 3/25/20		1,255	1,449,525
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		832	884,000

			10,758,735

Insurance - 0.6%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		564	610,530
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		820	970,675
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (a)		365	391,462
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		410	483,800

			2,456,467

Other Finance - 1.0%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		146	116,800
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		585	497,250
FTI Consulting, Inc.
6.75%, 10/01/20		500	533,750
Gardner Denver, Inc.
6.875%, 8/15/21 (a)(b)		539	561,907

	Principal Amount (000)		U.S. $ Value
Harbinger Group, Inc.
7.75%, 1/15/22	U.S.$	180	$182,025
7.875%, 7/15/19		431	470,868
iPayment Holdings, Inc.
15.00% (7.50% Cash and 7.50% PIK),
11/15/18 (f)		3	1,068
iPayment, Inc.
10.25%, 5/15/18		984	733,080
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		519	524,190

			3,620,938

			31,373,728

Utility - 5.0%
Electric - 2.8%
AES Corp./VA
4.875%, 5/15/23		382	374,360
7.375%, 7/01/21		489	562,350
8.00%, 10/15/17		75	87,938
Calpine Corp.
5.875%, 1/15/24 (a)		400	419,000
6.00%, 1/15/22 (a)		491	526,598
Enel SpA
8.75%, 9/24/73 (a)		386	450,655
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
6.875%, 8/15/17 (a)(c)		994	1,023,820
10.00%, 12/01/20 (c)		792	840,510
10.25%, 12/01/20 (a)(c)		694	737,375
FirstEnergy Corp.
Series A
2.75%, 3/15/18		355	359,107
Series C
7.375%, 11/15/31		322	379,024
GenOn Energy, Inc.
7.875%, 6/15/17		840	890,400
9.50%, 10/15/18		721	782,285
NRG Energy, Inc.
7.875%, 5/15/21		901	1,002,362
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		375	377,344
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	300	458,018
Techem GmbH
6.125%, 10/01/19 (a)		300	442,683
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)(c)	U.S.$	761	675,387

			10,389,216

	Principal Amount (000)		U.S. $ Value
Natural Gas – 2.2%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	U.S.$	414	$433,665
El Paso LLC
Series G
7.75%, 1/15/32		360	392,400
7.80%, 8/01/31		589	637,592
Energy Transfer Equity LP
5.875%, 1/15/24 (a)		406	420,210
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)		185	187,313
7.25%, 10/01/20 (a)		747	816,097
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		1,765	1,875,335
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		571	543,878
5.50%, 4/15/23		387	395,708
Sabine Pass Liquefaction LLC
5.625%, 2/01/21		1,000	1,047,500
5.75%, 5/15/24 (a)		906	930,915
6.25%, 3/15/22 (a)		565	606,669

			8,287,282

			18,676,498

Total Corporates - Non-Investment Grades (cost $254,972,428)			271,185,333

CORPORATES - INVESTMENT GRADES - 6.1%
Financial Institutions - 4.6%
Banking - 3.1%
Baggot Securities Ltd.
10.24%, 12/29/49 (a)	EUR	169	251,797
Barclays Bank PLC
5.926%, 12/15/16 (a)	U.S.$	162	175,568
7.434%, 12/15/17 (a)		540	621,000
BNP Paribas SA
5.186%, 6/29/15 (a)		957	979,729
BPCE SA
5.70%, 10/22/23 (a)		202	218,424
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)		410	451,410
8.40%, 6/29/17 (a)		330	372,900
Credit Agricole SA
7.589%, 1/30/20	GBP	450	831,453
Credit Suisse AG
6.50%, 8/08/23 (a)	U.S.$	475	528,471
Danske Bank A/S
5.684%, 2/15/17	GBP	330	579,420
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30-12/29/49 (a)	U.S.$	674	998,783
JPMorgan Chase & Co.

	Principal Amount (000)		U.S. $ Value
Series Q
5.15%, 5/01/23	U.S.$	473	$451,715
Series R
6.00%, 8/01/23		336	339,780
Series S
6.75%, 2/01/24		209	224,153
Nationwide Building Society
6.00%, 12/15/16	GBP	839	1,474,889
Santander Bank NA
8.75%, 5/30/18	U.S.$	360	438,802
Standard Chartered PLC
5.20%, 1/26/24 (a)		549	584,197
UBS AG/Jersey
7.25%, 2/22/22 (a)		657	722,700
UBS AG/Stamford CT
7.625%, 8/17/22		650	780,701
Wells Fargo & Co.
Series S
5.90%, 6/15/24		370	388,500
Zions Bancorporation
5.65%, 11/15/23		145	154,567

			11,568,959

Finance - 0.3%
General Electric Capital Corp.
Series A
7.125%, 6/15/22		800	944,000
HSBC Finance Capital Trust IX
5.911%, 11/30/35		200	208,200

			1,152,200

Insurance - 0.7%
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		750	922,500
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		489	587,044
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		325	507,768
Prudential Financial, Inc.
5.625%, 6/15/43		756	795,690

			2,813,002

REITS - 0.5%
EPR Properties
7.75%, 7/15/20		842	1,010,323
Senior Housing Properties Trust
6.75%, 12/15/21		600	700,355

			1,710,678

			17,244,839

Industrial - 1.2%
Basic - 0.7%
Braskem Finance Ltd.
6.45%, 2/03/24		247	261,820

	Principal Amount (000)		U.S. $ Value
Minsur SA
6.25%, 2/07/24 (a)	U.S.$	185	$197,167
Plains Exploration & Production Co.
6.50%, 11/15/20		344	381,840
6.75%, 2/01/22		1,485	1,666,912

			2,507,739

Communications - Media - 0.0%
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		85	91,800

Communications - Telecommunications - 0.3%
Oi SA
5.75%, 2/10/22 (a)		210	206,306
Qwest Corp.
6.875%, 9/15/33		720	725,726
Telemar Norte Leste SA
5.50%, 10/23/20 (a)		210	210,525

			1,142,557

Consumer Cyclical - Automotive - 0.0%
Delphi Corp.
5.00%, 2/15/23		140	149,625

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		94	104,810

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)		258	255,098

Energy - 0.1%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15		506	506,583

			4,758,212

Utility - 0.2%
Natural Gas - 0.2%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		350	381,827
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		420	474,600

			856,427

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
OCP SA
5.625%, 4/25/24 (a)		232	241,287

Total Corporates - Investment Grades (cost $21,150,368)			23,100,765

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 4.0%
Industrial - 3.9%
Basic - 0.3%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/28/19 (e)	U.S.$	596	$594,960
Unifrax Holding Co.
5.25%, 11/28/18 (e)	EUR	245	333,165

			928,125

Capital Goods - 0.2%
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (e)	U.S.$	516	513,033
NewPage Corporation
9.50%, 2/11/21 (e)		380	378,480

			891,513

Communications - Media - 0.1%
TWCC Holding Corp.
7.00%, 6/26/20 (e)		525	519,529

Consumer Cyclical - Automotive - 0.8%
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (e)		335	334,303
Exide Technologies
9.00%, 10/09/14		1,492	1,499,518
Navistar, Inc.
5.75%, 8/17/17 (e)		420	426,955
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (e)		770	773,851

			3,034,627

Consumer Cyclical - Entertainment - 0.4%
Alpha Topco Limited
4.50%, 4/30/19 (e)		990	991,515
Station Casinos LLC
4.25%, 3/02/20 (e)		360	360,002

			1,351,517

Consumer Cyclical - Other - 0.5%
CityCenter Holdings, LLC
5.00%, 10/16/20 (e)		998	1,003,944
LA Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (e)		220	220,055
New HB Acquisition, LLC
6.75%, 4/09/20 (e)		560	581,353

			1,805,352

Consumer Cyclical - Retailers - 0.1%
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (e)		493	494,863

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.5%
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (e)	U.S.$	800	$806,000
Grifols Worldwide Operations Limited
3.15%, 2/27/21 (e)		200	199,016
Pharmedium Healthcare Corporation
7.75%, 1/28/22 (e)		780	784,875

			1,789,891

Other Industrial - 0.5%
Accudyne Industries Borrower
S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (e)		266	265,218
Atkore International, Inc.
7.75%, 10/09/21		490	491,225
Gardner Denver, Inc.
4.25%, 7/30/20 (e)		299	298,160
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (e)		210	210,578
Veyance Technologies, Inc.
5.25%, 9/08/17 (e)		644	645,514

			1,910,695

Services - 0.2%
Travelport LLC (fka Travelport, Inc.)
9.50%, 1/31/16 (e)		736	756,314

Technology - 0.3%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (e)		451	444,344
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (e)		654	614,408

			1,058,752

			14,541,178

Financial Institutions - 0.1%
Finance - 0.1%
Delos Finance S.Ã r.l.
3.50%, 3/06/21 (e)		570	569,145

Total Bank Loans (cost $14,983,404)			15,110,323

	Shares
PREFERRED STOCKS - 3.2%
Financial Institutions - 2.9%
Banking - 2.1%
Citigroup, Inc.
Series K
6.875%		23,100	618,387

Company	Shares	U.S. $ Value
GMAC Capital Trust I
8.125%	37,000	$1,003,440
Goldman Sachs Group, Inc. (The)
Series J
5.50%	56,800	1,364,336
Morgan Stanley
6.875%	59,700	1,632,795
Royal Bank of Scotland Group PLC
Series M
6.40%	45,000	1,093,050
State Street Corp.
Series D
5.90%	15,875	414,814
US Bancorp/MN
Series F
6.50%	35,000	1,013,250
Wells Fargo & Co.
5.85%	2,300	59,846
6.625%	28,225	798,485

		7,998,403

REITS - 0.8%
Apartment Investment & Management Co.
6.875%	15,000	382,500
DDR Corp.
Series K
6.25%	1,000	23,760
Health Care REIT, Inc.
Series J
6.50%	16,775	434,808
Kilroy Realty Corp.
Series G
6.875%	7,525	194,070
Series H
6.375%	1,000	24,210
Kimco Realty Corp.
Series I
6.00%	9,925	248,026
Series K
5.625%	5,125	119,361
National Retail Properties, Inc.
Series D
6.625%	7,000	179,130
Series E
5.70%	16,350	380,137
Public Storage
Series W
5.20%	5,400	121,500
Series X
5.20%	1,000	22,720
Sovereign Real Estate Investment Trust
12.00% (a)	624	831,198

Company	Shares	U.S. $ Value
Vornado Realty Trust
Series K
5.70%	3,875	$91,838

		3,053,258

		11,051,661

Industrial - 0.2%
Basic - 0.1%
ArcelorMittal
6.00%	24,350	565,651

Consumer Cyclical - Other - 0.1%
Hovnanian Enterprises, Inc.
7.625%	20,250	273,780

		839,431

Utility - 0.1%
Electric - 0.1%
SCE Trust III
5.75%	5,525	148,788

Total Preferred Stocks (cost $11,239,502)		12,039,880

EMERGING MARKETS - CORPORATE BONDS - 3.1%
Industrial - 2.7%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)	700	637,000
Sappi Papier Holding GmbH
6.625%, 4/15/21 (a)	370	388,500
8.375%, 6/15/19 (a)	350	386,750
Vedanta Resources PLC
6.00%, 1/31/19 (a)	400	413,470

		1,825,720

Capital Goods - 0.2%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)	335	386,255
Cemex SAB de CV
7.25%, 1/15/21 (a)	370	400,493

		786,748

Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (a)	380	406,600
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)	158	177,552

		584,152

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	730	$776,537

Consumer Non-Cyclical - 1.5%
Arcelik AS
5.00%, 4/03/23 (a)		498	479,325
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		570	543,175
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		997	1,051,835
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		240	258,240
Minerva Luxembourg SA
7.75%, 1/31/23 (a) (b)		925	975,875
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		775	722,688
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a) (b)		850	822,375
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)		930	725,400

			5,578,913

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		283	298,989
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		465	501,619

			800,608

			10,352,678

Financial Institutions - 0.2%
Banking - 0.2%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		619	615,905

Utility - 0.2%
Electric - 0.2%
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)		560	567,000

Total Emerging Markets - Corporate Bonds (cost $11,473,025)			11,535,583

	Shares
COMMON STOCKS - 2.7%
ADT Corp. (The)		12,040	387,688
Air Canada - Class A (i)		13,891	113,378
Beazer Homes USA, Inc. (i)		15,684	306,936
Community Health Systems, Inc. (i)		10,320	431,066
Crown Castle International Corp. (i)		9,194	705,456

Company	Shares		U.S. $ Value
Forest Oil Corp. (i)		104,615	$257,353
General Motors Co.		11,290	390,408
Isle of Capri Casinos, Inc. (i)		29,767	203,011
Keystone Automotive Operations Escrow (g)(h)		61,065	244,355
Las Vegas Sands Corp.		8,388	641,850
LifePoint Hospitals, Inc. (i)		13,469	824,842
LyondellBasell Industries NV - Class A		6,076	604,987
Mt. Logan Re Ltd. (Preference Shares) (i)(j) ^		1,900	2,075,981
Neenah Enterprises, Inc. (g)(h)(i)		58,199	274,699
Nortek, Inc. (i)		8,380	704,088
Orbitz Worldwide, Inc. (i)		69,680	517,722
Salix Pharmaceuticals Ltd. (i)		3,856	439,892
SBA Communications Corp. - Class A (i)		9,819	996,629
Travelport LLC (i)		133,016	225,063

Total Common Stocks (cost $8,642,700)			10,345,404

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 2.7%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional Series NTNF
10.00%, 1/01/17	BRL	2,360	1,013,881

Canada - 0.3%
Canadian Government Bond
2.00%, 6/01/16	CAD	550	516,776
2.75%, 6/01/22		855	832,093

			1,348,869

United Kingdom - 0.8%
United Kingdom Gilt
2.00%, 1/22/16 (a)	GBP	1,725	2,954,360

United States - 1.3%
U.S. Treasury Bonds
3.125%, 11/15/41	U.S.$	1,755	1,708,658
U.S. Treasury Notes
1.00%, 8/31/16 (k)		1,000	1,011,953
2.625%, 11/15/20 (k)		2,125	2,217,803

			4,938,414

Total Governments - Treasuries (cost $10,100,753)			10,255,524

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Non-Agency Fixed Rate - 0.8%
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		332	292,081
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31

	Principal Amount (000)		U.S. $ Value
3.566%, 9/25/35	U.S.$	1,470	$1,238,871
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		964	809,497
Series 2006-QS2, Class 1A9
5.50%, 2/25/36		976	796,340

			3,136,789

Non-Agency Floating Rate - 0.8%
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.37%, 6/25/37 (e)		545	462,579
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.371%, 7/19/47 (e)		792	688,201
Lehman XS Trust
Series 2007-4N, Class 3A2A
0.874%, 3/25/47 (e)		267	231,877
Residential Accredit Loans, Inc.
Series 2007-QH6, Class A1
0.34%, 7/25/37 (e)		1,486	1,243,503
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.624%, 8/25/47 (e)		560	500,089

			3,126,249

GSE Risk Share Floating Rate - 0.4%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.55%, 1/25/24 (e)		333	379,011
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.40%, 11/25/23 (e)		380	422,122
Series 2014-DN1, Class M3
4.65%, 2/25/24 (e)		400	459,085

			1,260,218

Total Collateralized Mortgage Obligations (cost $6,911,552)			7,523,256

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Non-Agency Fixed Rate CMBS - 1.2%
Bear Stearns Commercial Mortgage
Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		167	175,267
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.567%, 4/10/38		1,000	1,026,071
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,565	1,604,969
Series 2007-C1, Class AJ
5.484%, 2/15/40		1,380	1,441,414

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	U.S.$	315	$319,688

Total Commercial Mortgage-Backed Securities (cost $4,249,404)			4,567,409

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans-Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		737	731,662
Lehman XS Trust
Series 2007-6, Class 3A5
5.235%, 5/25/37		1,109	1,174,731

			1,906,393

Home Equity Loans-Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (e)		1,296	778,965

Total Asset-Backed Securities (cost $2,146,017)			2,685,358

LOCAL GOVERNMENTS-MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		165	134,774
California GO
7.60%, 11/01/40		325	482,085
7.95%, 3/01/36		700	856,079
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		310	238,759
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		565	442,344
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		220	156,158

Total Local Governments-Municipal Bonds (cost $1,942,809)			2,310,199

GOVERNMENTS-SOVEREIGN BONDS - 0.5%
Bahrain - 0.1%
Bahrain Government International Bond
6.125%, 8/01/23 (a)		460	524,685

Hungary - 0.4%
Hungary Government International Bond 6.375%, 3/29/21		1,130	1,285,375

Total Governments-Sovereign Bonds (cost $1,579,682)			1,810,060

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS-SOVEREIGNS - 0.3%
Argentina - 0.2%
Argentina Boden Bonds
7.00%, 10/03/15	U.S.$	626	$599,612

Serbia - 0.1%
Republic of Serbia
4.875%, 2/25/20 (a)		578	592,626

Total Emerging Markets-Sovereigns (cost $1,098,975)			1,192,238

GOVERNMENTS-SOVEREIGN AGENCIES - 0.3%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		159	161,520

Ireland - 0.2%
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	304	459,981
Series MPLE
2.054%, 9/22/15 (e)	CAD	370	327,585

			787,566

Total Governments-Sovereign Agencies (cost $923,155)			949,086

	Contracts
OPTIONS PURCHASED-CALLS - 0.1%
Options on Equities - 0.1%
Goodyear Tire & Rubber Co. (The)
Expiration: Jan 2015, Exercise Price: $ 20.00 (i)(l)		320	222,400
Salix Pharmaceuticals Ltd.
Expiration: Jul 2014, Exercise Price: $ 115.00 (i) (l)		63	46,305

			268,705

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jun 2014, Exercise Price: $ 192.00 (i) (l)		239	46,844

Total Options Purchased-Calls (premiums received $156,841)			315,549

	Notional Amount (000)
OPTIONS PURCHASED-PUTS - 0.1%
Swaptions - 0.1%
CDX-NAHY.22 RTP Deutsche Bank AG (Buy Protection)
Expiration: Jun 2014, Exercise Rate: 104.00% (i)		18,799	7,757

	Notional Amount (000)	U.S. $ Value
CDX-NAHY.22 RTP Deutsche Bank AG (Buy Protection)
Expiration: Sep 2014, Exercise Rate: 105.00% (i)	18,809	$196,709
iTraxx-Crossover Series 21 RTP JPMorgan Chase Bank, NA (Buy Protection)
Expiration: Jun 2014, Exercise Rate: 425.00% (i)	6,724	88
iTraxx-Crossover Series 21 RTP JPMorgan Chase Bank, NA (Buy Protection)
Expiration: Jun 2014, Exercise Rate: 325.00% (i)	6,724	2,247

		206,801

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jun 2014, Exercise Price: $ 168.00 (i)(l)	814	3,256
SPDR S&P 500 ETF Trust
Expiration: Jul 2014, Exercise Price: $ 165.00 (i)(l)	300	3,600
SPDR S&P 500 ETF Trust
Expiration: Jul 2014, Exercise Price: $ 174.00 (i)(l)	300	9,000

		15,856

Total Options Purchased - Puts (premiums received $496,987)		222,657

	Shares
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18 (h)(i)	12,643	253
iPayment Holdings, Inc., expiring 11/15/18 (g)(h)(i)	272	0
Talon Equity Co. NV, expiring 11/24/15 (g)(h)(i)	671	0

Total Warrants (cost $0)		253

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (m) (cost $7,296,260)	7,296,260	7,296,260

Total Investments - 101.4% (cost $359,363,862) (n)		$382,445,137
Other assets less liabilities - (1.4)% (o)		(5,284,497)

Net Assets - 100.0%		$377,160,640

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	29	June 2014	$1,188,364	$1,280,816	$92,452
Sold Contracts
S&P 500 E Mini Index Futures	11	June 2014	1,038,930	1,056,825	(17,895)
U.S. T-Note 10 Yr (CBT) Futures	74	September 2014	9,249,315	9,288,156	(38,841)

					$35,716

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	952	IDR	11,036,189	6/11/14	$(8,979)
BNP Paribas SA	USD	945	PEN	2,653	6/16/14	13,216
BNP Paribas SA	CAD	4,100	USD	3,745	7/11/14	(32,380)
Credit Suisse International	EUR	19,876	USD	27,411	6/04/14	318,003
Deutsche Bank AG	GBP	9,015	USD	15,310	6/26/14	201,567
Deutsche Bank AG	USD	844	BRL	1,899	7/02/14	(2,768)
Goldman Sachs Bank USA	BRL	75	USD	33	7/02/14	(247)
Royal Bank of Scotland PLC	JPY	189,917	USD	1,872	7/11/14	5,622
State Street Bank & Trust Co.	EUR	227	USD	314	6/04/14	4,556
State Street Bank & Trust Co.	USD	4	NZD	4	6/20/14	(65)
State Street Bank & Trust Co.	USD	1,898	MXN	24,768	6/27/14	24,607
State Street Bank & Trust Co.	USD	1,054	TRY	2,206	6/30/14	(8,979)
State Street Bank & Trust Co.	USD	1,001	ZAR	10,417	6/30/14	(21,158)
State Street Bank & Trust Co.	USD	940	SEK	6,198	7/15/14	(14,183)
UBS AG	GBP	359	USD	606	6/26/14	3,786

						$482,598

CALL OPTIONS WRITTEN

Description	Contracts (000)	Exercise Price	Expiration Date	Premiums Received	U.S. $ Value
Goodyear Tire & Rubber Co. (l)	107	$17.00	January 2015	$43,865	$(102,185)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY
Series 22, 5 Year Index	Deutsche Bank AG	Sell	101.00%	6/19/14	$37,535	$117,297	$(2,208)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 22, 5 Year Index	Deutsche Bank AG	Sell	102.00%	9/17/14	$37,617	$285,889	$(180,264)
iTraxx-Crossover Series 21, 5 Year Index	JPMorgan Chase Bank, NA	Sell	375.00	6/18/14	13,449	31,589	(687)
iTraxx-Crossover Series 21, 5 Year Index	JPMorgan Chase Bank, NA	Sell	250.00	6/18/14	8,585	16,607	(34,944)

						$451,382	$(218,103)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.46%	$10,549	$(1,105,004)	$(417,750)
CDX-NAHY Series 21, 5 Year Index, 12/20/2018*	(5.00)	2.83	7,623	(751,048)	(247,379)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.46	5,980	140,394	92,749

				$(1,715,658)	$(572,380)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-EM Series 20, 5 Year Index, 12/20/18*	(5.00)%	2.39%	$10,640	$(1,256,101)	$(1,008,144)	$(247,957)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)	2.46	1,594	(166,954)	(38,324)	(128,630)
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/2018, 3/20/17*	(5.00)	1.76	1,085	(105,757)	(88,021)	(17,736)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)%	2.59%	$1,018	$(75,735)	$(59,026)	$(16,709)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/2017*	(5.00)	1.51	1,132	(129,900)	(115,597)	(14,303)
Citibank, NA:
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	1.28	568	(62,851)	(56,990)	(5,861)
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	1.28	572	(63,294)	(55,582)	(7,712)
CDX-NAHY Series 18, 5 Year Index, 6/20/17*	(5.00)	1.97	3,920	(387,023)	(17,244)	(369,779)
United States Steel Corp., 6.65%, 6/01/37, 3/20/17*	(5.00)	1.93	1,052	(94,421)	(79,466)	(14,955)
Credit Suisse International:
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	3.03	57	(5,145)	(3,449)	(1,696)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	3.03	113	(10,199)	(6,604)	(3,595)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	3.03	160	(14,441)	(7,542)	(6,899)
The Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)	0.48	570	(9,037)	(2,039)	(6,998)
Deutsche Bank AG:
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	9.18	56	7,434	6,352	1,082

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA:
CDX-NAIG Series 18, 5 Year Index, 6/20/17*	(1.00)%	0.31%	$16,500	$(381,956)	$60,228	$(442,184)
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	1.40	1,130	(120,989)	(102,069)	(18,920)
The Jones Group Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	3.06	1,050	(60,692)	(85,406)	24,714
Goldman Sachs International:
Dell Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	1.38	1,027	11,363	22,881	(11,518)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	2.19	1,058	(89,182)	(74,295)	(14,887)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/17*	(1.00)	0.55	1,140	(14,928)	(5,964)	(8,964)
JPMorgan Chase Bank, NA:
CDX-NAIG Series 17, 5 Year Index, 12/20/16*	(1.00)	0.25	8,300	(177,431)	79,788	(257,219)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)	1.45	203	(10,770)	8,512	(19,282)
AK Steel Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)	1.45	1,161	(61,441)	64,208	(125,649)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	0.46	6,840	(160,585)	(77,264)	(83,321)
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	9.18	64	8,364	7,147	1,217

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Cooper Tire & Rubber Co., 7.625%, 3/15/27, 9/20/18*	(5.00)%	1.98%	$108	$(14,324)	$(3,544)	(10,780)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.62	EUR 403	(63,190)	(40,053)	(23,137)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.62	427	(66,954)	(37,724)	(29,230)
UBS AG:
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.84	$140	(13,292)	4,106	(17,398)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.84	224	(21,268)	6,565	(27,833)
Sale Contracts
Bank of America, NA:
Sanmina-SCI Corp., 8.125%, 3/1/16, 6/20/17*	5.00	1.08	640	82,403	(22,197)	104,600
Barclays Bank PLC:
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	1.64	132	18,707	1,763	16,944
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	1.64	118	16,723	1,576	15,147
Beazer Homes USA, Inc., 9.125%, 6/15/2018, 3/20/19*	5.00	3.58	739	51,911	37,567	14,344
CCO Holdings, LLC, 7.25%, 10/30/17, 6/20/19*	5.00	2.60	582	70,808	66,117	4,691
Dish DBS Corp., 6.75%, 6/01/21, 6/20/19*	5.00	1.84	886	141,793	133,149	8,644
Dish DBS Corp., 6.75%, 6/01/21, 6/20/19*	5.00	1.84	1,717	274,793	267,079	7,714

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Dish DBS Corp., 6.75%, 6/01/21, 6/20/19*	5.00%	1.84%	$1,717	$274,793	$276,072	$(1,279)
Freescale Semiconductor, Inc., 8.875%, 12/15/14, 6/20/16*	5.00	0.79	1,850	179,648	(20,790)	200,438
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	4.15	739	31,728	16,859	14,869
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	1.12	470	59,902	(16,005)	75,907
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.68	689	96,466	36,050	60,416
NXP BV, 0.00%, 10/15/13, 3/20/16*	5.00	0.64	550	48,576	11,665	36,911
Owens-Illinois, Inc., 7.80%, 5/15/18, 6/20/17*	5.00	0.76	430	59,752	18,630	41,122
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	2.90	760	81,820	65,576	16,244
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	1.55	650	73,860	11,496	62,364
Citibank, NA:
Bombardier, Inc., 7.45%, 5/01/34, 3/20/19*	5.00	2.81	380	39,934	37,057	2,877
Bombardier, Inc., 7.45%, 5/01/34, 3/20/19*	5.00	2.81	380	39,934	37,839	2,095
MGM Resorts International	5.00	1.68	909	127,268	48,914	78,354
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	4.21	760	31,140	24,293	6,847

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875%, 3/1/17, 6/20/18*	5.00%	1.92%	$580	$75,587	$9,305	$66,282
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 12/20/18*	5.00	1.66	540	83,274	62,702	20,572
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.55	101	15,393	7,757	7,636
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.55	89	13,565	7,208	6,357
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00	2.77	380	(28,935)	(45,972)	17,037
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.68	332	46,483	18,602	27,881
Telecom Italia SpA, 5.375%, 1/29/19, 3/20/19*	1.00	1.77	EUR 1,000	(46,752)	(72,366)	25,614
The Goodyear Tire & Rubber Co., 7.00%, 3/15/28, 12/20/18*	5.00	2.04	$1,020	138,000	99,990	38,010
The Western Union Company, 3.65%, 8/22/18, 3/20/19*	1.00	1.30	380	(5,073)	(12,555)	7,482
Deutsche Bank AG:
HCA, Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.97	209	30,414	29,334	1,080
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	1.92	421	54,865	4,896	49,969

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
ConvaTec Healthcare E SA, 10.875%, 12/15/18, 6/20/17*	5.00%	1.27%	EUR 590	$98,880	$(72,405)	$171,285
HCA Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.97	$1,760	256,120	229,754	26,366
HCA Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.97	1,731	251,900	236,426	15,474
The Jones Group Inc., 6.875%, 3/15/19, 3/20/19*	5.00	5.45	760	(8,059)	24,280	(32,339)
Goldman Sachs International:
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	5.00	2.88	760	77,108	60,904	16,204
Dell Inc., 7.10%, 4/15/28, 3/20/19*	1.00	2.97	760	(66,227)	(82,184)	15,957
First Data Corporation, 12.625%, 1/15/21, 3/20/19*	5.00	4.26	760	30,074	18,068	12,006
Newmont Mining Corporation, 5.875%, 4/01/35, 3/20/19*	1.00	1.42	760	(14,650)	(27,684)	13,034
JPMorgan Chase Bank, NA:
Tenet Healthcare Corp., 6.875%, 11/15/31, 3/20/19*	5.00	2.67	1,080	119,973	94,237	25,736
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00	2.12	550	31,514	3,181	28,333
AK Steel Corp., 7.625%, 5/15/20, 9/20/18*	5.00	5.46	908	(8,537)	(188,898)	180,361
AK Steel Corp., 7.625%, 5/15/20, 9/20/18*	5.00	5.46	142	(1,335)	(26,571)	25,236

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP BV, 0.00%, 10/15/13, 6/20/17*	5.00%	1.17%	EUR	230	$39,530	$(8,993)	$48,523
NXP BV, 0.00%, 10/15/13, 9/20/17*	5.00	1.28		330	58,625	(14,211)	72,836
UBS AG:
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	0.90		$850	114,236	(31,247)	145,483

					$(452,767)	$(348,292)	$(104,475)

*	Termination date

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	iBoxx $ Liquid High Yield Index	3,775,000	0.12%	$3,775	6/20/14	JPMorgan Chase Bank, NA	$(53,240)

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at May 31, 2014
Barclays Capital, Inc.	1,560	USD	(0.15	)%*	6/02/14	$1,559,935
Barclays Capital, Inc.†	257	USD	(2.75	)%*	—	256,759
Barclays Capital, Inc.†	326	USD	(0.25	)%*	—	325,843
Credit Suisse Securities (USA) LLC†	263	USD	(2.75	)%*	—	261,758
Credit Suisse Securities (USA) LLC†	546	USD	(1.50	)%*	—	544,391
Credit Suisse Securities (USA) LLC†	623	USD	(1.25	)%*	—	621,350
Credit Suisse Securities (USA) LLC†	1,706	USD	(1.00	)%*	—	1,703,577
Credit Suisse Securities (USA) LLC†	583	EUR	(0.50	)%*	—	582,236
Credit Suisse Securities (USA) LLC†	286	USD	(0.25	)%*	—	285,487
Credit Suisse Securities (USA) LLC†	927	USD	(0.15	)%*	—	926,733
Credit Suisse Securities (USA) LLC†	3,183	USD	0.00	%*	—	3,182,650

						$10,250,719

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2014

*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $155,285,628 or 41.2% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $8,493,717.
(c)	Defaulted.
(d)	Security is in default and is non-income producing.
(e)	Floating Rate Security. Stated interest rate was in effect at May 31, 2014.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2014.
(g)	Fair valued by the Adviser.
(h)	Illiquid security.
(i)	Non-income producing security.
(j)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re (Preference Shares)	7/01/13	$1,900,000	$2,075,981	0.55%

(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,606,789.
(l)	One contract relates to 100 shares.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,374,983 and gross unrealized depreciation of investments was $(3,293,708), resulting in net unrealized appreciation of $23,081,275.
(o)	An amount of U.S. 259,460 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
GO	-	General Obligation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange

OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$267,110,187		$4,075,146^	$271,185,333
Corporates - Investment Grades		– 0	–	22,848,968		251,797	23,100,765
Bank Loans		– 0	–	– 0	–	15,110,323	15,110,323

Investments in Securities:	Level 1		Level 2		Level 3		Total
Preferred Stocks	11,208,682		831,198		– 0	–	12,039,880
Emerging Markets - Corporate Bonds	– 0	–	11,535,583		– 0	–	11,535,583
Common Stocks	7,525,306		– 0	–	2,820,098		10,345,404
Governments - Treasuries	– 0	–	10,255,524		– 0	–	10,255,524
Collateralized Mortgage Obligations	– 0	–	– 0	–	7,523,256		7,523,256
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	4,567,409		4,567,409
Asset-Backed Securities	– 0	–	– 0	–	2,685,358		2,685,358
Local Governments - Municipal Bonds	– 0	–	2,310,199		– 0	–	2,310,199
Governments - Sovereign Bonds	– 0	–	1,810,060		– 0	–	1,810,060
Emerging Markets - Sovereigns	– 0	–	1,192,238		– 0	–	1,192,238
Governments - Sovereign Agencies	– 0	–	949,086		– 0	–	949,086
Options Purchased - Calls	– 0	–	315,549		– 0	–	315,549
Options Purchased - Puts	– 0	–	222,657		– 0	–	222,657
Warrants	253		– 0	–	– 0	– ^	253
Short-Term Investments	7,296,260		– 0	–	– 0	–	7,296,260

Total Investments in Securities	26,030,501		319,381,249		37,033,387		382,445,137
Other Financial Instruments* :
Assets:
Futures	– 0	–	92,452		– 0	–	92,452
Forward Currency Exchange Contracts	– 0	–	571,357		– 0	–	571,357
Centrally Cleared Credit Default Swaps	– 0	–	92,749		– 0	–	92,749
Credit Default Swaps	– 0	–	1,862,295		– 0	–	1,862,295
Liabilities:
Futures	(56,736)		– 0 –		– 0	–	(56,736)
Forward Currency Exchange Contracts	– 0	–	(88,759)		– 0	–	(88,759)
Call Options Written	– 0	–	(102,185)		– 0	–	(102,185)
Credit Default Swaptions Written	– 0	–	(218,103)		– 0	–	(218,103)
Centrally Cleared Credit Default Swaps	– 0	–	(665,129)		– 0	–	(665,129)
Credit Default Swaps	– 0	–	(1,966,770)		– 0	–	(1,966,770)
Total Return Swaps	– 0	–	(53,240)		– 0	–	(53,240)

Total+	$25,973,765		$318,905,916		$37,033,387		$381,913,068

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates -Non - Investment Grades^	Corporates - Investment Grades			Bank Loans
Balance as of 8/31/13	$2,248,793	$	– 0	–	$14,793,300
Accrued discounts/(premiums)	57,507		(17)		23,017
Realized gain (loss)	60,828		– 0	–	35,094
Change in unrealized appreciation/depreciation	(61,874)		11,277		(11,977)
Purchases	2,670,963		240,537		5,622,587
Sales	(802,358)		– 0	–	(5,351,698)
Transfers in to Level 3	729,568		– 0	–	– 0	–
Transfers out of Level 3	(828,281)		– 0	–	– 0	–

Balance as of 5/31/14	$4,075,146		$251,797		$15,110,323

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$3,600		$11,277		$73,919

	Preferred Stocks		Common Stocks		Collateralized Mortgage Obligations
Balance as of 8/31/13	$1,946,469		$1,197,066			$11,597,469
Accrued discounts/(premiums)	– 0	–	– 0	–		88,867
Realized gain (loss)	– 0	–	147,645			310,422
Change in unrealized appreciation/depreciation	– 0	–	299,997			617,684
Purchases	– 0	–	450,530			1,112,623
Sales	– 0	–	(1,221,609)			(6,203,809)
Transfers in to Level 3	– 0	–	1,946,469			– 0	–
Transfers out of Level 3	(1,946,469)		– 0	–		– 0	–

Balance as of 5/31/14	$ – 0	–	$2,820,098			$7,523,256

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$ – 0	–	$289,145			$513,550

	Commercial Mortgage- Backed Securities		Asset-Backed Securities		Warrants^
Balance as of 8/31/13	$6,209,772		$2,669,646		$	– 0	–
Accrued discounts/(premiums)	5,217		34,679			– 0	–
Realized gain (loss)	4,408		(832)			– 0	–
Change in unrealized appreciation/depreciation	197,024		108,084			– 0	–
Purchases	– 0	–	– 0	–		– 0	–
Sales	(1,849,012)		(126,219)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 5/31/14	$4,567,409		$2,685,358		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$205,940		$108,084		$	– 0	–

	Total
Balance as of 8/31/13	$40,662,515
Accrued discounts/(premiums)	209,270
Realized gain (loss)	557,565

Change in unrealized appreciation/depreciation	1,160,215
Purchases	10,097,240
Sales	(15,554,705)
Transfers in to Level 3	2,676,037
Transfers out of Level 3	(2,774,750)

Balance as of 5/31/14	$37,033,387+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$1,205,515

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/14			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades		$3,145,293		Third Party Vendor	Evaluated Quotes	$ $	1.88 -$108.25/ 98.43
		$929,853		Qualitative Assessment	Transaction Price	$ $	100.00 -$138.70/ 131.75
	$	– 0	–	Qualitative Assessment			$0.00/ N/A
Corporates - Investment Grades		$251,797		Third Party Vendor	Evaluated Quotes		$148.99/ N/A
Bank Loans		$15,110,323		Third Party Vendor	Vendor Quotes	$ $	94.00 - $135.80/ 100.98
Common Stocks		$2,075,981		Practical Expedient	NAV		$1,092.62/N/A
		$225,063		Third Party Vendor	Evaluated Quotes		$1.69/N/A
		$244,355		Market Approach	Transaction Price		$4.00/N/A
		$274,699		Market Approach	EBITDA Projection*		$51 Million/N/A

Collateralized Mortgage Obligations		$7,523,256		Third Party Vendor	Evaluated Quotes	$ $	81.61 - 114.77/$89.55
Commercial Mortgage-Backed Securities		$4,567,409		Third Party Vendor	Evaluated Quotes	$ $	101.49 - 104.65/$103.17
Asset-Backed Securities		$2,685,358		Third Party Vendor	Evaluated Quotes	$ $	60.09 - 105.88/$90.80
Warrants	$	– 0	–	Qualitative Assessment			$0.00/ N/A

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 68.4%
Financials - 11.0%
Capital Markets - 1.3%
3i Group PLC	29,522	$213,960
Aberdeen Asset Management PLC	27,907	208,566
Ameriprise Financial, Inc.	7,400	833,314
Bank of New York Mellon Corp. (The)	43,550	1,505,088
BlackRock, Inc. - Class A	4,840	1,475,716
Charles Schwab Corp. (The)	44,000	1,109,240
Credit Suisse Group AG (a)	46,223	1,372,754
Daiwa Securities Group, Inc.	50,000	406,136
Deutsche Bank AG (REG)	31,098	1,259,507
E*Trade Financial Corp. (a)	10,850	221,014
Franklin Resources, Inc.	15,300	844,713
Goldman Sachs Group, Inc. (The)	16,000	2,556,960
Hargreaves Lansdown PLC	7,227	147,766
ICAP PLC	16,576	111,138
Invesco Ltd.	16,800	616,560
Investec PLC	16,694	145,059
Julius Baer Group Ltd. (a)	6,861	297,279
Legg Mason, Inc.	4,000	195,360
Macquarie Group Ltd.	8,806	493,549
Mediobanca SpA (a)	18,368	184,346
Morgan Stanley	52,600	1,623,236
Nomura Holdings, Inc.	110,600	731,232
Northern Trust Corp.	8,500	513,400
Partners Group Holding AG	544	144,420
SBI Holdings, Inc./Japan	6,158	70,749
Schroders PLC	3,788	164,448
State Street Corp.	16,650	1,086,745
T Rowe Price Group, Inc.	9,900	807,147
UBS AG (REG) (a)	111,231	2,236,359

		21,575,761

Commercial Banks - 5.6%
Aozora Bank Ltd.	35,000	107,557
Australia & New Zealand Banking Group Ltd.	83,618	2,612,358
Banca Monte dei Paschi di Siena SpA (a)(b)	3,026	102,528
Banco Bilbao Vizcaya Argentaria SA	179,765	2,306,933
Banco de Sabadell SA	103,321	341,499
Banco Espirito Santo SA (a)(b)	54,936	74,585
Banco Popolare SC (a)	10,465	202,130
Banco Popular Espanol SA	53,341	376,991
Banco Santander SA	359,781	3,684,032
Bank Hapoalim BM	32,057	187,258
Bank Leumi Le-Israel BM (a)	40,411	160,074
Bank of America Corp.	405,152	6,134,001
Bank of East Asia Ltd.	38,200	155,664
Bank of Ireland (a)	739,624	283,774
Bank of Kyoto Ltd. (The)	10,000	83,359
Bank of Queensland Ltd.	10,748	120,273
Bank of Yokohama Ltd. (The)	35,000	195,972
Bankia SA (a)	140,381	285,647
Barclays PLC	498,242	2,061,139
BB&T Corp.	26,700	1,012,464
Bendigo and Adelaide Bank Ltd.	13,221	144,470
BNP Paribas SA	32,251	2,257,902

Company	Shares	U.S. $ Value
BOC Hong Kong Holdings Ltd.	112,500	$337,660
CaixaBank SA	53,332	324,479
Chiba Bank Ltd. (The)	22,000	143,606
Chugoku Bank Ltd. (The)	5,000	71,148
Citigroup, Inc.	115,199	5,480,016
Comerica, Inc.	6,900	330,993
Commerzbank AG (a)	29,475	468,950
Commonwealth Bank of Australia	49,119	3,736,765
Credit Agricole SA (b)	30,403	474,511
Danske Bank A/S	19,968	563,451
DBS Group Holdings Ltd.	52,000	701,085
DnB ASA	29,760	559,727
Erste Group Bank AG (b)	8,513	295,973
Fifth Third Bancorp	33,450	692,081
Fukuoka Financial Group, Inc.	23,000	100,180
Gunma Bank Ltd. (The)	11,000	57,904
Hachijuni Bank Ltd. (The)	12,000	66,140
Hang Seng Bank Ltd.	23,300	384,109
Hiroshima Bank Ltd. (The)	15,000	67,698
Hokuhoku Financial Group, Inc.	37,000	73,394
HSBC Holdings PLC	573,840	6,053,083
Huntington Bancshares, Inc./OH	31,450	291,542
Intesa Sanpaolo SpA	353,252	1,184,574
Intesa Sanpaolo SpA - RSP	28,414	81,105
Iyo Bank Ltd. (The)	7,000	65,976
Joyo Bank Ltd. (The)	20,000	98,744
JPMorgan Chase & Co.	142,750	7,932,617
KBC Groep NV (a)	7,618	453,818
KeyCorp	34,000	465,460
Lloyds Banking Group PLC (a)	1,739,815	2,267,815
M&T Bank Corp.	4,950	600,782
Mitsubishi UFJ Financial Group, Inc.	388,400	2,192,250
Mizrahi Tefahot Bank Ltd.	4,196	57,014
Mizuho Financial Group, Inc.	701,300	1,369,775
National Australia Bank Ltd.	71,723	2,239,978
Natixis	27,930	190,421
Nordea Bank AB	92,383	1,364,580
Oversea-Chinese Banking Corp., Ltd.	78,000	606,427
PNC Financial Services Group, Inc. (The)	20,200	1,722,454
Raiffeisen Bank International AG (b)	3,564	119,498
Regions Financial Corp.	52,300	532,937
Resona Holdings, Inc.	67,200	353,052
Royal Bank of Scotland Group PLC (a)	75,626	439,873
Seven Bank Ltd.	18,145	67,668
Shinsei Bank Ltd. (b)	50,000	104,941
Shizuoka Bank Ltd. (The)	16,000	150,855
Skandinaviska Enskilda Banken AB-Class A	46,186	627,969
Societe Generale SA	21,929	1,264,002
Standard Chartered PLC	73,967	1,665,369
Sumitomo Mitsui Financial Group, Inc.	38,800	1,574,436
Sumitomo Mitsui Trust Holdings, Inc.	101,000	410,009
SunTrust Banks, Inc.	20,350	779,812
Suruga Bank Ltd.	5,152	89,167
Svenska Handelsbanken AB-Class A	15,265	776,825
Swedbank AB-Class A	27,707	737,783
UniCredit SpA	134,510	1,174,363
Unione di Banche Italiane SCpA	26,029	239,966
United Overseas Bank Ltd.	39,000	702,077
US Bancorp/MN	69,350	2,925,877

Company	Shares	U.S. $ Value
Wells Fargo & Co.	182,050	$9,244,499
Westpac Banking Corp.	94,738	3,036,900
Yamaguchi Financial Group, Inc.	6,000	57,406
Zions Bancorporation	7,000	200,130

		94,334,309

Consumer Finance - 0.4%
Acom Co., Ltd. (a)(b)	12,160	46,789
AEON Financial Service Co., Ltd. (b)	3,400	85,901
American Express Co.	35,050	3,207,075
Capital One Financial Corp.	21,885	1,726,508
Credit Saison Co., Ltd.	4,500	81,473
Discover Financial Services	18,150	1,073,209
Navient Corp. (a)	16,500	260,700

		6,481,655

Diversified Financial Services - 1.1%
ASX Ltd.	5,991	200,868
Berkshire Hathaway, Inc.-Class B (a)	68,350	8,772,039
CME Group, Inc./IL - Class A	11,950	860,400
Deutsche Boerse AG	5,886	449,601
Eurazeo SA	1,198	103,400
Exor SpA	2,972	127,723
First Pacific Co., Ltd./Hong Kong	71,400	80,875
Friends Life Group Ltd.	43,088	226,541
Groupe Bruxelles Lambert SA	2,486	258,842
Hong Kong Exchanges and Clearing Ltd.	33,600	627,802
Industrivarden AB-Class C	3,718	74,648
ING Groep NV (a)	117,039	1,641,458
IntercontinentalExchange Group, Inc.	4,395	863,178
Investment AB Kinnevik - Class B	7,173	284,740
Investor AB - Class B	13,886	545,905
Japan Exchange Group, Inc.	7,947	191,593
Leucadia National Corp.	11,850	303,953
London Stock Exchange Group PLC	5,317	174,618
McGraw Hill Financial, Inc.	10,250	838,142
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,010	81,499
Moody’s Corp.	7,250	620,165
NASDAQ OMX Group, Inc. (The)	4,350	164,865
ORIX Corp.	39,970	639,361
Pargesa Holding SA	942	84,027
Singapore Exchange Ltd.	24,000	131,884
Wendel SA	963	145,420

		18,493,547

Insurance - 2.3%
ACE Ltd.	12,900	1,337,859
Admiral Group PLC	5,981	146,321
Aegon NV	55,048	478,302
Aflac, Inc.	17,750	1,086,832
Ageas	6,795	285,834
AIA Group Ltd.	367,000	1,842,581
Allianz SE	13,911	2,363,173
Allstate Corp. (The)	17,250	1,004,985
American International Group, Inc.	55,940	3,024,676
AMP Ltd.	89,868	443,252
AON PLC	11,500	1,034,310
Assicurazioni Generali SpA	35,478	804,099

Company	Shares	U.S. $ Value
Assurant, Inc.	2,750	$186,478
Aviva PLC	89,540	787,854
AXA SA	55,258	1,365,742
Baloise Holding AG	1,474	177,104
Chubb Corp. (The)	9,550	884,903
Cincinnati Financial Corp.	5,550	272,061
CNP Assurances	5,344	115,312
Dai-ichi Life Insurance Co., Ltd. (The)	25,700	383,585
Delta Lloyd NV	5,883	142,926
Direct Line Insurance Group PLC	45,707	194,162
Genworth Financial, Inc. - Class A (a)	18,700	317,713
Gjensidige Forsikring ASA	6,034	111,436
Hannover Rueck SE	1,880	167,280
Hartford Financial Services Group, Inc. (The)	16,950	587,317
Insurance Australia Group Ltd.	71,353	395,746
Legal & General Group PLC	179,776	694,849
Lincoln National Corp.	9,950	477,202
Loews Corp.	11,600	500,308
Mapfre SA	28,151	115,043
Marsh & McLennan Cos., Inc.	20,800	1,045,616
MetLife, Inc.	42,600	2,169,618
MS&AD Insurance Group Holdings, Inc.	15,400	367,191
Muenchener Rueckversicherungs AG	5,474	1,214,473
NKSJ Holdings, Inc.	10,000	279,663
Old Mutual PLC	148,791	504,540
Principal Financial Group, Inc.	10,350	484,069
Progressive Corp. (The)	20,900	523,127
Prudential Financial, Inc.	17,650	1,450,124
Prudential PLC	78,026	1,815,030
QBE Insurance Group Ltd.	38,050	403,580
RSA Insurance Group PLC	30,856	248,156
Sampo-Class A	13,684	690,610
SCOR SE	4,774	166,586
Sony Financial Holdings, Inc.	5,302	87,822
Standard Life PLC	72,211	484,829
Suncorp Group Ltd.	39,223	488,552
Swiss Life Holding AG (a)	988	237,620
Swiss Re AG (a)	10,758	957,357
T&D Holdings, Inc.	17,650	231,263
Tokio Marine Holdings, Inc.	21,100	670,599
Torchmark Corp.	3,450	279,208
Travelers Cos., Inc. (The)	13,800	1,289,610
Tryg A/S	654	62,411
UnipolSai SpA	27,286	93,965
Unum Group	9,900	335,709
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	1,159	62,662
XL Group PLC	10,700	347,322
Zurich Insurance Group AG (a)	4,541	1,364,024

		40,084,581

Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	15,020	1,346,243
Crown Castle International Corp.	12,680	972,936
Plum Creek Timber Co., Inc.	6,700	302,170
Unibail-Rodamco SE	38	10,627
Washington Prime Group, Inc. (a)	17,945	356,926

Company	Shares	U.S. $ Value
Weyerhaeuser Co.	22,100	$694,382

		3,683,284

Real Estate Management & Development - 0.1%
BUWOG AG (a)	3,908	73,249
CBRE Group, Inc.-Class A (a)	10,540	314,514
Daito Trust Construction Co., Ltd.	2,200	238,928
Daiwa House Industry Co., Ltd.	18,000	338,344
IMMOFINANZ AG (a)	29,157	103,656
Tokyu Fudosan Holdings Corp.	14,546	115,153

		1,183,844

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	18,000	175,860
People’s United Financial, Inc.	12,050	173,158

		349,018

		186,185,999

Information Technology - 8.3%
Communications Equipment - 0.8%
Alcatel-Lucent (a)	83,882	341,933
Cisco Systems, Inc.	203,090	5,000,076
F5 Networks, Inc. (a)	2,940	319,137
Harris Corp.	4,040	312,090
Juniper Networks, Inc. (a)	19,180	469,143
Motorola Solutions, Inc.	8,740	589,251
Nokia Oyj (a)(b)	113,789	923,190
QUALCOMM, Inc.	64,160	5,161,672
Telefonaktiebolaget LM Ericsson-Class B	92,468	1,152,592

		14,269,084

Computers & Peripherals - 1.7%
Apple, Inc.	34,183	21,637,839
EMC Corp./MA	78,140	2,075,398
Hewlett-Packard Co.	72,980	2,444,830
NEC Corp.	79,000	244,974
NetApp, Inc.	12,950	479,280
SanDisk Corp.	8,570	828,119
Seagate Technology PLC	12,400	666,252
Seiko Epson Corp.	4,000	139,647
Western Digital Corp.	7,980	701,043

		29,217,382

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	6,010	575,758
Citizen Holdings Co., Ltd.	8,000	61,686
Corning, Inc.	54,930	1,170,009
FLIR Systems, Inc.	5,360	187,118
Fujifilm Holdings Corp.	14,100	366,315
Hamamatsu Photonics KK	2,200	106,550
Hexagon AB-Class B	7,753	243,842
Hirose Electric Co., Ltd.	1,000	143,818
Hitachi High-Technologies Corp.	1,900	43,145
Hitachi Ltd.	147,000	993,658
Hoya Corp.	13,300	413,139
Ibiden Co., Ltd.	3,700	68,005

Company	Shares	U.S. $ Value
Jabil Circuit, Inc.	6,990	$131,552
Japan Display, Inc. (a)	10,995	63,831
Keyence Corp.	1,400	546,912
Kyocera Corp.	9,800	438,683
Murata Manufacturing Co., Ltd.	6,200	527,951
Nippon Electric Glass Co., Ltd.	12,000	60,262
Omron Corp.	6,200	233,956
Shimadzu Corp.	7,000	60,097
TDK Corp.	3,800	163,241
TE Connectivity Ltd.	15,600	927,576
Yaskawa Electric Corp.	6,000	74,080
Yokogawa Electric Corp.	6,500	78,291

		7,679,475

Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	6,810	370,055
Dena Co., Ltd. (b)	3,216	42,204
eBay, Inc. (a)	44,280	2,246,324
Facebook, Inc.-Class A (a)	62,475	3,954,668
Google, Inc.-Class A (a)	10,669	6,098,934
Google, Inc.-Class C (a)	10,669	5,985,096
Kakaku.com, Inc.	4,491	79,079
United Internet AG	3,547	164,210
VeriSign, Inc. (a)	4,890	244,891
Yahoo Japan Corp.	43,818	203,043
Yahoo!, Inc. (a)	35,800	1,240,470

		20,628,974

IT Services - 1.4%
Accenture PLC - Class A	24,170	1,968,647
Alliance Data Systems Corp. (a)	1,860	476,253
Amadeus IT Holding SA - Class A	11,597	509,798
AtoS	2,393	215,168
Automatic Data Processing, Inc.	18,300	1,458,144
Cap Gemini SA	4,454	324,025
Cognizant Technology Solutions Corp.-Class A (a)	23,020	1,119,002
Computer Sciences Corp.	5,580	350,926
Computershare Ltd.	14,264	169,310
Fidelity National Information Services, Inc.	11,040	597,816
Fiserv, Inc. (a)	9,800	589,078
Fujitsu Ltd.	56,000	381,305
International Business Machines Corp.	37,469	6,907,785
Itochu Techno-Solutions Corp.	800	33,045
MasterCard, Inc.-Class A	39,350	3,008,307
Nomura Research Institute Ltd.	3,400	114,577
NTT Data Corp.	3,846	140,706
Otsuka Corp. (b)	500	68,662
Paychex, Inc.	12,320	506,475
Teradata Corp. (a)	6,220	261,178
Total System Services, Inc.	6,330	191,546
Visa, Inc.-Class A	19,370	4,161,257
Western Union Co. (The)-Class W	20,970	339,085
Xerox Corp.	43,910	542,289

		24,434,384

Company	Shares	U.S. $ Value
Office Electronics - 0.1%
Brother Industries Ltd.	7,200	$114,637
Canon, Inc.	34,600	1,140,578
Konica Minolta, Inc.	14,500	125,566
Ricoh Co., Ltd.	21,000	257,978

		1,638,759

Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp. (b)	4,800	54,565
Altera Corp.	12,150	402,530
Analog Devices, Inc.	11,800	618,084
Applied Materials, Inc.	45,650	921,673
ARM Holdings PLC	42,932	661,752
ASM Pacific Technology Ltd. (b)	7,300	81,776
ASML Holding NV	10,923	936,989
Avago Technologies Ltd.	9,058	640,129
Broadcom Corp.-Class A	20,450	651,742
Infineon Technologies AG	34,356	426,219
Intel Corp.	188,800	5,158,016
KLA-Tencor Corp.	6,300	412,776
Lam Research Corp. (a)	6,138	380,802
Linear Technology Corp.	8,850	408,516
Microchip Technology, Inc.	7,500	357,000
Micron Technology, Inc. (a)	39,950	1,142,170
NVIDIA Corp.	21,900	416,100
Rohm Co., Ltd.	3,000	172,043
STMicroelectronics NV	19,205	191,904
Texas Instruments, Inc.	41,600	1,954,368
Tokyo Electron Ltd.	5,300	319,747
Xilinx, Inc.	10,150	476,644

		16,785,545

Software - 1.6%
Adobe Systems, Inc. (a)	17,670	1,140,422
Autodesk, Inc. (a)	8,580	449,334
CA, Inc.	12,320	353,461
Citrix Systems, Inc. (a)	7,070	438,128
Dassault Systemes (b)	1,945	246,852
Electronic Arts, Inc. (a)	11,700	411,021
Gemalto NV (b)	2,435	264,223
GungHo Online Entertainment, Inc. (b)	12,286	81,552
Intuit, Inc.	10,810	857,125
Konami Corp.	3,100	70,532
Microsoft Corp.	288,570	11,814,056
Nexon Co., Ltd.	4,016	35,387
NICE Systems Ltd.	1,871	73,335
Nintendo Co., Ltd.	3,300	385,885
Oracle Corp.	133,280	5,600,425
Oracle Corp. Japan	1,200	54,279
Red Hat, Inc. (a)	7,220	361,866
Sage Group PLC (The)	33,326	229,102
Salesforce.com, Inc. (a)	21,090	1,109,967
SAP AG	28,076	2,149,361
Symantec Corp.	26,420	580,976
Trend Micro, Inc./Japan	3,200	99,552

Company	Shares	U.S. $ Value
Xero Ltd. (a)	1,944	$52,973

		26,859,814

		141,513,417

Health Care - 7.7%
Biotechnology - 1.1%
Actelion Ltd. (REG) (a)	3,130	311,490
Alexion Pharmaceuticals, Inc. (a)	7,440	1,237,421
Amgen, Inc.	28,700	3,328,913
Biogen Idec, Inc. (a)	9,000	2,874,330
Celgene Corp. (a)	15,650	2,394,920
CSL Ltd.	14,793	973,049
Gilead Sciences, Inc. (a)	58,250	4,730,483
Grifols SA	4,589	248,746
Regeneron Pharmaceuticals, Inc. (a)	3,000	920,880
Vertex Pharmaceuticals, Inc. (a)	8,855	639,862

		17,660,094

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	58,700	2,348,587
Baxter International, Inc.	20,650	1,536,566
Becton Dickinson and Co.	7,350	865,095
Boston Scientific Corp. (a)	50,700	650,481
CareFusion Corp. (a)	8,000	343,440
Cochlear Ltd. (b)	1,721	96,012
Coloplast A/S-Class B	3,411	294,678
Covidien PLC	17,450	1,275,770
CR Bard, Inc.	2,950	436,335
DENTSPLY International, Inc.	5,400	255,366
Edwards Lifesciences Corp. (a)	4,150	336,980
Elekta AB-Class B (b)	11,120	144,028
Essilor International SA	6,220	653,858
Getinge AB-Class B	6,039	155,274
Intuitive Surgical, Inc. (a)	1,480	547,215
Medtronic, Inc.	37,950	2,316,088
Olympus Corp. (a)	7,300	236,240
Smith & Nephew PLC	27,235	477,510
Sonova Holding AG (a)	1,638	250,103
St Jude Medical, Inc.	11,050	717,145
Stryker Corp.	11,200	946,288
Sysmex Corp.	4,400	154,965
Terumo Corp.	9,300	198,358
Varian Medical Systems, Inc. (a)	4,000	329,800
William Demant Holding A/S (a)(b)	691	62,137
Zimmer Holdings, Inc.	6,500	678,275

		16,306,594

Health Care Providers & Services - 0.9%
Aetna, Inc.	14,009	1,086,398
Alfresa Holdings Corp.	1,400	84,894
AmerisourceBergen Corp.-Class A	8,700	636,666
Cardinal Health, Inc.	12,950	914,659
Celesio AG (a)	1,548	55,143
CIGNA Corp.	10,500	942,690

Company	Shares	U.S. $ Value
DaVita HealthCare Partners, Inc. (a)	6,700	$472,953
Express Scripts Holding Co. (a)	30,633	2,189,341
Fresenius Medical Care AG & Co. KGaA	6,649	440,544
Fresenius SE & Co. KGaA	3,840	572,998
Humana, Inc.	5,900	734,314
Laboratory Corp. of America Holdings (a)	3,300	338,514
McKesson Corp.	8,800	1,668,832
Medipal Holdings Corp.	4,100	57,769
Miraca Holdings, Inc.	1,700	80,246
Patterson Cos., Inc.	3,150	123,354
Quest Diagnostics, Inc.	5,500	329,395
Ramsay Health Care Ltd.	4,076	179,900
Ryman Healthcare Ltd.	11,244	79,486
Sonic Healthcare Ltd.	11,689	192,932
Suzuken Co., Ltd./Aichi Japan	2,200	78,094
Tenet Healthcare Corp. (a)	3,750	176,250
UnitedHealth Group, Inc.	38,250	3,045,848
WellPoint, Inc.	11,200	1,213,632

		15,694,852

Health Care Technology - 0.0%
Cerner Corp. (a)	11,200	605,360
M3, Inc.	5,909	92,184

		697,544

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	12,550	714,597
Lonza Group AG (a)	1,646	177,040
PerkinElmer, Inc.	4,250	191,122
QIAGEN NV (a)	7,362	169,142
Thermo Fisher Scientific, Inc.	15,100	1,765,341
Waters Corp. (a)	3,250	325,520

		3,342,762

Pharmaceuticals - 4.5%
AbbVie, Inc.	60,400	3,281,532
Actavis PLC (a)	6,692	1,415,626
Allergan, Inc./United States	11,350	1,900,671
Astellas Pharma, Inc.	66,100	850,381
AstraZeneca PLC	38,424	2,776,093
Bayer AG	25,199	3,647,573
Bristol-Myers Squibb Co.	62,550	3,111,237
Chugai Pharmaceutical Co., Ltd.	6,800	182,712
Daiichi Sankyo Co., Ltd.	19,400	329,868
Dainippon Sumitomo Pharma Co., Ltd.	4,800	52,875
Eisai Co., Ltd.	7,700	316,203
Eli Lilly & Co.	37,700	2,256,722
Forest Laboratories, Inc. (a)	9,000	853,020
GlaxoSmithKline PLC	148,055	3,973,271
Hisamitsu Pharmaceutical Co., Inc.	1,800	73,331
Hospira, Inc. (a)	6,250	307,312
Johnson & Johnson	107,200	10,876,512
Kyowa Hakko Kirin Co., Ltd.	7,000	85,222
Merck & Co., Inc.	111,000	6,422,460
Merck KGaA	1,980	340,514
Mitsubishi Tanabe Pharma Corp.	7,000	102,087

Company	Shares	U.S. $ Value
Mylan, Inc./PA (a)	14,500	$722,680
Novartis AG	70,093	6,306,555
Novo Nordisk A/S - Class B	60,679	2,569,161
Ono Pharmaceutical Co., Ltd.	2,500	192,445
Orion Oyj - Class B	2,986	94,164
Otsuka Holdings Co., Ltd.	11,899	336,927
Perrigo Co. PLC	5,039	696,390
Pfizer, Inc.	246,157	7,293,632
Roche Holding AG	21,409	6,310,350
Sanofi	36,354	3,886,714
Santen Pharmaceutical Co., Ltd.	2,300	124,262
Shionogi & Co., Ltd.	9,100	183,351
Shire PLC	17,951	1,035,302
Taisho Pharmaceutical Holdings Co., Ltd.	952	68,875
Takeda Pharmaceutical Co., Ltd.	24,100	1,094,223
Teva Pharmaceutical Industries Ltd.	26,027	1,313,643
UCB SA	3,449	275,022
Zoetis, Inc.	18,914	580,660

		76,239,578

		129,941,424

Industrials - 7.7%
Aerospace & Defense - 1.3%
Airbus Group NV (b)	17,934	1,286,469
BAE Systems PLC	96,965	688,833
Boeing Co. (The)	26,250	3,550,312
Cobham PLC	32,771	175,306
Finmeccanica SpA (a)	12,210	100,393
General Dynamics Corp.	12,700	1,500,124
Honeywell International, Inc.	29,850	2,780,527
L-3 Communications Holdings, Inc.	3,350	405,919
Lockheed Martin Corp.	10,300	1,685,595
Meggitt PLC	23,803	193,284
Northrop Grumman Corp.	8,500	1,033,175
Precision Castparts Corp.	5,550	1,404,039
Raytheon Co.	12,200	1,190,354
Rockwell Collins, Inc.	5,100	403,104
Rolls-Royce Holdings PLC (a)	57,131	997,099
Safran SA (b)	8,319	564,797
Singapore Technologies Engineering Ltd.	47,000	145,116
Textron, Inc.	10,650	417,693
Thales SA (b)	2,820	168,903
United Technologies Corp.	32,100	3,730,662
Zodiac Aerospace	5,666	201,485

		22,623,189

Air Freight & Logistics - 0.4%
Bollore SA	166	106,434
CH Robinson Worldwide, Inc.	5,750	344,195
Deutsche Post AG	29,473	1,094,670
Expeditors International of Washington, Inc.	7,750	352,703
FedEx Corp.	11,300	1,629,008
Kuehne & Nagel International AG	1,667	227,503
Royal Mail PLC (a)	19,806	170,321
TNT Express NV	13,246	118,474
Toll Holdings Ltd.	20,700	104,604
United Parcel Service, Inc.-Class B	27,200	2,825,536

Company	Shares	U.S. $ Value
Yamato Holdings Co., Ltd.	11,100	$237,162

		7,210,610

Airlines - 0.2%
ANA Holdings, Inc. (b)	35,000	76,532
Cathay Pacific Airways Ltd.	35,000	63,823
Delta Air Lines, Inc.	32,433	1,294,401
Deutsche Lufthansa AG (REG)	6,939	183,373
easyJet PLC	4,785	122,881
International Consolidated Airlines Group SA (a)	30,209	200,247
Japan Airlines Co., Ltd.	1,806	94,466
Qantas Airways Ltd. (a)	28,514	37,365
Ryanair Holdings PLC (Sponsored ADR) (a)	820	46,625
Singapore Airlines Ltd.	16,000	132,528
Southwest Airlines Co.	26,400	698,280

		2,950,521

Building Products - 0.2%
Allegion PLC	3,350	175,507
Asahi Glass Co., Ltd.	30,000	167,437
Assa Abloy AB-Class B	10,179	514,612
Cie de St-Gobain	13,534	772,086
Daikin Industries Ltd. (b)	7,200	431,912
Geberit AG	1,155	382,785
LIXIL Group Corp.	8,100	210,852
Masco Corp.	13,500	287,550
TOTO Ltd.	8,000	101,779

		3,044,520

Commercial Services & Supplies - 0.3%
ADT Corp. (The)	6,950	223,790
Aggreko PLC	7,891	220,588
Babcock International Group PLC	15,276	311,109
Brambles Ltd.	47,599	426,990
Cintas Corp.	3,800	236,056
Dai Nippon Printing Co., Ltd.	17,000	171,334
Edenred	6,278	196,808
G4S PLC	47,144	197,761
Iron Mountain, Inc.	6,414	199,732
Park24 Co., Ltd.	3,000	56,908
Pitney Bowes, Inc.	7,650	211,369
Republic Services, Inc.-Class A	10,200	361,080
Secom Co., Ltd.	6,400	391,778
Securitas AB-Class B	9,447	109,142
Societe BIC SA (b)	871	113,816
Stericycle, Inc. (a)	3,250	371,702
Toppan Printing Co., Ltd.	17,000	126,644
Tyco International Ltd.	17,700	772,428
Waste Management, Inc.	16,600	741,688

		5,440,723

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	5,343	237,463
Bouygues SA	5,897	274,247
Chiyoda Corp.	4,000	47,512
Ferrovial SA (b)	12,407	268,633
Fluor Corp.	6,200	465,496

Company	Shares	U.S. $ Value
Hochtief AG	704	$64,083
Jacobs Engineering Group, Inc. (a)	5,000	275,350
JGC Corp.	6,864	198,150
Kajima Corp.	25,000	104,152
Koninklijke Boskalis Westminster NV	2,641	150,516
Leighton Holdings Ltd. (b)	3,094	58,394
Obayashi Corp.	19,000	127,891
OCI (a)	2,569	98,369
Quanta Services, Inc. (a)	8,150	276,692
Shimizu Corp.	18,000	119,802
Skanska AB-Class B	11,680	270,624
Taisei Corp.	31,000	160,293
Vinci SA	14,720	1,090,156

		4,287,823

Electrical Equipment - 0.6%
ABB Ltd. (REG) (a)	67,026	1,592,595
Alstom SA	6,635	261,521
AMETEK, Inc.	9,339	495,714
Eaton Corp. PLC	18,009	1,327,083
Emerson Electric Co.	26,700	1,781,691
First Solar, Inc. (a)	2,650	163,717
Fuji Electric Co., Ltd.	17,000	75,096
Legrand SA (b)	8,142	515,604
Mabuchi Motor Co., Ltd.	800	59,571
Mitsubishi Electric Corp.	58,000	678,128
Nidec Corp.	6,200	361,468
Osram Licht AG (a)	2,712	137,813
Prysmian SpA	6,151	142,907
Rockwell Automation, Inc.	5,250	635,670
Schneider Electric SA (London)	510	47,978
Schneider Electric SA (Paris)	15,884	1,496,348
Sumitomo Electric Industries Ltd.	22,900	309,789
Vestas Wind Systems A/S (a)	6,828	366,940

		10,449,633

Industrial Conglomerates - 1.3%
3M Co.	24,350	3,471,093
Danaher Corp.	22,750	1,784,283
General Electric Co.	384,250	10,294,057
Hutchison Whampoa Ltd.	65,000	871,861
Keppel Corp., Ltd.	44,000	373,026
Koninklijke Philips NV	29,569	933,767
NWS Holdings Ltd.	45,000	78,428
Roper Industries, Inc.	3,750	531,300
SembCorp Industries Ltd.	29,000	125,146
Siemens AG	24,161	3,211,119
Smiths Group PLC	12,107	268,512
Toshiba Corp.	122,000	502,825

		22,445,417

Industrial Warehouse Distribution - 0.3%
Ascendas Real Estate Investment Trust	212,150	416,454
DCT Industrial Trust, Inc.	24,160	191,347
EastGroup Properties, Inc.	2,380	151,511
First Industrial Realty Trust, Inc.	8,400	155,736
Global Logistic Properties Ltd.	322,515	715,824

Company	Shares	U.S. $ Value
GLP J-Reit	125	$132,724
Hansteen Holdings PLC	48,863	88,457
Industrial & Infrastructure Fund Investment Corp. (b)	11	98,273
Japan Logistics Fund, Inc.	60	134,236
Mapletree Industrial Trust	89,762	103,119
Mapletree Logistics Trust	109,505	103,598
Nippon Prologis REIT, Inc.	141	309,279
ProLogis, Inc.	57,075	2,369,183
Pure Industrial Real Estate Trust	11,500	49,424
Segro PLC	79,276	491,525
STAG Industrial, Inc.	3,350	80,233
Warehouses De Pauw SCA	840	62,691

		5,653,614

Machinery - 1.3%
Alfa Laval AB	9,685	253,972
Amada Co., Ltd.	10,000	95,019
Andritz AG	2,278	135,685
Atlas Copco AB - Class A	20,439	600,073
Atlas Copco AB - Class B	11,964	330,371
Caterpillar, Inc.	24,150	2,468,854
CNH Industrial NV	28,447	311,659
Cummins, Inc.	6,600	1,009,338
Deere & Co.	14,600	1,331,082
Dover Corp.	6,450	562,311
FANUC Corp.	5,900	1,008,512
Flowserve Corp.	5,300	390,822
GEA Group AG	5,623	242,132
Hino Motors Ltd.	7,000	88,876
Hitachi Construction Machinery Co., Ltd.	3,300	61,391
IHI Corp.	40,000	168,816
Illinois Tool Works, Inc.	15,500	1,341,525
IMI PLC	8,393	224,992
Ingersoll-Rand PLC	10,150	607,173
Joy Global, Inc.	4,000	228,600
JTEKT Corp.	6,200	95,329
Kawasaki Heavy Industries Ltd.	43,000	162,713
Komatsu Ltd.	28,500	621,006
Kone Oyj - Class B (b)	9,529	392,608
Kubota Corp.	34,000	467,309
Kurita Water Industries Ltd.	3,100	67,454
Makita Corp.	3,700	202,783
MAN SE	1,104	137,907
Melrose Industries PLC	32,564	152,961
Metso Oyj	3,436	133,584
Mitsubishi Heavy Industries Ltd.	92,000	538,800
Nabtesco Corp.	3,000	65,272
NGK Insulators Ltd.	8,000	166,770
NSK Ltd.	14,000	170,489
PACCAR, Inc.	13,500	855,360
Pall Corp.	4,200	355,908
Parker Hannifin Corp.	5,650	707,549
Pentair Ltd. (a)	7,534	562,338
Sandvik AB	32,516	463,499
Schindler Holding AG	1,426	220,393
Schindler Holding AG (REG)	650	99,392
SembCorp Marine Ltd. (b)	25,000	82,160
SKF AB-Class B	12,024	308,463

Company	Shares	U.S. $ Value
SMC Corp./Japan	1,700	$446,405
Snap-On, Inc.	2,200	257,994
Stanley Black & Decker, Inc.	5,900	515,660
Sulzer AG	761	115,712
Sumitomo Heavy Industries Ltd.	16,000	71,353
THK Co., Ltd.	3,500	77,657
Vallourec SA	3,331	181,250
Volvo AB-Class B	46,375	675,110
Wartsila Oyj Abp	4,508	243,492
Weir Group PLC (The)	6,548	287,653
Xylem, Inc./NY	6,950	259,235
Yangzijiang Shipbuilding Holdings Ltd.	58,200	46,920
Zardoya Otis SA (b)	5,150	92,958

		21,762,649

Marine - 0.1%
AP Moeller - Maersk A/S-Class A	85	211,044
AP Moeller - Maersk A/S-Class B	201	525,983
Mitsui OSK Lines Ltd.	33,000	118,975
Nippon Yusen KK	49,000	145,065

		1,001,067

Mixed Office Industrial - 0.1%
Goodman Group	182,798	867,575

Professional Services - 0.2%
Adecco SA (a)	5,191	433,693
ALS Ltd./Queensland (b)	11,308	94,479
Bureau Veritas SA (b)	6,820	205,673
Capita PLC	20,108	373,436
Dun & Bradstreet Corp. (The)	1,450	149,713
Equifax, Inc.	4,600	325,634
Experian PLC	30,189	525,097
Intertek Group PLC	4,966	242,938
Nielsen NV	9,588	462,717
Randstad Holding NV	3,823	222,553
Robert Half International, Inc.	5,250	239,347
Seek Ltd.	9,683	152,936
SGS SA	167	419,185

		3,847,401

Road & Rail - 0.6%
Asciano Ltd.	29,636	154,750
Aurizon Holdings Ltd.	65,126	299,933
Central Japan Railway Co.	4,394	584,313
ComfortDelGro Corp., Ltd.	61,000	113,423
CSX Corp.	38,500	1,131,900
DSV A/S	5,587	186,506
East Japan Railway Co.	10,300	788,467
Hankyu Hanshin Holdings, Inc.	34,000	189,376
Kansas City Southern	4,200	451,584
Keikyu Corp.	14,000	112,814
Keio Corp.	17,000	123,586
Keisei Electric Railway Co., Ltd.	8,000	74,282
Kintetsu Corp.	55,000	193,446
MTR Corp., Ltd.	44,000	166,140
Nagoya Railroad Co., Ltd.	25,000	88,349
Nippon Express Co., Ltd.	25,000	123,151

Company	Shares	U.S. $ Value
Norfolk Southern Corp.	11,800	$1,188,850
Odakyu Electric Railway Co., Ltd.	19,000	171,411
Ryder System, Inc.	2,000	173,580
Tobu Railway Co., Ltd.	31,000	154,691
Tokyu Corp.	34,000	232,832
Union Pacific Corp.	17,500	3,487,225
West Japan Railway Co.	5,018	214,001

		10,404,610

Trading Companies & Distributors - 0.4%
Brenntag AG	1,582	295,705
Bunzl PLC	10,226	286,632
Fastenal Co.	10,350	504,563
ITOCHU Corp.	45,000	534,238
Marubeni Corp.	50,000	342,569
Mitsubishi Corp.	42,800	848,291
Mitsui & Co., Ltd.	52,900	805,002
Noble Group Ltd.	131,000	144,840
Rexel SA (a)(b)	8,203	196,019
Sumitomo Corp.	34,300	450,796
Toyota Tsusho Corp.	6,500	173,108
Travis Perkins PLC	7,549	213,207
Wolseley PLC	8,093	451,626
WW Grainger, Inc.	2,350	607,170

		5,853,766

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	12,318	270,028
Aeroports de Paris	930	121,092
Atlantia SpA	12,582	349,755
Auckland International Airport Ltd.	28,937	94,914
Fraport AG Frankfurt Airport Services Worldwide (a)(b)	1,181	90,718
Groupe Eurotunnel SA	14,245	188,378
Hutchison Port Holdings Trust-Class U	172,500	129,439
Kamigumi Co., Ltd.	7,000	63,290
Mitsubishi Logistics Corp.	3,000	43,412
Sydney Airport	32,669	133,630
Transurban Group	52,342	362,379

		1,847,035

		129,690,153

Consumer Discretionary - 7.5%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	5,900	215,555
BorgWarner, Inc.	8,600	540,854
Bridgestone Corp.	19,800	719,217
Cie Generale des Etablissements Michelin-Class B	5,688	700,449
Continental AG	3,366	795,965
Delphi Automotive PLC	10,621	733,486
Denso Corp.	14,800	681,708
GKN PLC	49,375	325,353
Goodyear Tire & Rubber Co. (The)	9,350	246,560
Johnson Controls, Inc.	26,050	1,259,778
Koito Manufacturing Co., Ltd.	3,000	71,661
NGK Spark Plug Co., Ltd.	6,000	166,154
NHK Spring Co., Ltd.	4,000	37,312

Company	Shares	U.S. $ Value
NOK Corp.	2,900	$53,563
Nokian Renkaat Oyj	3,520	149,382
Pirelli & C. SpA (a)	7,177	120,954
Stanley Electric Co., Ltd.	4,300	102,673
Sumitomo Rubber Industries Ltd.	5,200	77,572
Toyoda Gosei Co., Ltd.	2,000	39,889
Toyota Industries Corp.	5,000	233,740
Valeo SA (b)	2,310	310,321
Yokohama Rubber Co., Ltd. (The)	6,000	53,396

		7,635,542

Automobiles - 1.3%
Bayerische Motoren Werke AG	10,103	1,268,439
Bayerische Motoren Werke AG (Preference Shares)	1,687	162,885
Daihatsu Motor Co., Ltd.	6,000	103,999
Daimler AG	29,339	2,787,257
Fiat SpA (a)	26,408	276,630
Ford Motor Co.	149,750	2,461,890
Fuji Heavy Industries Ltd.	18,000	480,019
General Motors Co.	49,465	1,710,500
Harley-Davidson, Inc.	8,400	598,416
Honda Motor Co., Ltd.	49,700	1,744,718
Isuzu Motors Ltd.	36,000	221,027
Mazda Motor Corp.	82,000	357,331
Mitsubishi Motors Corp.	19,300	197,407
Nissan Motor Co., Ltd.	75,700	683,196
Peugeot SA (a)	15,525	220,022
Porsche Automobil Holding SE (Preference Shares) (b)	4,669	499,042
Renault SA	5,898	554,627
Suzuki Motor Corp.	11,100	331,682
Toyota Motor Corp.	84,100	4,763,079
Volkswagen AG	911	240,174
Volkswagen AG (Preference Shares)	4,415	1,175,649
Yamaha Motor Co., Ltd.	8,000	126,632

		20,964,621

Distributors - 0.0%
Genuine Parts Co.	5,890	508,484
Jardine Cycle & Carriage Ltd.	3,000	104,325

		612,809

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	2,100	88,158
Graham Holdings Co.-Class B	200	135,388
Gree, Inc. (b)	3,190	29,245
H&R Block, Inc.	10,350	308,223

		561,014

Hotels, Restaurants & Leisure - 1.0%
Accor SA	5,212	275,911
Carnival Corp.	16,600	664,498
Carnival PLC	5,663	230,411
Chipotle Mexican Grill, Inc.-Class A (a)	1,200	656,508
Compass Group PLC	54,484	910,394
Crown Resorts Ltd.	11,097	168,258

Company	Shares	U.S. $ Value
Darden Restaurants, Inc.	4,950	$248,094
Flight Centre Travel Group Ltd.	1,667	77,382
Galaxy Entertainment Group Ltd.	70,800	568,228
Genting Singapore PLC	186,000	199,575
International Game Technology	9,400	117,970
Marriott International, Inc./DE-Class A	8,500	523,770
McDonald’s Corp.	37,850	3,839,125
McDonald’s Holdings Co. Japan Ltd. (b)	2,000	56,608
MGM China Holdings Ltd.	28,600	99,666
Oriental Land Co., Ltd./Japan	1,600	267,047
Sands China Ltd.	73,400	536,834
Shangri-La Asia Ltd.	42,000	66,596
SJM Holdings Ltd.	58,500	167,562
Sodexo	2,888	310,633
Starbucks Corp.	28,600	2,094,664
Starwood Hotels & Resorts Worldwide, Inc.	7,250	578,913
TABCORP Holdings Ltd.	22,918	74,317
Tatts Group Ltd.	43,058	121,962
TUI Travel PLC	15,330	105,522
Whitbread PLC	5,577	391,561
William Hill PLC	26,348	157,202
Wyndham Worldwide Corp.	4,950	365,954
Wynn Macau Ltd.	47,200	196,279
Wynn Resorts Ltd.	3,100	666,407
Yum! Brands, Inc.	16,900	1,306,539

		16,044,390

Household Durables - 0.3%
Casio Computer Co., Ltd.	6,300	84,434
DR Horton, Inc.	10,750	254,560
Electrolux AB - Class B	7,258	182,914
Garmin Ltd. (b)	4,630	272,753
Harman International Industries, Inc.	2,550	267,826
Husqvarna AB-Class B	12,275	96,256
Iida Group Holdings Co., Ltd.	4,934	74,631
Leggett & Platt, Inc.	5,350	181,472
Lennar Corp.-Class A	6,700	274,030
Mohawk Industries, Inc. (a)	2,300	312,018
Newell Rubbermaid, Inc.	10,850	317,688
Nikon Corp.	10,400	165,484
Panasonic Corp.	67,200	725,101
PulteGroup, Inc.	13,050	255,258
Rinnai Corp.	1,200	105,576
Sekisui House Ltd.	16,000	211,452
Sharp Corp./Japan (a)(b)	46,000	131,140
Sony Corp.	31,600	509,764
Techtronic Industries Co.	41,800	131,019
Whirlpool Corp.	3,000	430,650

		4,984,026

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	14,120	4,413,206
ASOS PLC (a)	1,650	125,716
Expedia, Inc.	3,940	288,802
NetFlix, Inc. (a)	2,260	944,296
Priceline Group, Inc. (The) (a)	1,960	2,506,115
Rakuten, Inc.	24,210	315,391

Company	Shares	U.S. $ Value
TripAdvisor, Inc. (a)	4,200	$408,114

		9,001,640

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	4,350	233,595
Mattel, Inc.	12,800	497,024
Namco Bandai Holdings, Inc.	5,400	118,387
Sankyo Co., Ltd.	1,500	55,979
Sega Sammy Holdings, Inc.	5,700	110,162
Shimano, Inc.	2,400	248,225
Yamaha Corp.	5,100	79,900

		1,343,272

Media - 1.8%
Altice SA (a)	1,854	134,704
Axel Springer SE	1,194	76,988
British Sky Broadcasting Group PLC	31,275	462,634
Cablevision Systems Corp.-Class A	8,100	142,803
CBS Corp. - Class B	21,250	1,266,712
Comcast Corp. - Class A	99,000	5,167,800
Dentsu, Inc.	6,600	262,043
DIRECTV (a)	18,600	1,533,384
Discovery Communications, Inc.-Class A (a)	8,550	658,008
Eutelsat Communications SA	4,695	164,380
Gannett Co., Inc.	8,600	238,994
Hakuhodo DY Holdings, Inc.	7,100	64,495
Interpublic Group of Cos., Inc. (The)	15,750	301,140
ITV PLC	116,193	354,915
JCDecaux SA	2,088	83,158
Kabel Deutschland Holding AG	704	100,188
Lagardere SCA	3,616	125,983
News Corp.-Class A (a)	18,875	322,008
Omnicom Group, Inc.	9,750	693,712
Pearson PLC	24,958	489,883
ProSiebenSat.1 Media AG	6,648	302,959
Publicis Groupe SA (b)	5,569	480,850
REA Group Ltd.	1,588	67,385
Reed Elsevier NV	21,357	477,714
Reed Elsevier PLC	35,474	566,134
RTL Group SA (a)(b)	1,205	139,732
Scripps Networks Interactive, Inc.-Class A	4,150	317,309
SES SA	9,301	337,886
Singapore Press Holdings Ltd. (b)	48,000	156,985
Sky Deutschland AG (a)	13,215	123,405
Telenet Group Holding NV (a)	1,625	97,372
Time Warner Cable, Inc.-Class A	10,700	1,510,412
Time Warner, Inc.	34,400	2,402,152
Toho Co., Ltd./Tokyo	3,500	75,377
Twenty-First Century Fox, Inc.-Class A	74,500	2,638,045
Viacom, Inc.-Class B	15,400	1,314,082
Walt Disney Co. (The)	62,088	5,216,013
Wolters Kluwer NV	9,285	277,942
WPP PLC	41,109	889,028

		30,034,714

Company	Shares	U.S. $ Value
Multiline Retail - 0.3%
Dollar General Corp. (a)	11,180	$601,260
Dollar Tree, Inc. (a)	7,920	419,998
Don Quijote Holdings Co., Ltd.	1,800	106,546
Family Dollar Stores, Inc.	3,660	214,476
Harvey Norman Holdings Ltd. (b)	16,138	48,189
Isetan Mitsukoshi Holdings Ltd.	10,200	134,052
J Front Retailing Co., Ltd.	14,000	101,066
Kohl’s Corp.	7,660	417,010
Macy’s, Inc.	14,010	839,059
Marks & Spencer Group PLC	49,716	375,345
Marui Group Co., Ltd.	7,200	68,309
Next PLC	4,741	529,170
Nordstrom, Inc.	5,420	368,885
Takashimaya Co., Ltd.	7,392	72,920
Target Corp.	24,020	1,363,375

		5,659,660

Specialty Retail - 1.0%
ABC-Mart, Inc.	800	40,976
AutoNation, Inc. (a)	2,430	138,923
AutoZone, Inc. (a)	1,310	697,575
Bed Bath & Beyond, Inc. (a)	8,150	495,927
Best Buy Co., Inc.	10,340	286,004
CarMax, Inc. (a)	8,470	375,306
Fast Retailing Co., Ltd.	1,700	565,047
GameStop Corp.-Class A	4,410	166,919
Gap, Inc. (The)	10,040	413,949
Hennes & Mauritz AB-Class B	28,966	1,224,861
Hikari Tsushin, Inc.	500	40,044
Home Depot, Inc. (The)	53,490	4,291,503
Inditex SA	6,665	967,916
Kingfisher PLC	72,100	474,848
L Brands, Inc.	9,250	530,857
Lowe’s Cos., Inc.	39,740	1,870,959
Nitori Holdings Co., Ltd.	2,100	103,321
O’Reilly Automotive, Inc. (a)	4,080	603,636
PetSmart, Inc.	3,920	225,282
Ross Stores, Inc.	8,210	561,974
Sanrio Co., Ltd. (b)	1,500	40,544
Shimamura Co., Ltd.	700	67,874
Sports Direct International PLC (a)	8,206	108,481
Staples, Inc.	25,040	281,700
Tiffany & Co.	4,170	414,540
TJX Cos., Inc. (The)	27,020	1,471,239
Tractor Supply Co.	5,323	346,101
Urban Outfitters, Inc. (a)	4,130	138,438
USS Co., Ltd.	6,680	109,654
Yamada Denki Co., Ltd.	26,500	98,036

		17,152,434

Textiles, Apparel & Luxury Goods - 0.7%
Adidas AG	6,405	687,965
Asics Corp.	5,000	108,332
Burberry Group PLC	13,540	348,144
Christian Dior SA	1,670	349,436
Cie Financiere Richemont SA	15,910	1,678,744

Company	Shares	U.S. $ Value
Coach, Inc.	10,600	$431,526
Fossil Group, Inc. (a)	1,879	196,844
Hugo Boss AG	994	141,370
Kering	2,328	514,289
Li & Fung Ltd.	178,000	257,674
Luxottica Group SpA	5,119	292,433
LVMH Moet Hennessy Louis Vuitton SA	8,509	1,692,593
Michael Kors Holdings Ltd. (a)	6,810	642,728
NIKE, Inc.-Class B	28,350	2,180,398
Pandora A/S	3,173	235,453
PVH Corp.	3,111	409,501
Ralph Lauren Corp.	2,250	345,330
Swatch Group AG (The)	948	560,583
Swatch Group AG (The) (REG)	1,512	166,087
Under Armour, Inc.-Class A (a)	6,175	313,628
VF Corp.	13,400	844,468
Yue Yuen Industrial Holdings Ltd.	22,500	69,648

		12,467,174

		126,461,296

Consumer Staples - 6.5%
Beverages - 1.4%
Anheuser-Busch InBev NV	24,498	2,690,036
Asahi Group Holdings Ltd.	11,800	333,903
Brown-Forman Corp.-Class B	6,150	569,920
Carlsberg A/S - Class B	3,278	341,947
Coca-Cola Amatil Ltd.	17,279	152,508
Coca-Cola Co. (The)	144,200	5,899,222
Coca-Cola Enterprises, Inc.	9,150	417,606
Coca-Cola HBC AG (a)	6,028	138,666
Constellation Brands, Inc.-Class A (a)	6,300	530,019
Diageo PLC	76,524	2,463,930
Dr Pepper Snapple Group, Inc.	7,600	438,520
Heineken Holding NV	3,121	206,047
Heineken NV	7,028	495,671
Kirin Holdings Co., Ltd.	25,000	354,950
Molson Coors Brewing Co.-Class B	6,000	394,380
Monster Beverage Corp. (a)	5,160	358,001
PepsiCo, Inc.	58,250	5,145,222
Pernod Ricard SA	6,494	796,309
Remy Cointreau SA (b)	739	68,501
SABMiller PLC (London)	29,365	1,632,352
Suntory Beverage & Food Ltd.	4,225	161,401
Treasury Wine Estates Ltd.	19,722	95,800

		23,684,911

Food & Staples Retailing - 1.4%
Aeon Co., Ltd.	19,300	233,615
Carrefour SA	18,835	684,660
Casino Guichard Perrachon SA	1,746	224,895
Colruyt SA	2,288	128,220
Costco Wholesale Corp.	16,600	1,925,932
CVS Caremark Corp.	45,250	3,543,980
Delhaize Group SA (b)	3,145	223,880
Distribuidora Internacional de Alimentacion SA	18,847	174,265
FamilyMart Co., Ltd.	1,800	77,374
J Sainsbury PLC	37,555	218,079

Company	Shares	U.S. $ Value
Jeronimo Martins SGPS SA (b)	7,595	$129,705
Koninklijke Ahold NV	28,313	514,870
Kroger Co. (The)	19,700	940,478
Lawson, Inc.	2,000	144,028
Metcash Ltd.	26,759	70,974
Metro AG (a)	4,938	206,636
Olam International Ltd.	37,000	69,082
Safeway, Inc.	9,350	321,079
Seven & I Holdings Co., Ltd.	23,000	923,759
Sysco Corp.	22,050	827,537
Tesco PLC	246,716	1,256,086
Wal-Mart Stores, Inc.	61,450	4,717,516
Walgreen Co.	33,100	2,380,221
Wesfarmers Ltd.	34,916	1,410,675
Whole Foods Market, Inc.	14,100	539,184
WM Morrison Supermarkets PLC	64,038	216,965
Woolworths Ltd.	38,262	1,338,275

		23,441,970

Food Products - 1.6%
Ajinomoto Co., Inc.	18,000	281,872
Archer-Daniels-Midland Co.	24,950	1,121,253
Aryzta AG (a)	2,692	251,298
Associated British Foods PLC	10,850	549,365
Barry Callebaut AG (a)	67	88,643
Calbee, Inc.	2,292	64,685
Campbell Soup Co.	6,800	312,120
ConAgra Foods, Inc.	15,950	515,185
Danone SA	17,324	1,291,834
General Mills, Inc.	24,050	1,321,067
Golden Agri-Resources Ltd.	215,000	98,751
Hershey Co. (The)	5,700	554,838
Hormel Foods Corp.	5,100	250,971
JM Smucker Co. (The)	4,000	410,400
Kellogg Co.	9,750	672,555
Kerry Group PLC - Class A	4,819	366,880
Keurig Green Mountain, Inc.	4,944	557,584
Kikkoman Corp.	4,000	80,766
Kraft Foods Group, Inc.	22,600	1,343,796
Lindt & Spruengli AG	29	143,721
Lindt & Spruengli AG (REG)	4	237,856
McCormick & Co., Inc./MD	5,000	361,550
Mead Johnson Nutrition Co.-Class A	7,650	684,446
MEIJI Holdings Co., Ltd.	1,900	120,179
Mondelez International, Inc.-Class A	66,600	2,505,492
Nestle SA	98,266	7,715,064
Nippon Meat Packers, Inc.	5,000	97,612
Nisshin Seifun Group, Inc.	5,500	64,109
Nissin Foods Holdings Co., Ltd.	1,800	87,709
Orkla ASA	24,838	220,097
Tate & Lyle PLC	14,070	163,414
Toyo Suisan Kaisha Ltd.	3,000	91,464
Tyson Foods, Inc.-Class A	10,300	437,338
Unilever NV	49,638	2,153,209
Unilever PLC	39,110	1,758,464
Wilmar International Ltd.	58,000	148,618
Yakult Honsha Co., Ltd.	2,700	135,938

Company	Shares	U.S. $ Value
Yamazaki Baking Co., Ltd.	3,000	$35,482

		27,295,625

Household Products - 0.9%
Clorox Co. (The)	4,900	439,138
Colgate-Palmolive Co.	33,400	2,284,560
Henkel AG & Co. KGaA	3,563	361,439
Henkel AG & Co. KGaA (Preference Shares)	5,467	631,523
Kimberly-Clark Corp.	14,500	1,629,075
Procter & Gamble Co. (The)	103,300	8,345,607
Reckitt Benckiser Group PLC	19,749	1,690,566
Svenska Cellulosa AB SCA-Class B	17,959	500,022
Unicharm Corp.	3,800	230,952

		16,112,882

Personal Products - 0.2%
Avon Products, Inc.	16,450	235,070
Beiersdorf AG	3,093	312,561
Estee Lauder Cos., Inc. (The)-Class A	9,700	743,214
Kao Corp.	15,700	623,079
L’Oreal SA	7,348	1,282,672
Shiseido Co., Ltd.	11,000	185,654

		3,382,250

Tobacco - 1.0%
Altria Group, Inc.	75,900	3,154,404
British American Tobacco PLC	57,510	3,482,281
Imperial Tobacco Group PLC	29,369	1,326,236
Japan Tobacco, Inc.	33,519	1,138,588
Lorillard, Inc.	13,950	867,271
Philip Morris International, Inc.	60,850	5,387,659
Reynolds American, Inc.	11,850	706,616
Swedish Match AB	6,241	218,268

		16,281,323

		110,198,961

Energy - 5.8%
Energy Equipment & Services - 0.9%
Aker Solutions ASA	4,592	80,793
AMEC PLC	8,970	181,857
Baker Hughes, Inc.	16,800	1,184,736
Cameron International Corp. (a)	9,000	575,550
Diamond Offshore Drilling, Inc.	2,600	132,756
Ensco PLC-Class A	8,850	466,041
FMC Technologies, Inc. (a)	8,950	519,637
Fugro NV	2,262	130,575
Halliburton Co.	32,250	2,084,640
Helmerich & Payne, Inc.	4,050	445,298
Nabors Industries Ltd.	9,850	258,366
National Oilwell Varco, Inc.	16,250	1,330,388
Noble Corp. PLC	9,600	302,016
Petrofac Ltd.	7,827	165,569
Rowan Cos. PLC-Class A	4,700	145,512
Saipem SpA (a)	7,989	208,406
Schlumberger Ltd.	50,050	5,207,202
Seadrill Ltd. (b)	11,467	432,748
Subsea 7 SA	8,576	171,437

Company	Shares	U.S. $ Value
Technip SA	3,119	$335,222
Tenaris SA	14,482	324,408
Transocean Ltd. (b)	12,815	544,509
Transocean Ltd. (Zurich) (b)	10,991	464,336
WorleyParsons Ltd.	6,235	93,358

		15,785,360

Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	19,100	1,964,626
Apache Corp.	15,150	1,412,283
BG Group PLC	103,891	2,130,324
BP PLC	562,731	4,743,569
Cabot Oil & Gas Corp.	15,950	578,028
Caltex Australia Ltd.	4,073	84,893
Chesapeake Energy Corp.	19,150	549,988
Chevron Corp.	73,050	8,969,809
ConocoPhillips	46,550	3,721,207
CONSOL Energy, Inc.	8,650	382,071
Delek Group Ltd.	144	61,118
Denbury Resources, Inc.	13,900	234,771
Devon Energy Corp.	14,450	1,067,855
ENI SpA	77,518	1,974,250
EOG Resources, Inc.	20,900	2,211,220
EQT Corp.	5,700	609,216
Exxon Mobil Corp.	165,953	16,683,255
Galp Energia SGPS SA	11,749	208,223
Hess Corp.	10,800	986,040
Idemitsu Kosan Co., Ltd.	2,700	56,199
Inpex Corp.	26,735	387,280
JX Holdings, Inc.	68,000	355,451
Kinder Morgan, Inc./DE	25,485	850,944
Koninklijke Vopak NV	2,218	113,127
Lundin Petroleum AB (a)	6,714	131,431
Marathon Oil Corp.	26,400	967,824
Marathon Petroleum Corp.	11,400	1,019,046
Murphy Oil Corp.	6,650	410,106
Neste Oil Oyj (b)	3,868	79,195
Newfield Exploration Co. (a)	5,150	187,872
Noble Energy, Inc.	13,700	987,359
Occidental Petroleum Corp.	30,650	3,055,498
OMV AG	4,556	188,824
ONEOK, Inc.	7,800	503,022
Origin Energy Ltd.	33,503	471,342
Peabody Energy Corp.	10,200	164,832
Phillips 66	22,750	1,928,972
Pioneer Natural Resources Co.	5,500	1,155,880
QEP Resources, Inc.	6,750	215,595
Range Resources Corp.	6,200	576,290
Repsol SA	26,234	739,250
Royal Dutch Shell PLC-Class A	118,780	4,670,797
Royal Dutch Shell PLC-Class B	74,514	3,045,953
Santos Ltd.	29,569	400,354
Showa Shell Sekiyu KK	5,700	61,761
Southwestern Energy Co. (a)	13,350	607,024
Spectra Energy Corp.	25,400	1,030,732
Statoil ASA	34,077	1,044,384
Tesoro Corp.	5,000	281,000
TonenGeneral Sekiyu KK	8,000	76,917

Company	Shares	U.S. $ Value
Total SA (b)	65,207	$4,577,958
Tullow Oil PLC	27,754	392,912
Valero Energy Corp.	20,450	1,146,222
Williams Cos., Inc. (The)	25,900	1,216,264
Woodside Petroleum Ltd.	20,165	792,557

		82,462,920

		98,248,280

Materials - 3.3%
Chemicals - 1.8%
Air Liquide SA	9,535	1,388,526
Air Products & Chemicals, Inc.	8,000	959,760
Air Water, Inc.	4,000	62,082
Airgas, Inc.	2,500	265,800
Akzo Nobel NV	7,364	551,953
Arkema SA	1,722	176,236
Asahi Kasei Corp.	38,000	285,172
BASF SE	27,988	3,225,490
CF Industries Holdings, Inc.	2,200	535,282
Croda International PLC	4,213	186,152
Daicel Corp.	8,000	73,202
Dow Chemical Co. (The)	46,050	2,400,126
Eastman Chemical Co.	5,850	516,321
Ecolab, Inc.	10,300	1,124,657
EI du Pont de Nemours & Co.	35,200	2,439,712
EMS-Chemie Holding AG (REG)	261	98,013
FMC Corp.	5,050	386,628
Fuchs Petrolub SE (Preference Shares)	1,122	106,427
Givaudan SA (a)	285	467,925
Hitachi Chemical Co., Ltd.	3,200	49,847
Incitec Pivot Ltd.	49,487	126,886
International Flavors & Fragrances, Inc.	3,100	307,706
Israel Chemicals Ltd.	13,439	118,609
Israel Corp., Ltd. (The) (a)	82	47,859
Johnson Matthey PLC	6,275	338,184
JSR Corp.	5,400	91,168
K&S AG	5,338	185,781
Kaneka Corp.	8,000	50,167
Kansai Paint Co., Ltd.	7,000	110,526
Koninklijke DSM NV	5,252	379,020
Kuraray Co., Ltd.	10,500	126,591
Lanxess AG (b)	2,789	198,354
Linde AG (b)	5,665	1,184,345
LyondellBasell Industries NV-Class A	16,640	1,656,845
Mitsubishi Chemical Holdings Corp.	41,000	170,391
Mitsubishi Gas Chemical Co., Inc.	11,000	64,666
Mitsui Chemicals, Inc.	24,000	59,943
Monsanto Co.	19,950	2,430,908
Mosaic Co. (The)	12,900	644,871
Nippon Paint Co., Ltd.	5,000	80,262
Nitto Denko Corp.	4,800	222,523
Novozymes A/S-Class B	7,294	357,537
Orica Ltd.	11,299	207,117
PPG Industries, Inc.	5,400	1,088,694
Praxair, Inc.	11,250	1,487,700
Sherwin-Williams Co. (The)	3,300	675,213
Shin-Etsu Chemical Co., Ltd.	12,500	746,924
Sigma-Aldrich Corp.	4,550	448,312

Company	Shares	U.S. $ Value
Sika AG	67	$265,942
Solvay SA	1,822	294,768
Sumitomo Chemical Co., Ltd. (b)	45,000	167,718
Syngenta AG	2,843	1,094,281
Taiyo Nippon Sanso Corp. (b)	7,000	61,633
Teijin Ltd.	28,000	63,845
Toray Industries, Inc.	44,000	281,428
Umicore SA	3,291	158,246
Yara International ASA	5,575	254,600

		31,548,874

Construction Materials - 0.2%
Boral Ltd.	23,661	116,997
CRH PLC	22,464	616,986
Fletcher Building Ltd.	20,700	157,540
HeidelbergCement AG	4,304	371,042
Holcim Ltd. (a)	6,970	611,867
Imerys SA	1,063	89,118
James Hardie Industries PLC	13,325	178,316
Lafarge SA	5,732	495,277
Taiheiyo Cement Corp.	35,000	132,684
Vulcan Materials Co.	4,900	298,753

		3,068,580

Containers & Packaging - 0.1%
Amcor Ltd./Australia	36,407	360,216
Avery Dennison Corp.	3,650	185,055
Ball Corp.	5,450	328,962
Bemis Co., Inc.	3,900	161,499
MeadWestvaco Corp.	6,700	271,886
Owens-Illinois, Inc. (a)	6,250	207,688
Rexam PLC (a)	23,881	212,980
Sealed Air Corp.	7,400	243,682
Toyo Seikan Group Holdings Ltd.	5,000	74,064

		2,046,032

Metals & Mining - 1.1%
Alcoa, Inc.	40,550	551,886
Allegheny Technologies, Inc.	4,050	166,334
Alumina Ltd. (a)	76,738	102,572
Anglo American PLC	42,554	1,041,112
Antofagasta PLC	11,898	157,491
ArcelorMittal (Euronext Amsterdam)	30,467	463,711
BHP Billiton Ltd.	97,866	3,329,419
BHP Billiton PLC	64,359	2,017,846
Boliden AB	8,252	114,859
Daido Steel Co., Ltd.	8,000	39,532
Fortescue Metals Group Ltd.	47,305	194,910
Freeport-McMoRan Copper & Gold, Inc.	39,350	1,339,867
Fresnillo PLC	6,736	91,346
Glencore PLC (a)	323,693	1,757,865
Hitachi Metals Ltd.	6,000	85,372
Iluka Resources Ltd.	12,633	102,546
JFE Holdings, Inc.	15,000	286,205
Kobe Steel Ltd.	92,000	128,105
Maruichi Steel Tube Ltd.	1,400	34,502
Mitsubishi Materials Corp.	34,000	104,492

Company	Shares	U.S. $ Value
Newcrest Mining Ltd. (a)	23,127	$210,446
Newmont Mining Corp.	18,850	431,477
Nippon Steel & Sumitomo Metal Corp.	231,000	654,934
Norsk Hydro ASA	40,521	220,497
Nucor Corp.	12,050	610,092
Randgold Resources Ltd.	2,703	199,282
Rio Tinto Ltd.	13,331	737,502
Rio Tinto PLC	38,762	1,987,891
Sumitomo Metal Mining Co., Ltd.	16,000	243,328
ThyssenKrupp AG (a)	13,757	413,735
United States Steel Corp. (b)	5,450	125,568
Voestalpine AG	3,493	161,805
Yamato Kogyo Co., Ltd.	1,200	34,086

		18,140,615

Paper & Forest Products - 0.1%
International Paper Co.	16,800	800,184
OJI Holdings Corp.	24,000	101,711
Stora Enso Oyj-Class R	16,604	170,331
UPM-Kymmene Oyj	16,224	285,912

		1,358,138

		56,162,239

Equity: Other - 2.6%
Diversified/Specialty - 2.0%
Activia Properties, Inc.	15	126,056
Aedifica SA	650	45,011
Affine SA	400	7,852
Alexander’s, Inc.	190	69,730
Alexandria Real Estate Equities, Inc.	5,460	415,451
American Assets Trust, Inc.	2,650	90,895
American Homes 4 Rent-Class A	10,150	178,843
ANF Immobilier	500	16,106
Artis Real Estate Investment Trust	9,600	139,268
Australand Property Group	26,950	107,744
Azrieli Group	2,800	90,945
Beni Stabili SpA	63,050	55,714
BioMed Realty Trust, Inc.	14,700	318,990
British Land Co. PLC	105,355	1,264,147
CA Immobilien Anlagen AG (a)(b)	5,569	103,262
Campus Crest Communities, Inc.	4,900	43,463
Canadian Real Estate Investment Trust	5,200	217,918
CapitaLand Ltd.	271,950	692,474
Chambers Street Properties	18,100	144,800
Cheung Kong Holdings Ltd.	42,000	751,820
City Developments Ltd.	57,450	474,771
Cofinimmo	1,320	157,840
Conwert Immobilien Invest SE (a)	4,694	57,646
Country Garden Holdings Co., Ltd.	334,749	141,384
Daejan Holdings PLC	405	33,176
Dexus Property Group	608,792	632,835
DIC Asset AG	2,600	27,898
Digital Realty Trust, Inc. (b)	9,810	564,075
Dios Fastigheter AB	2,850	23,982
Dream Office Real Estate Investment Trust	7,950	213,799
Duke Realty Corp.	24,860	440,022
DuPont Fabros Technology, Inc.	4,990	127,594

Company	Shares	U.S. $ Value
Eurobank Properties Real Estate Investment Co.	1,850	$19,796
F&C Commercial Property Trust Ltd.	37,883	77,215
Fastighets AB Balder-Class B (a)	6,900	90,806
Fonciere Des Regions	3,475	347,834
Forest City Enterprises, Inc.-Class A (a)	11,410	217,132
Gecina SA	2,099	299,673
GPT Group	170,715	620,047
Granite Real Estate Investment Trust (Toronto)	3,600	132,141
H&R Real Estate Investment Trust	20,506	441,400
Hamborner REIT AG	3,450	36,071
Hang Lung Properties Ltd.	238,500	759,798
Helical Bar PLC	7,550	50,621
Hemfosa Fastigheter AB (a)	3,034	50,778
Henderson Land Development Co., Ltd.	107,440	700,239
Hulic Co., Ltd.	29,824	392,466
Hysan Development Co., Ltd.	67,150	334,463
ICADE	3,670	367,346
Inmobiliaria Colonial SA (a)	9,200	7,718
Investors Real Estate Trust	8,160	72,461
Keppel Land Ltd.	75,350	209,333
Kerry Properties Ltd.	68,400	225,125
Kiwi Income Property Trust	77,650	79,124
Klovern AB	5,690	30,451
Kungsleden AB	10,450	81,649
Land Securities Group PLC	84,074	1,507,054
Lend Lease Group	16,495	206,286
Lexington Realty Trust	17,430	197,830
Londonmetric Property PLC	44,677	108,587
Mapletree Commercial Trust	97,850	104,963
Mitsubishi Estate Co., Ltd.	134,190	3,277,488
Mitsui Fudosan Co., Ltd.	89,990	2,866,483
Mobimo Holding AG (a)	500	105,469
Morguard Real Estate Investment Trust	2,650	41,939
New World China Land Ltd.	198,350	165,274
New World Development Co., Ltd.	443,550	509,179
Nieuwe Steen Investments NV	9,924	62,606
Nomura Real Estate Holdings, Inc.	12,880	248,950
Nomura Real Estate Master Fund, Inc.	161	183,859
Premier Investment Corp.	15	58,579
Quintain Estates & Development PLC (a)	34,812	55,434
Redefine International PLC/Isle of Man	60,250	59,787
Schroder Real Estate Investment Trust Ltd.	29,913	26,825
Select Income REIT	2,100	60,333
Shui On Land Ltd.	261,800	69,005
Silver Bay Realty Trust Corp.	2,800	44,436
Sino Land Co., Ltd.	316,660	490,172
SOHO China Ltd.	117,750	92,397
Spirit Realty Capital, Inc.	27,176	306,817
Sponda Oyj	18,410	95,191
ST Modwen Properties PLC	12,623	78,054
Sumitomo Realty & Development Co., Ltd.	43,540	1,880,544
Sun Hung Kai Properties Ltd.	167,450	2,294,052
Suntec Real Estate Investment Trust	156,750	224,489
Swire Pacific Ltd.-Class A	19,000	226,094
Swire Properties Ltd.	125,000	389,235
TAG Immobilien AG (b)	9,470	118,931
Tokyu REIT, Inc.	70	95,772
Top REIT, Inc.	12	55,380
Unite Group PLC (The)	14,773	104,575

Company	Shares	U.S. $ Value
United Urban Investment Corp. (b)	284	$455,251
UOL Group Ltd.	49,400	260,109
Vornado Realty Trust	19,460	2,083,777
Wallenstam AB-Class B	7,650	131,438
Washington Real Estate Investment Trust	5,040	130,183
Wereldhave Belgium NV	150	19,247
Wereldhave NV	1,670	148,859
Wharf Holdings Ltd.	161,300	1,147,236
Wheelock & Co., Ltd.	27,000	109,399
Wihlborgs Fastigheter AB	5,070	97,034
Winthrop Realty Trust	2,450	36,750
WP Carey, Inc.	6,459	411,051

		34,861,601

Health Care - 0.5%
Chartwell Retirement Residences	13,150	128,068
Extendicare, Inc./US (b)	6,600	44,739
HCP, Inc.	52,000	2,171,000
Health Care REIT, Inc.	33,120	2,094,178
Healthcare Realty Trust, Inc.	7,300	181,989
Healthcare Trust of America, Inc.-Class A	18,100	219,010
LTC Properties, Inc.	2,650	105,311
Medical Properties Trust, Inc.	12,330	166,702
National Health Investors, Inc.	2,250	141,120
Omega Healthcare Investors, Inc. (b)	9,490	350,086
Primary Health Properties PLC (b)	8,095	47,728
Sabra Health Care REIT, Inc.	2,850	83,448
Senior Housing Properties Trust	14,380	344,832
Universal Health Realty Income Trust	960	41,558
Ventas, Inc.	33,670	2,249,156

		8,368,925

Triple Net - 0.1%
Agree Realty Corp.	1,050	32,382
EPR Properties	4,060	218,915
Getty Realty Corp.	1,900	37,126
National Retail Properties, Inc.	9,250	323,565
Realty Income Corp. (b)	15,867	687,041

		1,299,029

		44,529,555

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	200,104	7,097,689
Belgacom SA	4,590	152,030
Bezeq The Israeli Telecommunication Corp., Ltd.	58,061	104,219
BT Group PLC	240,270	1,600,239
CenturyLink, Inc.	22,450	845,692
Deutsche Telekom AG	94,944	1,603,226
Elisa Oyj	4,287	127,629
Frontier Communications Corp.	37,940	219,673
HKT Trust and HKT Ltd.	68,200	73,234
Iliad SA	807	257,965
Inmarsat PLC	12,977	159,356
Koninklijke KPN NV (a)	97,311	360,334
Nippon Telegraph & Telephone Corp.	11,500	680,821
Orange SA	56,339	942,446

Company	Shares	U.S. $ Value
PCCW Ltd.	121,000	$65,861
Singapore Telecommunications Ltd.	242,000	749,052
Swisscom AG	713	425,167
TDC A/S	24,466	238,208
Telecom Corp. of New Zealand Ltd.	55,423	126,680
Telecom Italia SpA (ordinary shares) (a)	305,750	380,049
Telecom Italia SpA (savings shares)	183,099	175,022
Telefonica Deutschland Holding AG (a)	8,424	65,467
Telefonica SA	124,810	2,095,530
Telekom Austria AG (b)	6,682	64,975
Telenor ASA	23,107	548,056
TeliaSonera AB	72,569	537,816
Telstra Corp., Ltd.	132,325	658,450
TPG Telecom Ltd.	8,466	47,007
Verizon Communications, Inc.	157,120	7,849,715
Vivendi SA (a)	36,811	965,234
Windstream Holdings, Inc. (b)	22,630	216,569
Ziggo NV	4,637	218,663

		29,652,074

Wireless Telecommunication Services - 0.4%
KDDI Corp.	17,766	1,061,572
Millicom International Cellular SA (b)	2,044	188,964
NTT DoCoMo, Inc.	46,553	776,129
SoftBank Corp.	29,300	2,129,930
StarHub Ltd.	18,000	60,301
Tele2 AB-Class B	9,609	113,769
Vodafone Group PLC	805,620	2,824,539

		7,155,204

		36,807,278

Utilities - 2.1%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	18,450	984,308
Cheung Kong Infrastructure Holdings Ltd.	18,000	123,711
Chubu Electric Power Co., Inc. (a)	19,600	236,034
Chugoku Electric Power Co., Inc. (The)	9,000	119,878
CLP Holdings Ltd.	57,500	473,798
Contact Energy Ltd.	11,140	51,542
Duke Energy Corp.	26,858	1,909,067
Edison International	12,350	680,979
EDP-Energias de Portugal SA	70,566	333,979
Electricite de France (b)	7,347	257,941
Enel SpA	200,000	1,132,806
Entergy Corp.	6,750	509,085
Exelon Corp.	32,482	1,196,312
FirstEnergy Corp.	15,850	536,047
Fortum Oyj	13,607	332,042
Hokuriku Electric Power Co.	5,100	65,750
Iberdrola SA	155,368	1,118,475
Kansai Electric Power Co., Inc. (The) (a)	21,400	198,091
Kyushu Electric Power Co., Inc. (a)(b)	13,000	143,547
NextEra Energy, Inc.	16,350	1,591,836
Northeast Utilities	12,000	544,800
Pepco Holdings, Inc.	9,450	261,765
Pinnacle West Capital Corp.	4,150	229,993

Company	Shares	U.S. $ Value
Power Assets Holdings Ltd.	42,000	$365,808
PPL Corp.	23,900	838,651
Red Electrica Corp. SA	3,329	285,567
Shikoku Electric Power Co., Inc. (a)	5,400	69,758
Southern Co. (The)	33,500	1,466,630
SP AusNet	50,801	65,373
SSE PLC	29,548	771,222
Terna Rete Elettrica Nazionale SpA	45,804	243,202
Tohoku Electric Power Co., Inc.	13,700	145,885
Tokyo Electric Power Co., Inc. (a)	44,000	178,863
Xcel Energy, Inc.	18,850	579,826

		18,042,571

Gas Utilities - 0.1%
AGL Resources, Inc.	4,500	240,210
APA Group (b)	25,393	165,389
Enagas SA	6,184	181,989
Gas Natural SDG SA	10,747	309,748
Hong Kong & China Gas Co., Ltd.	173,800	419,972
Osaka Gas Co., Ltd.	57,000	227,309
Snam SpA	61,649	361,974
Toho Gas Co., Ltd.	12,000	60,254
Tokyo Gas Co., Ltd.	72,000	408,682

		2,375,527

Independent Power Producers & Energy Traders - 0.1%
AES Corp./VA	24,900	351,090
Electric Power Development Co., Ltd.	3,600	107,117
Enel Green Power SpA	53,172	149,224
NRG Energy, Inc.	12,250	436,590

		1,044,021

Multi-Utilities - 0.8%
AGL Energy Ltd.	17,066	244,974
Ameren Corp.	9,200	362,020
CenterPoint Energy, Inc.	16,250	391,950
Centrica PLC	154,130	868,234
CMS Energy Corp.	10,050	298,988
Consolidated Edison, Inc.	11,100	610,611
Dominion Resources, Inc./VA	22,100	1,524,016
DTE Energy Co.	6,700	510,004
E.ON SE	60,974	1,187,865
GDF Suez	44,114	1,231,204
Integrys Energy Group, Inc.	3,000	173,970
National Grid PLC	113,678	1,698,962
NiSource, Inc.	11,850	442,835
PG&E Corp.	17,000	779,790
Public Service Enterprise Group, Inc.	19,150	746,084
RWE AG	14,891	598,134
SCANA Corp.	5,300	275,600
Sempra Energy	8,700	873,045
Suez Environnement Co. (b)	8,456	169,970
TECO Energy, Inc.	7,700	132,979
United Utilities Group PLC	20,573	299,729
Veolia Environnement SA	12,544	239,678
Wisconsin Energy Corp.	8,550	389,196

		14,049,838

Company	Shares	U.S. $ Value
Water Utilities - 0.0%
Severn Trent PLC	7,361	$243,147

		35,755,104

Retail - 1.7%
Regional Mall - 0.7%
CapitaMall Trust	271,200	448,038
CBL & Associates Properties, Inc.	12,990	244,472
CFS Retail Property Trust Group	226,005	431,711
General Growth Properties, Inc.	58,920	1,404,064
Glimcher Realty Trust	11,080	122,102
Macerich Co. (The)	16,090	1,062,584
Pennsylvania Real Estate Investment Trust	4,960	89,032
Rouse Properties, Inc. (b)	2,750	44,880
Simon Property Group, Inc.	35,890	5,974,249
Taubman Centers, Inc.	4,900	367,010
Westfield Group	207,864	2,072,878

		12,261,020

Shopping Center/Other Retail - 1.0%
Acadia Realty Trust	4,210	116,154
Aeon Mall Co., Ltd.	11,020	278,324
American Realty Capital Properties, Inc.	57,500	713,575
Brixmor Property Group, Inc.	3,150	68,512
BWP Trust	36,310	87,219
Calloway Real Estate Investment Trust	7,750	191,910
Capital & Counties Properties PLC	50,115	284,226
CapitaMalls Asia Ltd.	145,496	273,308
Cedar Realty Trust, Inc.	6,050	37,147
Charter Hall Retail REIT	23,626	88,069
Citycon OYJ	17,630	64,911
Corio NV	7,239	362,296
Crombie Real Estate Investment Trust	5,550	67,564
DDR Corp.	23,320	403,669
Deutsche Euroshop AG	3,515	175,010
Development Securities PLC	9,313	36,915
Equity One, Inc.	4,480	102,861
Eurocommercial Properties NV	3,140	151,340
Excel Trust, Inc.	3,450	45,540
Federal Realty Investment Trust	5,130	613,138
Federation Centres Ltd.	152,577	358,271
First Capital Realty, Inc.	6,330	108,935
Fortune Real Estate Investment Trust	98,950	87,566
Frontier Real Estate Investment Corp.	36	195,496
Hammerson PLC	75,636	753,814
Immobiliare Grande Distribuzione (b)	10,788	19,201
Inland Real Estate Corp.	6,500	69,030
Intu Properties PLC	78,480	414,648
Japan Retail Fund Investment Corp.	248	546,423
Kimco Realty Corp.	46,550	1,066,926
Kite Realty Group Trust	9,850	61,168
Klepierre	10,562	512,889
Link REIT (The)	244,550	1,304,286
Mercialys SA	3,140	70,133
Ramco-Gershenson Properties Trust	5,030	83,498
Regency Centers Corp.	7,020	374,868
Retail Opportunity Investments Corp. (b)	5,450	86,110
Retail Properties of America, Inc.-Class A	14,350	215,824
RioCan Real Estate Investment Trust (Toronto)	23,000	579,720

Company	Shares	U.S. $ Value
Saul Centers, Inc.	990	$47,669
Shaftesbury PLC	19,333	217,410
Tanger Factory Outlet Centers, Inc.	7,190	254,670
Unibail-Rodamco SE	10,396	2,907,238
Urstadt Biddle Properties, Inc.-Class A	1,750	36,260
Vastned Retail NV	1,410	71,860
Weingarten Realty Investors	8,320	264,493
Westfield Retail Trust	323,949	962,743

		15,832,837

		28,093,857

Residential - 1.0%
Multi-Family - 0.8%
Advance Residence Investment Corp.	93	229,848
Agile Property Holdings Ltd.	95,650	75,139
Apartment Investment & Management Co.-Class A	16,620	523,197
Associated Estates Realty Corp.	4,350	75,212
AvalonBay Communities, Inc.	14,530	2,060,935
Boardwalk Real Estate Investment Trust	3,050	180,643
Camden Property Trust	6,500	456,560
Canadian Apartment Properties REIT	8,450	173,941
Daiwahouse Residential Investment Corp. (b)	25	109,496
Deutsche Annington Immobilien SE	4,800	141,331
Deutsche Wohnen AG	21,596	479,413
Deutsche Wohnen AG-New (a)	8,972	193,848
Equity Lifestyle Properties, Inc.	5,730	250,630
Equity Residential	40,000	2,472,000
Essex Property Trust, Inc.	7,081	1,281,378
GAGFAH SA (a)	9,700	161,762
Grainger PLC	31,415	114,406
Home Properties, Inc.	4,350	270,483
Killam Properties, Inc. (b)	3,900	37,802
LEG Immobilien AG	3,750	264,669
Mid-America Apartment Communities, Inc.	5,712	413,263
Mirvac Group	391,556	660,728
Nippon Accommodations Fund, Inc.	36	131,432
Northern Property Real Estate Investment Trust	2,450	61,753
Persimmon PLC (a)	9,168	205,754
Post Properties, Inc.	4,150	212,273
Sekisui Chemical Co., Ltd.	12,000	130,667
Shimao Property Holdings Ltd.	95,500	192,239
Stockland	246,458	895,914
Sun Communities, Inc.	2,640	127,829
UDR, Inc.	19,130	526,458
Wing Tai Holdings Ltd.	29,275	45,539
Yanlord Land Group Ltd. (b)	50,688	47,340

		13,203,882

Self Storage - 0.2%
Big Yellow Group PLC	9,804	82,105
CubeSmart	10,630	193,891
Extra Space Storage, Inc.	8,300	434,505
Public Storage	16,470	2,839,099
Safestore Holdings PLC	15,800	54,756
Sovran Self Storage, Inc.	2,480	190,464

		3,794,820

Company	Shares	U.S. $ Value
Student Housing - 0.0%
American Campus Communities, Inc.	7,970	$309,554
Education Realty Trust, Inc.	8,780	91,839

		401,393

		17,400,095

Office - 0.8%
Office - 0.8%
Allied Properties Real Estate Investment Trust	5,200	167,946
Allreal Holding AG (a)	730	99,844
Alstria Office REIT-AG (a)	5,170	69,263
Befimmo SA	1,270	94,783
Boston Properties, Inc.	17,400	2,099,832
Brandywine Realty Trust	12,000	183,600
CapitaCommercial Trust	210,300	283,498
Castellum AB	12,560	216,185
Champion REIT	177,900	84,551
Cominar Real Estate Investment Trust	9,705	168,537
CommonWealth REIT	9,030	237,579
Corporate Office Properties Trust	6,250	172,187
Cousins Properties, Inc.	13,464	161,568
Cromwell Property Group	110,350	102,252
Derwent London PLC	7,020	322,183
Douglas Emmett, Inc.	10,090	286,455
Dream Global Real Estate Investment Trust	7,200	63,813
Empire State Realty Trust, Inc.-Class A	5,750	94,243
Fabege AB	10,140	143,275
First Potomac Realty Trust	4,450	58,206
Franklin Street Properties Corp.	6,720	84,134
Government Properties Income Trust	4,170	106,418
Great Portland Estates PLC	26,281	287,106
Highwoods Properties, Inc.	6,880	279,190
Hongkong Land Holdings Ltd.	90,200	633,918
Hudson Pacific Properties, Inc.	3,800	90,060
Hufvudstaden AB-Class A	8,480	122,407
Intervest Offices & Warehouses	500	15,093
Investa Office Fund	46,033	143,779
Japan Excellent, Inc.	80	109,089
Japan Prime Realty Investment Corp.	85	305,981
Japan Real Estate Investment Corp.	128	750,197
Kenedix Office Investment Corp.-Class A	22	115,268
Keppel REIT	112,800	117,561
Kilroy Realty Corp.	6,320	382,866
Liberty Property Trust	11,180	432,778
Mack-Cali Realty Corp.	6,670	145,073
Mori Hills REIT Investment Corp.	90	122,084
Mori Trust Sogo Reit, Inc. (b)	80	126,575
Nippon Building Fund, Inc.	144	845,604
Nomura Real Estate Office Fund, Inc.	27	126,091
Norwegian Property ASA (a)	39,900	50,059
NTT Urban Development Corp.	11,817	119,132
Orix JREIT, Inc.	121	161,939
Parkway Properties, Inc./MD	5,350	106,840
Piedmont Office Realty Trust, Inc.-Class A (b)	11,800	219,716
Prime Office AG (a)	4,950	23,144
PS Business Parks, Inc.	1,540	129,653
PSP Swiss Property AG (a)	3,030	274,940

Company	Shares	U.S. $ Value
SL Green Realty Corp.	7,280	$797,087
Societe de la Tour Eiffel	450	32,020
Swiss Prime Site AG (a)	5,938	477,533
Technopolis Oyj	7,300	43,406
Tokyo Tatemono Co., Ltd.	42,910	393,988
Workspace Group PLC	7,947	76,328

		13,356,857

Lodging - 0.2%
Lodging - 0.2%
Ashford Hospitality Trust, Inc.	4,860	52,002
CDL Hospitality Trusts	48,088	66,604
Chesapeake Lodging Trust	3,750	109,388
DiamondRock Hospitality Co.	14,920	185,306
FelCor Lodging Trust, Inc.	9,490	93,382
Hersha Hospitality Trust	13,140	83,176
Hospitality Properties Trust	11,410	331,004
Host Hotels & Resorts, Inc.	85,640	1,890,075
InnVest Real Estate Investment Trust	6,450	30,694
InterContinental Hotels Group PLC	7,874	312,080
LaSalle Hotel Properties	7,950	262,270
Pebblebrook Hotel Trust	4,900	174,146
RLJ Lodging Trust	9,350	259,089
Strategic Hotels & Resorts, Inc. (a)	12,800	139,520
Sunstone Hotel Investors, Inc.	13,980	205,366

		4,194,102

Total Common Stocks (cost $904,061,930)		1,158,538,617

INVESTMENT COMPANIES - 10.6%
Funds and Investment Trusts - 10.6%
F&C UK Real Estate Investment Ltd.	16,260	22,704
iShares Core MSCI Emerging Markets ETF (b)	2,529,990	128,902,990
iShares International Developed Real Estate ETF	13,023	417,778
iShares US Real Estate ETF (b)	5,806	416,058
Medicx Fund Ltd.	25,975	35,738
Picton Property Income Ltd.	29,034	30,052
SPDR S&P 500 ETF Trust	72,830	14,029,243
Standard Life Investment Property Income Trust PLC	11,850	15,195
UK Commercial Property Trust Ltd./fund	31,099	42,641
Vanguard REIT ETF (b)	485,260	36,244,069

Total Investment Companies (cost $176,469,768)		180,156,468

WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a)(b) (cost $0)	13,870	17,693

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.0%
Industrials - 0.0%
Rolls-Royce Holdings-Class C (a) (cost $12,881)		7,655,554	$12,832

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Banco Espirito Santo SA, expiring 6/03/14 (a)(b) (cost $0)		54,936	10,035

SHORT-TERM INVESTMENTS - 20.1%
Investment Companies - 19.8%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.07% (c)(d) (cost $334,473,525)		334,473,525	334,473,525

	Principal Amount (000)
U.S. TREASURY BILLS - 0.3%
U.S. Treasury Bill
Zero Coupon, 6/26/14	U.S.$	4,000	3,999,880
Zero Coupon, 7/17/14 (e)		1,500	1,499,942

Total U.S. Treasury Bills (cost $5,499,822)			5,499,822

Total Short-Term Investments (cost $339,973,347)			339,973,347

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $1,420,517,926)			1,678,708,992

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AllianceBernstein Exchange Reserves-Class I, 0.07% (d) (cost $22,068,874)		22,068,874	22,068,874

Total Investments - 100.4% (cost $1,442,586,800) (f)			1,700,777,866
Other assets less liabilities - (0.4)%			(7,414,949)

Net Assets - 100.0%			$1,693,362,917

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	269	June 2014	$11,011,187	$11,880,670	$869,483
FTSE 100 Index Futures	24	June 2014	2,654,040	2,744,607	90,567
Hang Seng Index Futures	5	June 2014	737,555	738,751	1,196
Mini MSCI EAFE Futures	9	June 2014	872,586	881,415	8,829
S&P 500 E Mini Futures	713	June 2014	65,361,412	68,501,475	3,140,063
S&P Mid 400 E Mini Futures	730	June 2014	99,231,606	100,506,400	1,274,794
S&P TSX 60 Index Futures	288	June 2014	43,077,316	44,383,289	1,305,973
SPI 200 Futures	20	June 2014	2,491,398	2,560,683	69,285
TOPIX Index Futures	38	June 2014	4,554,434	4,484,971	(69,463)

					$6,690,727

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CAD	2,052	USD	1,838	6/18/14	$(53,715)
Barclays Bank PLC	EUR	1,329	USD	1,842	6/18/14	30,089
Barclays Bank PLC	GBP	1,983	USD	3,345	6/18/14	21,518
Barclays Bank PLC	JPY	4,875,532	USD	48,038	6/18/14	140,755
Barclays Bank PLC	USD	2,091	JPY	216,975	6/18/14	40,884
BNP Paribas SA	AUD	30,512	USD	27,307	6/18/14	(1,059,791)
BNP Paribas SA	GBP	11,971	USD	19,888	6/18/14	(175,598)
BNP Paribas SA	USD	47,005	CAD	51,450	6/18/14	427,005
Citibank, NA	EUR	2,388	USD	3,286	6/18/14	31,269
Citibank, NA	GBP	1,339	USD	2,227	6/18/14	(17,073)
Credit Suisse International	AUD	5,505	USD	4,965	6/18/14	(152,730)
Credit Suisse International	USD	32,724	GBP	19,507	6/18/14	(29,990)
Deutsche Bank AG	USD	2,644	CHF	2,318	6/18/14	(54,952)
Deutsche Bank AG	USD	4,197	EUR	3,027	6/18/14	(70,641)
Royal Bank of Scotland PLC	USD	37,813	AUD	40,525	6/18/14	(137,833)
Standard Chartered Bank	USD	18,831	JPY	1,945,817	6/18/14	284,815
State Street Bank & Trust Co.	USD	13,176	EUR	9,505	6/18/14	(219,566)

						$(995,554)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return Index	6,161	0.02%	$31,573	1/15/15	Bank of America, NA	$1,126,501
Receive	Russell 2000 Total Return Index	651	1.00%	3,336	5/15/15	Citibank, NA	119,357
Receive	FTSE EPRA/NAREIT Developed US Net Total Return Index	11,790	0.55%	42,416	5/15/15	Deutsche Bank AG	346,772
Receive	Russell 2000 Total Return Index	245	1.00%	1,256	4/15/15	JPMorgan Chase Bank, NA	44,883
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	279	0.71%	1,124	8/15/14	UBS AG	10,449
Receive	Russell 2000 Total Return Index	2,505	1.00%	12,837	10/15/14	UBS AG	458,280
Receive	Russell 2000 Total Return Index	3,757	1.00%	19,254	3/16/15	UBS AG	687,639
Receive	Russell 2000 Total Return Index	1,265	1.00%	6,483	4/15/15	UBS AG	231,485

							$3,025,366

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $193,992.
(f)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $268,915,188 and gross unrealized depreciation of investments was $(10,724,122), resulting in net unrealized appreciation of $258,191,066.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East

EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AllianceBernstein Pooling Portfolios

Volatility Management

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$94,009,163	$92,176,836	$	– 0	–	$186,185,999
Information Technology	123,502,190	18,011,227		– 0	–	141,513,417
Health Care	86,903,480	43,037,944		– 0	–	129,941,424
Industrials	73,994,302	55,695,851		– 0	–	129,690,153
Consumer Discretionary	79,570,615	46,890,681		– 0	–	126,461,296
Consumer Staples	64,677,958	45,521,003		– 0	–	110,198,961
Energy	69,287,703	28,960,577		– 0	–	98,248,280
Materials	23,346,068	32,816,171		– 0	–	56,162,239
Equity: Other	17,711,329	26,818,226		– 0	–	44,529,555
Telecommunication Services	16,680,793	20,126,485		– 0	–	36,807,278

Investments in Securities:	Level 1		Level 2		Level 3		Total
Utilities	19,868,277		15,886,827		– 0	–	35,755,104
Retail	14,987,767		13,106,090		– 0	–	28,093,857
Residential	13,573,644		3,826,451		– 0	–	17,400,095
Office	6,828,471		6,528,386		– 0	–	13,356,857
Lodging	3,815,418		378,684		– 0	–	4,194,102
Investment Companies	180,098,026		58,442		– 0	–	180,156,468
Warrants	17,693		– 0	–	– 0	–	17,693
Preferred Stocks	– 0	–	– 0	–	12,832		12,832
Rights	10,035		– 0	–	– 0	–	10,035
Short-Term Investments:					– 0	–
Investment Companies	334,473,525		– 0	–	– 0	–	334,473,525
U.S. Treasury Bills	– 0	–	5,499,822		– 0	–	5,499,822
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,068,874		– 0	–	– 0	–	22,068,874

Total Investments in Securities	1,245,425,331		455,339,703		12,832		1,700,777,866
Other Financial Instruments* :
Assets:
Futures	5,729,659		1,030,531		– 0	–	6,760,190
Forward Currency Exchange Contracts	– 0	–	976,335		– 0	–	976,335
Total Return Swaps	– 0	–	3,025,366		– 0	–	3,025,366
Liabilities:
Futures	– 0	–	(69,463)		– 0	–	(69,463)
Forward Currency Exchange Contracts	– 0	–	(1,971,889)		– 0	–	(1,971,889)

Total+	$1,251,154,990		$458,330,583		$12,832		$1,709,498,405

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks			Rights^			Total
Balance as of 8/31/13	$	– 0	–		$11		$11
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		(11)		(11)
Change in unrealized appreciation/depreciation		(49)			– 0	–	(49)
Purchases		12,881			– 0	–	12,881
Sales		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 5/31/14		$12,832		$	– 0	–	$12,832

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14		$(49)		$	– 0	–	$(49)

^	The securities which had zero market value at year end are no longer held by the Portfolio.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 21, 2014